                As filed with the Securities and Exchange Commission.          '33 Act File No. 33-85164
                                                                               '40 Act File No. 811-5606

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                    REGISTRATION STATEMENT UNDER THE SECURITIES      [X]
                                   ACT OF 1933


                         Post Effective Amendment No. 7


                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                  Amendment No. 19                   [X]


                        NATIONWIDE VA SEPARATE ACCOUNT-A
                           (Exact Name of Registrant)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111


     DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)


       This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information and Financial Statements.

       It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 1998 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================



                                    1 of 100

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information

N-4 ITEM                                                                                                PAGE
Part A    INFORMATION REQUIRED IN A PROSPECTUS
    Item   1.   Cover page.................................................................................3
    Item   2.   Definitions................................................................................5
    Item   3.   Synopsis or Highlights....................................................................13
    Item   4.   Condensed Financial Information...........................................................14
    Item   5.   General Description of Registrant, Depositor, and Portfolio Companies
                (Disclosure regarding use of multiple prospectuses under Registration Statement)..........15
    Item   6.   Deductions and Expenses...................................................................18
    Item   7.   General Description of Variable Annuity Contracts.........................................21
    Item   8.   Annuity Period............................................................................28
    Item   9.   Death Benefit and Distributions...........................................................28
    Item  10.   Purchases and Contract Value..............................................................21
    Item  11.   Redemptions...............................................................................24
    Item  12.   Taxes.....................................................................................34
    Item  13.   Legal Proceedings.........................................................................42
    Item  14.   Table of Contents of the Statement of Additional Information..............................42

Part B   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
    Item  15.   Cover Page................................................................................44
    Item  16.   Table of Contents.........................................................................44
    Item  17.   General Information and History...........................................................44
    Item  18.   Services..................................................................................44
    Item  19.   Purchase of Securities Being Offered......................................................44
    Item  20.   Underwriters..............................................................................45
    Item  21.   Calculation of Performance Information....................................................45
    Item  22.   Annuity Payments..........................................................................46
    Item  23.   Financial Statements......................................................................47

Part C   OTHER INFORMATION
    Item  24.   Financial Statements and Exhibits.........................................................77
    Item  25.   Directors and Officers of the Depositor...................................................79
    Item  26.   Persons Controlled by or Under Common Control with the Depositor or Registrant............81
    Item  27.   Number of Contract Owners.................................................................91
    Item  28.   Indemnification...........................................................................91
    Item  29.   Principal Underwriter.....................................................................91
    Item  30.   Location of Accounts and Records..........................................................93
    Item  31.   Management Services.......................................................................93
    Item  32.   Undertakings..............................................................................93



                                    2 of 100

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                   HOME OFFICE
                                 P.O. BOX 182008
          COLUMBUS, OHIO 43218-2008, 1-800-533-5622, TDD 1-800-238-3035
                       DEFERRED VARIABLE ANNUITY CONTRACTS
             ISSUED BY NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                  THROUGH THE NATIONWIDE VA SEPARATE ACCOUNT-A


The Contracts described in this prospectus are Flexible Purchase Payment Contracts (collectively referred to as the "Contracts"). Reference throughout the prospectus to such Contracts will mean individual contracts as well as Certificates issued under Group Flexible Fund Retirement Contracts. For such Group Contracts, references to "Contract Owner" will mean the "Participant" unless the plan otherwise permits or requires the Contract Owner to exercise contractual rights under the authority of the plan terms. The Contracts are sold for use in retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code ("the "Code"). The Contracts are sold as either:
Non-Qualified Contracts; IRAs; Roth IRAs; SEP IRAs; Tax Sheltered Annuities; or Qualified Contracts. Annuity payments are deferred until a selected later date.

Purchase Payments are allocated to the Nationwide VA Separate Account-A ("Variable Account"), a separate account of Nationwide Life and Annuity Insurance Company (the "Company"). Shares of the Underlying Mutual Fund options are issued only for the purpose of funding benefits of variable annuity contracts and variable life insurance policies issued by insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The Variable Account uses its assets to purchase shares at Net Asset Value in one or more of the following Underlying Mutual Fund options:

     FEDERATED INSURANCE SERIES (FORMERLY                             MFS(R) VARIABLE INSURANCE TRUSTSM:
     "FEDERATED INSURANCE MANAGEMENT SERIES"):                            -MFS(R) Emerging Growth SerieS
           - Federated American Leaders Fund II                           -MFS(R)Total Return Series
           (formerly "Equity Growth & Income Fund")
           - Federated High Income Bond Fund II*                      NATIONWIDE SEPARATE ACCOUNT TRUST ("NSAT"):
           (formerly "Corporate Bond Fund")                               -Government Bond Fund
                                                                          -Money Market Fund
     FIDELITY VARIABLE INSURANCE PRODUCTS ("VIP") FUND:                   -Nationwide Small Company Fund
           - VIP Equity-Income Portfolio
           - VIP Overseas Portfolio


*The Federated High Income Bond Fund II may invest in lower quality debt securities commonly referred to as junk bonds.


This prospectus provides you with the basic information you should know about the Contracts issued by the Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1998 has been filed with the Securities and Exchange Commission ("SEC"). You can obtain a copy without charge from Nationwide Life and Annuity Insurance Company by calling 1-800-533-5622, TDD 1-800-238-3035, or writing P.O.
Box 182008, Columbus, Ohio 43218-2008.

PLEASE NOTE THAT NOT ALL BENEFITS DESCRIBED IN THIS PROSPECTUS MAY BE AVAILABLE IN EVERY JURISDICTION. PLEASE REFER TO YOUR CONTRACT FOR SPECIFIC BENEFIT INFORMATION.


INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY, AND AN INVESTMENT IN THE VARIABLE ACCOUNT FUND OPTIONS INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    3 of 100

THE VARIABLE ANNUITY CONTRACTS OFFERED UNDER THIS CONTRACT ARE MADE AVAILABLE TO THE CUSTOMERS OF VARIOUS FINANCIAL INSTITUTIONS. ALTHOUGH THESE FINANCIAL INSTITUTIONS MAY COOPERATE WITH THE COMPANY IN THE MARKETING OF THE CONTRACTS TO THE EXTENT PERMITTED UNDER FEDERAL AND STATE LAW, SUCH COOPERATION IN NO WAY IMPLIES RESPONSIBILITY FOR THE GUARANTEES UNDER THE CONTRACTS, WHICH ARE THE SOLE RESPONSIBILITY OF THE COMPANY; NOR DOES SUCH COOPERATION IN ANY WAY IMPLY THAT THE ANNUITY CONTRACTS ARE OBLIGATIONS OF THE FINANCIAL INSTITUTION OR ARE INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION. IN THE FUTURE, THE COMPANY MAY ADD TO THE VARIABLE ACCOUNT ONE OR MORE UNDERLYING MUTUAL FUND OPTIONS WHICH ARE MANAGED BY THE FINANCIAL INSTITUTION THROUGH WHICH THIS PROSPECTUS WAS OBTAINED. THESE ADDITIONAL UNDERLYING MUTUAL FUND OPTIONS WILL BE EXCLUSIVELY AVAILABLE TO THE CUSTOMERS OF THAT FINANCIAL INSTITUTION. SIMILAR ARRANGEMENTS WITH OTHER FINANCIAL INSTITUTIONS MAY BE PURSUED BY THE COMPANY.


THE SEC MAINTAINS A WEBSITE, WWW.SEC.GOV, THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, AND MATERIAL INCORPORATED BY REFERENCE RELATING TO THIS PROSPECTUS, AS WELL AS OTHER INFORMATION REGARDING REGISTRANTS THAT FILE WITH THE SEC.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1998 IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 40 OF THE PROSPECTUS.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1998

                                    4 of 100

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT - An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.


ANNUITANT - The person designated to receive annuity payments during Annuitization and upon whose life any annuity payment involving life contingencies depends. The Annuitant may be changed prior to the Annuitization Date with the consent of the Company. This person must be age 85 or younger at the time of Contract issuance.

ANNUITIZATION - The period during which annuity payments are received.

ANNUITIZATION DATE - The date on which annuity payments commence.

ANNUITY COMMENCEMENT DATE - The date on which the annuity payments are scheduled to commence. The Annuity Commencement Date is shown on the data page of the Contract, and is subject to change by the Owner with the consent of the Company.


ANNUITY PAYMENT OPTION - The chosen form of annuity payments. Several options are available under the Contract.

ANNUITY UNIT - An accounting unit of measure used to calculate the value of Variable Annuity payments.


BENEFICIARY - The person designated to receive certain benefits under the Contract when the Annuitant dies prior to the Annuitization Date. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.


CODE - The Internal Revenue Code of 1986, as amended.

COMPANY - Nationwide Life and Annuity Insurance Company.

CONTINGENT BENEFICIARY - The person designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Annuitant.

CONTRACT - The deferred variable annuity contract described in this prospectus.

CONTRACT ANNIVERSARY - An anniversary of the Date of Issue of the Contract.

CONTRACT OWNER (OWNER) - The person who possesses all rights under the Contract, including the right to designate and change the Owner, Annuitant, Beneficiary, Contingent Beneficiary, Annuity Payment Option, and Annuity Commencement Date. If a Joint Owner is named in the application, references to "Contract Owner" or "Owner" in this prospectus, unless otherwise indicated, will apply to both the Owner and Joint Owner.

CONTRACT VALUE - The sum of the value of all Accumulation Units attributable to the Contract, plus any amount held under the Contract in the Fixed Account.

CONTRACT YEAR - Each year the Contract remains in force commencing with the Date of Issue.

DATE OF ISSUE - The date shown as the Date of Issue on the data page of the Contract.

DEATH BENEFIT - The benefit payable upon the death of the Annuitant prior to annuitization. This benefit does not apply upon the death of the Contract Owner when the Owner and Annuitant are not the same person. If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be as specified in the Annuity Payment Option elected.

DISTRIBUTION - Any payment of all or part of the Contract Value.

ERISA - Employee Retirement Income Security Act of 1974, as amended.


FIXED ACCOUNT - An investment option which is funded by the General Account of the Company.


FIXED ACCOUNT CONTRACT VALUE - The sum of the value credited, including interest, to the Fixed Account attributable to this Contract.


FIXED PAYMENT ANNUITY - An annuity providing for payments which are guaranteed by the Company as to dollar amount during Annuitization.

                                    5 of 100

GENERAL ACCOUNT - All assets of the Company other than those of the Variable Account or in other separate accounts that have been or may be established by the Company.


HOME OFFICE - The main office of the Company located in Columbus, Ohio.


INDIVIDUAL RETIREMENT ACCOUNT - An account that qualifies for favorable tax treatment under Section 408 of the Code, but does not include Roth Individual Retirement Accounts, which qualify for favorable tax treatment under Section 408A of the Code.

INDIVIDUAL RETIREMENT ANNUITY ("IRA") - An annuity contract which qualifies for favorable tax treatment under Section 408 of the Code, but does not include Roth IRAs, which qualify for favorable tax treatment under Section 408A of the Code.

INTEREST RATE GUARANTEE PERIOD - The interval of time during which an interest rate credited to the Fixed Account under the Contract is guaranteed to remain the same. For Purchase Payments into the Fixed Account or transfers from the Variable Account to the Fixed Account, this period begins upon the date of deposit or transfer and ends at the end of the calendar quarter at least one year from deposit or transfer. At the end of an Interest Rate Guarantee Period, a new interest rate is declared with an Interest Rate Guarantee Period starting at the end of the prior period and ending at the end of the calendar quarter one year later.


JOINT OWNER - The Joint Owner, if any is named, possesses an undivided interest in the entire Contract, along with the Owner. If a Joint Owner is named, the exercise of any ownership right under the Contract will require written authorization, signed by both the Owner and Joint Owner, of an intent to exercise such right, unless the Owner and Joint Owner provide in the application that the exercise of any such ownership right may be made by either the Owner or Joint Owner independently. Unless otherwise indicated, references to "Contract Owner" or "Owner" in this prospectus will apply to both the Owner and Joint Owner.


NET ASSET VALUE - The value of one share of an Underlying Mutual Fund at the end of a market day or at the close of the New York Stock Exchange. Net Asset Value is computed by adding the value of all portfolio holdings plus other assets, deducting charges, and then dividing the result by the number of shares outstanding.


NON-QUALIFIED CONTRACT - A Contract which does not qualify for favorable tax treatment under Sections 401 and 403(a) (Qualified Plans), 408 (Individual Retirement Annuities), or 403(b) (Tax Sheltered Annuities) of the Code.

PLAN PARTICIPANT - The person for whom contributions are being made to a Qualified Plan or Tax Sheltered Annuity either through employer contributions or employee salary reduction contributions.

PURCHASE PAYMENT - A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers between the Variable Account and Fixed Account, or among the Sub-Accounts.


QUALIFIED CONTRACT - A contract issued to fund a Qualified Plan.



QUALIFIED PLAN - A retirement plan which receives favorable tax treatment under
Section 401 or 403(a) of the Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Code.


SEP IRA - A retirement plan which receives favorable tax treatment under Section 408(k) of the Code.

SUB-ACCOUNTS - Separate and distinct divisions of the Variable Account, to which specific Underlying Mutual Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.

TAX SHELTERED ANNUITY - An annuity which qualifies for favorable tax treatment under Section 403(b) of the Code.


UNDERLYING MUTUAL FUND - A registered open-end management investment company in which the assets of the Sub-Accounts will be invested.

VALUATION DATE - Each day the New York Stock Exchange and the Home Office are open for business, or any other day during which there is a sufficient degree of trading of the Variable Account's Underlying Mutual Fund shares that the current Variable Account Contract Value might be materially affected.


VALUATION PERIOD - The period of time commencing at the close of a Valuation Date and ending at the close of business for the next succeeding Valuation Date.

                                    6 of 100

VARIABLE ACCOUNT - The Nationwide VA Separate Account-A, a separate investment account of the Company into which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate Underlying Mutual Fund.

VARIABLE ACCOUNT CONTRACT VALUE - The sum of the value of all Accumulation Units attributable to the Contract.


VARIABLE PAYMENT ANNUITY - An annuity providing for payments which are not predetermined or guaranteed as to dollar amount and which vary in amount with the investment experience of the Variable Account.

                                    7 of 100

                                TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS...........................................................................................3
SUMMARY OF CONTRACT EXPENSES........................................................................................8
UNDERLYING MUTUAL FUND ANNUAL EXPENSES..............................................................................9
EXAMPLE............................................................................................................10
SYNOPSIS...........................................................................................................11
CONDENSED FINANCIAL INFORMATION....................................................................................12
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY......................................................................13
NATIONWIDE ADVISORY SERVICES, INC..................................................................................13
THE VARIABLE ACCOUNT...............................................................................................13
           Underlying Mutual Fund Options..........................................................................14
           Voting Rights...........................................................................................16
           Substitution of Securities..............................................................................16
VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS......................................................................16
           Expenses of the Variable Account........................................................................16
           Mortality Risk Charge...................................................................................17
           Expense Risk Charge.....................................................................................17
           Contract Maintenance Charge.............................................................................17
           Administration Charge...................................................................................17
           Contingent Deferred Sales Charge ("CDSC")...............................................................17
           Waiver of CDSC..........................................................................................18
           Premium Taxes...........................................................................................19
OPERATION OF THE CONTRACT..........................................................................................19
           Investments of the Variable Account.....................................................................19
           Allocation of Purchase Payments and Contract Value......................................................19
           Value of an Accumulation Unit...........................................................................20
           Net Investment Factor...................................................................................20
           Determining the Contract Value..........................................................................20
           Right to Revoke.........................................................................................20
           Transfers...............................................................................................21
           Contract Ownership......................................................................................22
           Joint Ownership.........................................................................................22
           Beneficiary.............................................................................................22
           Surrender (Redemption)..................................................................................22
           Surrenders Under a Qualified Contract or Tax Sheltered Annuity..........................................23
           Loan Privilege..........................................................................................24
           Assignment..............................................................................................25
CONTRACT OWNER SERVICES............................................................................................25
           Asset Rebalancing.......................................................................................25
           Dollar Cost Averaging...................................................................................26
           Systematic Withdrawals..................................................................................26
ANNUITY PAYMENT PERIOD, DEATH BENEFIT, AND OTHER DISTRIBUTIONS.....................................................26
           Annuity Commencement Date...............................................................................26
           Annuitization...........................................................................................26
           Fixed Payment Annuity - First and Subsequent Payments...................................................26
           Variable Payment Annuity - First and Subsequent Payments................................................26
           Variable Payment Annuity - Assumed Investment Rate......................................................27
           Variable Payment Annuity - Value of an Annuity Unit.....................................................27
           Variable Payment Annuity - Exchanges Among Underlying Mutual Fund Options...............................27
           Annuity Payment Options.................................................................................27
           Death of Contract Owner - Non-Qualified Contracts.......................................................28
           Death of Annuitant - Non-Qualified Contracts............................................................28

                                    8 of 100

           Death of the Contract Owner/Annuitant...................................................................28
           Death Benefit Payment...................................................................................28
           Required Distributions for Non-Qualified Contracts......................................................29
           Required Distributions for Qualified Plans or Tax Sheltered Annuities...................................30
           Required Distributions for IRAs and SEP IRAs............................................................30
           Required Distributions for Roth IRAs....................................................................31
FEDERAL TAX CONSIDERATIONS.........................................................................................32
           Federal Income Taxes....................................................................................32
           Puerto Rico.............................................................................................32
           Non-Qualified Contracts - Natural Persons as Contract Owners............................................33
           Non-Qualified Contracts - Non-Natural Persons as Contract Owners........................................34
           Qualified Plans, IRAs, SEP IRAs, and Tax Sheltered Annuities............................................34
           Roth IRAs...............................................................................................35
           Withholding.............................................................................................35
           Non-Resident Aliens.....................................................................................35
           Federal Estate, Gift, and Generation-Skipping Transfer Taxes............................................36
           Charge for Tax..........................................................................................36
           Diversification.........................................................................................36
           Tax Changes.............................................................................................37
GENERAL INFORMATION................................................................................................37
           Contract Owner Inquiries................................................................................37
           Statements and Reports..................................................................................37
           Advertising.............................................................................................37
YEAR 2000 COMPLIANCE ISSUES........................................................................................39
LEGAL PROCEEDINGS..................................................................................................40
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION...........................................................40
APPENDIX...........................................................................................................41

                                    9 of 100

                          SUMMARY OF CONTRACT EXPENSES


CONTRACT OWNER TRANSACTION EXPENSES
       Maximum Contingent Deferred Sales Charge(1)....................    7.00 %


---------------------------------------------------------------------------------------------------

                       RANGE OF CONTINGENT DEFERRED SALES CHARGE OVER TIME

         Number of Completed Years from                   Contingent Deferred Sales Charge
            Date of Purchase Payment                                 Percentage
                        0                                                7%
                        1                                                6%
                        2                                                5%
                        3                                                4%
                        4                                                3%
                        5                                                2%
                        6                                                1%
                        7                                                0%
---------------------------------------------------------------------------------------------------

MAXIMUM CONTRACT MAINTENANCE CHARGE(2)..................................     $50

VARIABLE ACCOUNT ANNUAL EXPENSES
       Mortality and Expense Risk Charges.............................    1.25 %
       Administration Charge..........................................    0.15 %
                Total Variable Account Annual Expenses................    1.40 %


(1) Each Contract Year, the Contract Owner may withdraw without a Contingent Deferred Sales Charge ("CDSC"), the greater of:


      (a) an amount equal to 10% of that Purchase Payment made to the Contract;
          or

      (b) any amount withdrawn in order for the Contract to meet minimum distribution requirements under the Code.

    Withdrawals may be restricted for Contracts issued pursuant to the terms of Tax Sheltered Annuity Plan or other Qualified Plan. This CDSC-free withdrawal privilege is non-cumulative; free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year (see "Waiver of the Contingent Deferred Sales Charge").

(2) The one-time Contract Maintenance Charge is deducted when the Contract is established. The Contract Maintenance Charge varies from $50 to $0 based upon the amount of the initial Purchase Payment and plan type (see "Contract Maintenance Charge").

                                   10 of 100

                    UNDERLYING MUTUAL FUND ANNUAL EXPENSE(3)
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS)

------------------------------------------------------------------------------------------------------------------
                                                                                        Total Portfolio Company
                                               Management Fees       Other Expenses             Expenses
------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated              0.66%                0.19%                   0.85%
American Leaders Fund II*
------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated High         0.51%                0.29%                   0.80%
Income Bond Fund II*
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio*               0.50%                0.07%                   0.57%
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio*                    0.75%                0.15%                   0.90%
------------------------------------------------------------------------------------------------------------------
MFS(R)Variable Insurance Trust -Emerging            0.75%                0.15%                   0.90%
Growth Series
------------------------------------------------------------------------------------------------------------------
MFS(R)Variable Insurance Trust -Total Return        0.75%                0.25%                   1.00%
Series
------------------------------------------------------------------------------------------------------------------
NSAT - Government Bond Fund                         0.50%                0.08%                   0.58%
------------------------------------------------------------------------------------------------------------------
NSAT - Money Market Fund                            0.40%                0.08%                   0.48%
------------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Small Company Fund                1.00%                0.11%                   1.11%
------------------------------------------------------------------------------------------------------------------

(3) The Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against separate account assets or reductions from Contract Values. These Underlying Mutual Fund expenses are taken into consideration in computing each Mutual Fund's Net Asset Value, which is the share price used to calculate the Variable Account's unit value. The management fees and other expenses are more fully described in the prospectus for each individual Underlying Mutual Fund. The information relating to the Underlying Mutual Fund expenses was provided by the Mutual Funds and was not independently verified by the Company. Except as otherwise noted, the management Fees and Other Expenses are not currently subject to fee waivers or expense reimbursements.

* The investment advisers for the indicated Underlying Mutual Funds have voluntarily agreed to reimburse a portion of the management fees and/or other operating expenses resulting in a reduction of the total expenses. Absent any such partial reimbursements, "Management Fees" and "Other Expenses" would have been: 0.75% and 0.19% for the Federated Insurance Series - Federated American Leaders Fund II; 0.60% and 0.29% for the Federated Insurance Series - Federated High Income Bond Fund II; 0.50% and 0.08% for the Fidelity VIP Equity-Income Portfolio; 0.75% and 0.17% for the Fidelity VIP Overseas Portfolio.

                                   11 of 100

                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial Purchase Payment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows the maximum $50 one-time Contract Maintenance Charge to be expressed as a percentage of the average Contract account size for existing Contracts. Since the average Contract account size for Contracts issued under this prospectus is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly.


---------------------------------------------------------------------------------------------------------------
                          If you surrender your       If you do not surrender        If you annuitize your
                       Contract at the end of the   your Contract at the end of   Contract at the end of the
                         applicable time period      the applicable time period     applicable time period
---------------------------------------------------------------------------------------------------------------
                      1 Yr.  3 Yrs. 5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs. 10 Yrs. 1 Yr.  3 Yrs. 5 Yrs. 10 Yrs.
---------------------------------------------------------------------------------------------------------------
Federated Insurance     92    123    157     272      29     78    130     272     *      78    130     272
Series - Federated
American Leaders
Fund II
---------------------------------------------------------------------------------------------------------------
Federated Insurance     92    122    154     267      29     77    127     267     *      77    127     267
Series - Federated
High Income Bond
Fund II
---------------------------------------------------------------------------------------------------------------
Fidelity VIP            89    114    142     242      26     69    115     242     *      69    115     242
Equity-Income
Portfolio
---------------------------------------------------------------------------------------------------------------
Fidelity VIP            93    125    160     277      30     80    133     277     *      80    133     277
Overseas Portfolio
---------------------------------------------------------------------------------------------------------------
MFS(R)Variable          93    125    160     277      30     80    133     277     *      80    133     277
Insurance
Trust-Emerging
Growth Series
---------------------------------------------------------------------------------------------------------------
MFS(R)Variable          94    128    165     288      31     83    138     288     *      83    138     288
Insurance Trust -
Total Return Series
---------------------------------------------------------------------------------------------------------------
NSAT -  Government      89    115    143     243      26     70    116     243     *      70    116     243
Bond Fund
---------------------------------------------------------------------------------------------------------------
NSAT - Money Market     88    112    137     232      25     67    110     232     *      67    110     232
Fund
---------------------------------------------------------------------------------------------------------------
NSAT - Nationwide       95    132    171     299      32     87    144     299     *      87    144     299
Small Company Fund
---------------------------------------------------------------------------------------------------------------


*The Contracts sold under this prospectus do not permit Annuitization during the first two Contract Years.


The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Contract. The expenses of the Nationwide VA Separate Account-A, as well as those of the Underlying Mutual Fund, are reflected in the Example. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Charges and Other Deductions." For more complete information regarding expenses paid out of the assets of a particular Underlying Mutual Fund option, see the prospectus for each Underlying Mutual Fund. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").

                                   12 of 100

                                    SYNOPSIS


The Contracts described in this prospectus can be categorized as follows: (1) Non-Qualified; (2) IRAs; (3) Tax Sheltered Annuities; (4) SEP IRAs; (5) Roth IRAs; (6) and Qualified.

The initial first year Purchase Payment must be at least $5,000 for Non-Qualified Contracts or $2,000 for IRAs. However, if periodic Purchase Payments are expected by the Company, this initial first year minimum may be satisfied by Purchase Payments made on an annualized basis. The cumulative total of all purchase payments under contracts issued by the Company on the life of any one Annuitant may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").


The Company does not deduct a sales charge from Purchase Payments made for these Contracts. However, if any part of the Contract Value is surrendered, the Company will, with certain exceptions, deduct from the Contract Value a CDSC not to exceed 7% of the lesser of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").


The Company deducts a Mortality Risk Charge equal to an annual rate of 0.80% of the daily net assets of the Variable Account for mortality risk assumed by the Company (see "Mortality Risk Charge"). The Company deducts an Expense Risk Charge equal to an annual rate of 0.45% of the daily net assets of the Variable Account as compensation for the Company's risk in undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Expense Risk Charge").

When the Contract is established, the Company will deduct a one-time Contract Maintenance Charge. The one-time Contract Maintenance Charge varies from $50 to $0 based upon the amount of the initial Purchase Payment. The Company will also assess an Administration Charge equal to an annual rate of 0.15% of the daily net assets of the Variable Account. These charges are to reimburse the Company for administrative expenses related to the issue and maintenance of the Contracts (see "Contract Maintenance Charge" and "Administration Charge").

Upon annuitization, the selected Annuity Payment Option will begin (see "Annuity Payment Option"). However, if the net amount to be applied to any Annuity Payment Option at the Annuitization Date is less than $2,000, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment would be less than $20, the Company reserves the right to change the frequency of payments to such intervals as will result in payments of at least that amount. In no event will annuity payments be made less frequently than annually (see "Frequency and Amount of Annuity Payments").

Taxation of the Contract will depend on the type of Contract issued (see "Federal Tax Considerations"). The Company will charge against the Premium Payments or the Contract Value the amount of any premium taxes levied by a state or other governmental entity (see "Premium Taxes").

The Contract Owner has a ten day free look to examine the Contract. Within ten days of the date the Contract is received, it may be returned for any reason to the Home Office at the address shown on page 1 of this prospectus. If the Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full unless otherwise required by law. State and/or federal law may provide additional free look privileges. All IRA, Roth IRA and SEP IRA refunds will be return of Purchase Payments (see "Right to Revoke").

                                   13 of 100

CONDENSED FINANCIAL INFORMATION
ACCUMULATION UNIT VALUES FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD.


                                                                                                   NUMBER OF
                            ACCUMULATION UNIT      ACCUMULATION UNIT                           ACCUMULATION UNITS
                            VALUE AT BEGINNING      VALUE AT END OF      PERCENT CHANGE IN     OUTSTANDING AT THE
            FUND                OF PERIOD               PERIOD               UNIT VALUE        END OF THE PERIOD      YEAR
    ---------------------- --------------------- ---------------------- --------------------- --------------------- ----------
    Federated Insurance         11.886326              15.509873                30.49%                     0          1997
                           --------------------- ---------------------- --------------------- --------------------- ----------
    Series - Federated          10.000000              11.886326                18.86%                     0          1996
                           --------------------- ---------------------- --------------------- --------------------- ----------
    American Leaders Fund
                           --------------------- ---------------------- --------------------- --------------------- ----------
    II-Q
    ---------------------- --------------------- ---------------------- --------------------- --------------------- ----------
    Federated Insurance         11.886326              15.509873                30.49%                 1,743          1997
                           --------------------- ---------------------- --------------------- --------------------- ----------
    Series - Federated          10.000000              11.886326                18.86%                     0          1996
                           --------------------- ---------------------- --------------------- --------------------- ----------
    American Leaders Fund
                           --------------------- ---------------------- --------------------- --------------------- ----------
    II-NQ
    ---------------------- --------------------- ---------------------- --------------------- --------------------- ----------
    Federated Insurance         11.260755              12.638879                12.24%                     0          1997
                           --------------------- ---------------------- --------------------- --------------------- ----------
    Series - Federated          10.000000              11.260755                12.61%                     0          1996
    High                   --------------------- ---------------------- --------------------- --------------------- ----------

    Income Bond Fund II-Q
    ---------------------- --------------------- ---------------------- --------------------- --------------------- ----------
    Federated Insurance         11.260755              12.638879                12.24%                 8,255          1997
                           --------------------- ---------------------- --------------------- --------------------- ----------
    Series - Federated          10.000000              11.260755                12.61%                 4,865          1996
    High                   --------------------- ---------------------- --------------------- --------------------- ----------

    Income Bond Fund II-
    NQ
    ---------------------- --------------------- ---------------------- --------------------- --------------------- ----------
    Fidelity VIP                15.169422              19.161385                26.32%                   870          1997
                           --------------------- ---------------------- --------------------- --------------------- ----------
    Equity Income               13.462945              15.169422                12.68%                     0          1996
                           --------------------- ---------------------- --------------------- --------------------- ----------
    Portfolio-Q                 10.106677              13.462945                33.21%                     0          1995
                           --------------------- ---------------------- --------------------- --------------------- ----------
                                10.000000              10.106677                 1.07%                     0          1994
    ---------------------- --------------------- ---------------------- --------------------- --------------------- ----------
    Fidelity VIP                15.169422              19.161385                26.32%                 7,470          1997
                           --------------------- ---------------------- --------------------- --------------------- ----------
    Equity Income               13.462945              15.169422                12.68%                 3,700          1996
                           --------------------- ---------------------- --------------------- --------------------- ----------
    Portfolio-NQ                10.106677              13.462945                33.21%                     0          1995
                           --------------------- ---------------------- --------------------- --------------------- ----------
                                10.000000              10.106677                 1.07%                     0          1994
    ---------------------- --------------------- ---------------------- --------------------- --------------------- ----------
    Fidelity VIP                11.086098              12.194007                 9.99%                     0          1997
                           --------------------- ---------------------- --------------------- --------------------- ----------
    Overseas                    10.000000              11.086098                10.86%                     0          1996
                           --------------------- ---------------------- --------------------- --------------------- ----------
    Portfolio-Q
    ---------------------- --------------------- ---------------------- --------------------- --------------------- ----------
    Fidelity VIP                11.086098              12.194007                 9.99%                 2,025          1997
                           --------------------- ---------------------- --------------------- --------------------- ----------
    Overseas                    10.000000              11.086098                10.86%                     0          1996
                           --------------------- ---------------------- --------------------- --------------------- ----------
    Portfolio-NQ
    ---------------------- --------------------- ---------------------- --------------------- --------------------- ----------
    MFS Variable                11.549651              13.882402                20.20%                     0          1997
    Insurance              --------------------- ---------------------- --------------------- --------------------- ----------
    Trust - Emerging            10.000000              11.549651                15.50%                     0          1996
                           --------------------- ---------------------- --------------------- --------------------- ----------
    Growth Series-Q
    ---------------------- --------------------- ---------------------- --------------------- --------------------- ----------
    MFS Variable                11.549651              13.882402                20.20%                 6,760          1997
    Insurance              --------------------- ---------------------- --------------------- --------------------- ----------
    Trust - Emerging            10.000000              11.549651                15.50%                 4,480          1996
                           --------------------- ---------------------- --------------------- --------------------- ----------
    Growth Series-NQ
    ---------------------- --------------------- ---------------------- --------------------- --------------------- ----------
    MFS Variable                11.250472              13.455752                19.60%                     0          1997
    Insurance              --------------------- ---------------------- --------------------- --------------------- ----------
    Trust - Total Return        10.000000              11.250472                12.50%                     0          1996
                           --------------------- ---------------------- --------------------- --------------------- ----------
    Series-Q
    ---------------------- --------------------- ---------------------- --------------------- --------------------- ----------
    MFS Variable                11.250472              13.455752                19.60%                 1,840          1997
    Insurance              --------------------- ---------------------- --------------------- --------------------- ----------
    Trust - Total Return        10.000000              11.250472                12.50%                     0          1996
                           --------------------- ---------------------- --------------------- --------------------- ----------
    Series-NQ
    ---------------------- --------------------- ---------------------- --------------------- --------------------- ----------
    NSAT - Government           12.049218              13.029041                 8.13%                     0          1997
                           --------------------- ---------------------- --------------------- --------------------- ----------
    Bond Fund-Q                 11.809424              12.049218                 2.03%                     0          1996
                           --------------------- ---------------------- --------------------- --------------------- ----------
                                10.085978              11.809424                17.09%                     0          1995
                           --------------------- ---------------------- --------------------- --------------------- ----------
                                10.000000              10.085978                 0.86%                     0          1994
    ---------------------- --------------------- ---------------------- --------------------- --------------------- ----------
    NSAT - Government           12.049218              13.029041                 8.13%                     0          1997
                           --------------------- ---------------------- --------------------- --------------------- ----------
    Bond Fund-NQ                11.809424              12.049218                 2.03%                     0          1996
                           --------------------- ---------------------- --------------------- --------------------- ----------
                                10.085978              11.809424                17.09%                     0          1995
                           --------------------- ---------------------- --------------------- --------------------- ----------
                                10.000000              10.085978                 0.86%                     0          1994
    ---------------------- --------------------- ---------------------- --------------------- --------------------- ----------
    NSAT - Money Market         10.832592              11.242681                 3.79%                     0          1997
                           --------------------- ---------------------- --------------------- --------------------- ----------
    Fund-Q*                     10.452337              10.832592                 3.64%                     0          1996
                           --------------------- ---------------------- --------------------- --------------------- ----------
                                10.032917              10.452337                 4.18%                     0          1995
                           --------------------- ---------------------- --------------------- --------------------- ----------
                                10.000000              10.032917                 0.33%                     0          1994
    ---------------------- --------------------- ---------------------- --------------------- --------------------- ----------

                                   14 of 100

                                                                                                   NUMBER OF
                            ACCUMULATION UNIT      ACCUMULATION UNIT                           ACCUMULATION UNITS
                            VALUE AT BEGINNING      VALUE AT END OF      PERCENT CHANGE IN     OUTSTANDING AT THE
            FUND                OF PERIOD               PERIOD               UNIT VALUE        END OF THE PERIOD      YEAR
    ---------------------- --------------------- ---------------------- --------------------- --------------------- ----------
    NSAT - Money Market         10.832592              11.242681                 3.79%                     0          1997
                           --------------------- ---------------------- --------------------- --------------------- ----------
    Fund-NQ*                    10.452337              10.832592                 3.64%                     0          1996
                           --------------------- ---------------------- --------------------- --------------------- ----------
                                10.032917              10.452337                 4.18%                     0          1995
                           --------------------- ---------------------- --------------------- --------------------- ----------
                                10.000000              10.032917                 0.33%                     0          1994
    ---------------------- --------------------- ---------------------- --------------------- --------------------- ----------
    NSAT - Nationwide           12.165184              14.076008                15.71%                     0          1997
                           --------------------- ---------------------- --------------------- --------------------- ----------
    Small Company Fund -        10.000000              12.165184                21.65%                     0          1996
                           --------------------- ---------------------- --------------------- --------------------- ----------
    Q
    ---------------------- --------------------- ---------------------- --------------------- --------------------- ----------
    NSAT - Nationwide           12.165184              14.076008                15.71%                     0          1997
                           --------------------- ---------------------- --------------------- --------------------- ----------
    Small Company Fund -        10.000000              12.165184                21.65%                     0          1996
                           --------------------- ---------------------- --------------------- --------------------- ----------
    NQ
    ---------------------- --------------------- ---------------------- --------------------- --------------------- ----------

* The 7 - day yield on the NSAT- Money Market Fund as of December 30, 1997 was 3.94%.


                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

The Company is a stock life insurance company organized under the laws of the state of Ohio and was established in February, 1981. The Company is a member of the "Nationwide Insurance Enterprise," with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. The Company offers life insurance, annuities and retirement products.

                       NATIONWIDE ADVISORY SERVICES, INC.

The Contracts are distributed by the General Distributor, Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly-owned subsidiary of Nationwide Life Insurance Company.


                              THE VARIABLE ACCOUNT


The Variable Account was established by the Company on May 6, 1987, pursuant to Ohio law. On April 6, 1988, the name of the Variable Account was established as the "Financial Horizons VA Separate Account-1." Subsequently, the name of the Variable Account was changed to "Nationwide VA Separate Account-A" pursuant to a resolution by the Board of Directors. The Company has caused the Variable Account to be registered with the SEC as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision of the management of the Variable Account or the Company by the SEC.


The Variable Account is a separate investment account of the Company and as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses, whether or not realized, from the assets of the Variable Account are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.


Purchase Payments are allocated within the Variable Account among one or more Sub-Accounts made up of shares in the Underlying Mutual Fund option(s), as designated by the Contract Owner. There are two Sub-Accounts within the Variable Account for each of the Underlying Mutual Fund option(s). One such Sub-Account contains the Underlying Mutual Fund shares attributable to Accumulation Units under Qualified Contracts, IRAs, Roth IRAs, SEP IRAs, and Tax Sheltered Annuities, and one such Sub-Account contains the Underlying Mutual Fund shares attributable to Accumulation Units under Non-Qualified Contracts.

                                   15 of 100

UNDERLYING MUTUAL FUND OPTIONS


A Contract Owner may choose from among a number of different Underlying Mutual Fund options. A summary of each Mutual Fund's investment objective is contained below. More detailed information may be found in the current prospectus for each Underlying Mutual Fund option, a copy of which may be obtained without charge from Nationwide Life and Annuity Insurance Company by calling (800) 533-5622, TDD (800) 238-3035 or writing P.O. Box 182008, Columbus, Ohio 43218-2008.
Underlying Mutual Fund prospectuses should be read in conjunction with this prospectus.

The Underlying Mutual Fund options are NOT available to the general public directly. The Underlying Mutual Funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Underlying Mutual Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Underlying Mutual Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, Contract purchasers should understand that the Underlying Mutual Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Underlying Mutual Funds may differ substantially.

The Underlying Mutual Funds may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although the Company does not anticipate disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts in which the Underlying Mutual Funds participate. A conflict may occur due to a number of reasons including a change in law affecting the operations of variable life insurance policies and variable annuity contracts or differences in the voting instructions of the Contract Owners and those of other companies. In the event of conflict, the Company will take any steps necessary to protect the Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the Underlying Mutual Fund(s) involved in the conflict.


Contract Owners may choose from among the following Underlying Mutual Fund options under the Contracts. There can be no assurance that any of the Underlying Mutual Fund options will achieve its objective.

FEDERATED INSURANCE SERIES (FORMERLY "FEDERATED INSURANCE MANAGEMENT SERIES") The Federated Insurance Series (the "Trust") is an open-end, management investment company organized as a Massachusetts business trust under a Declaration of Trust on September 15, 1993. Shares of the Trust are sold to insurance companies as funding vehicles for variable annuity contracts and variable life insurance policies issued by the insurance companies. Federated Advisers, a Delaware business trust organized on April 11, 1989, serves as the Trust's adviser.

       -FEDERATED HIGH INCOME BOND FUND II (FORMERLY "CORPORATE BOND FUND") Investment Objective: To seek high current income by investing primarily (at least 65% of fund assets) in lower-rated corporate bonds. Other fixed income securities in which this Fund invests include, but are not limited to, preferred stocks, debentures, notes, equipment lease certificates, and equipment trust certificates. The potential for capital growth may be considered in the purchase of various fund assets, but only when consistent with the investment objective of high current income.

       THIS FUND'S PORTFOLIO CONSISTS PRIMARILY OF LOWER-RATED CORPORATE DEBT OBLIGATIONS, WHICH ARE COMMONLY REFERRED TO AS "JUNK BONDS." PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THIS FUND.

       -FEDERATED AMERICAN LEADERS FUND II (FORMERLY "EQUITY GROWTH & INCOME FUND")
       Investment Objective: Primarily to achieve long-term growth of capital and secondarily, to provide income. This Fund pursues its investment objectives by investing under normal circumstances at least 65% of its total assets in common stock of "blue-chip" companies. "Blue-chip" companies are generally top-quality, established growth companies which, in the opinion of the investment adviser, meet specified criteria which is enumerated in the Underlying mutual fund prospectus. There is no assurance that the Fund will achieve its investment objectives.

                                   16 of 100

FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("VIP")
The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. VIP's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the manager.

       -VIP EQUITY-INCOME PORTFOLIO
       Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities, FMR also will consider the potential for capital appreciation. This Portfolio's goal is to achieve a yield which exceeds the composite yield of the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

       -VIP OVERSEAS PORTFOLIO
       Investment Objective: Long term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.


MFS(R) VARIABLE INSURANCE TRUSTSM
The MFS(R) Variable Insurance TrustSM ("Trust") is an open-end, registered management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts by a Declaration of Trust dated February 1, 1994. The Trust currently offers shares of each Series to insurance company separate accounts to fund variable life or annuity contracts. Massachusetts Financial Services Company("MFS"), a Delaware Corporation, is the investment adviser to each Series.

       -MFS(R) EMERGING GROWTH SERIES
       Investment Objective: To seek growth of capital. The selection of securities is made solely on the basis of potential for growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the investment objective of long-term growth of capital.

       -MFS(R) TOTAL RETURN SERIES
       Investment Objective: To obtain above-average income consistent with what management believes to be prudent employment of capital. While current income is the primary objective, the Series believes that there also should be a reasonable opportunity for growth of capital and income, since many securities offering a better-than-average yield may possess growth potential.

       THE MFS(R) EMERGING GROWTH SERIES AND THE MFS(R) TOTAL RETURN SERIES MAY INVEST TO A LIMITED EXTENT IN LOWER RATED FIXED INCOME SECURITIES OR COMPARABLE UNRATED SECURITIES COMMONLY KNOWN AS "JUNK BONDS."


NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold to life insurance company separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts. The assets of NSAT are managed by Nationwide Advisory Services, Inc. ("NAS"), a wholly-owned subsidiary of Nationwide Life Insurance Company.


       -GOVERNMENT BOND FUND
       Investment Objective: As high a level of income as is consistent with the preservation of capital. This Fund seeks to achieve its objective by investing in a diversified portfolio of securities issued or backed by the U.S.
       Government, its agencies or instrumentalities.

       -MONEY MARKET FUND
       Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

                                   17 of 100

       -NATIONWIDE SMALL COMPANY FUND
       Investment Objective: To seek long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. NAS has employed a group of sub-advisers, each of which will manage a portion of the Fund's portfolio. These sub-advisers are The Dreyfus Corporation, Neuberger & Berman, L.P., Pictet International Management Limited, Van Eck Associates Corporation, Strong Capital Management, Inc. and Warburg, Pincus Asset Management, Inc. The sub-advisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing a number of different investment styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.


VOTING RIGHTS


Voting rights under the Contracts apply ONLY with respect to amounts allocated to the Sub-Accounts.

In accordance with its view of applicable law, the Company will vote the shares of the Underlying Mutual Funds at regular and special meetings of the shareholders. These shares will be voted in accordance with instructions received from Contract Owners. If the 1940 Act or any regulation thereunder should be amended, or if the present interpretation changes, permitting the Company to vote the shares of the Underlying Mutual Funds in its own right, it may elect to do so.

The Contract Owner is the person who has the voting interest under a Contract. The number of Underlying Mutual Fund shares attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each respective Sub-Account by the Net Asset Value of the Underlying Mutual Fund corresponding to the Sub-Account. The number of shares which may be voted will be determined as of the date chosen by the Company, not more than 90 days prior to the meeting of the Underlying Mutual Fund. Each person having a voting interest will receive periodic reports relating to the Underlying Mutual Fund, proxy material and a form with which to give such voting instructions.


Voting instructions will be solicited by written communication at least 21 days prior to such meeting. Underlying Mutual Fund shares to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all contracts participating in the Variable Account.

SUBSTITUTION OF SECURITIES


If shares of the Underlying Mutual Fund options are no longer available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such Underlying Mutual Fund shares is inappropriate, the Company may eliminate Sub-Accounts, combine two or more Sub-Accounts, or substitute shares of another underlying mutual fund for Underlying Mutual Fund shares already purchased or to be purchased in the future by Purchase Payments under the Contract. No substitution of securities may take place without prior approval of the SEC.


                  VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS

EXPENSES OF THE VARIABLE ACCOUNT


The Variable Account is responsible for the following types of expenses:
Administration Charge relating to the issuance and maintenance of the Contracts; Mortality Risk Charge associated with guaranteeing the annuity purchase rates at issue for the life of the Contracts; and Expense Risk Charge associated with guaranteeing that the Mortality Risk Charge, Expense Risk Charge, Contract Maintenance Charge and Administration Charge described in this prospectus will not change, regardless of actual expenses. If these charges are insufficient to cover these expenses, the loss will be borne by the Company.

All of the charges described in this section apply to Variable Account allocations. Allocations to the Fixed Account are subject to CDSC and premium tax deductions, if applicable, but are not subject to charges exclusive to the Variable Account; i.e., the Mortality Risk Charge, the Expense Risk Charge, and the Administration Charge.

                                   18 of 100

MORTALITY RISK CHARGE


The Company deducts a Mortality Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.80% of the daily net assets of the Variable Account. By guaranteeing the Contract's annuity rate, the Company assumes the Mortality Risk. These guarantees cannot change regardless of the death rates of persons receiving annuity payments or of the general population. The Company expects to generate a profit from this charge.


EXPENSE RISK CHARGE


The Company deducts an Expense Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.45% of the daily net assets of the Variable Account. The Company will not increase charges for administration of the Contracts regardless of its actual expenses. The Company expects to generate a profit from this charge.


CONTRACT MAINTENANCE CHARGE

The Company deducts a Contract Maintenance Charge from the Contract Value to reimburse it for administrative expenses relating to the issuance and maintenance of the Contract.


For IRAs and Non-Qualified Contracts, the Contract Maintenance Charge is a one-time set up fee. The Contract Maintenance Charge varies from $50 to $0. Variances are based upon the initial Purchase Payment as follows:



                                                            One-Time
              Initial Purchase Payment            Contract Maintenance Charge
                   Up to $14,999                              $50
                 $15,000 to $39,999                           $30
                  $40,000 and over                             $0


For Qualified Contracts, Tax Sheltered Annuities, Roth IRAs, and SEP-IRAs Contracts, there is no Contract Maintenance Charge.

The amount of the Contract Maintenance Charge will not be increased by the Company. In no event will reduction or elimination of the Contract Maintenance Charge be permitted where such reduction or elimination would be unfairly discriminatory to any person, or where it is prohibited by state law.


ADMINISTRATION CHARGE


The Company deducts an Administration charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.15% of the daily net assets of the Variable Account. The Administrative Charge is designed to reimburse the Company for administrative expenses.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

No deduction for sales charges is made from the Purchase Payments for these Contracts. However, if any part of the Contract Value is surrendered, the Company will, with certain exceptions, deduct a CDSC (see "Waiver of CDSC"). The CDSC will not exceed the lesser of:

         1)    7% of the amount surrendered; or

         2) 7% of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender.

The CDSC, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. The Company attempts to recover its distribution costs relating to the sale of the Contracts from the CDSC. Any shortfall will be made up from the General Account of the Company, which may indirectly include portions of the Mortality and Expense Risk Charges, since the Company expects to generate a profit from these charges. The maximum amount that may be paid to a selling agent on the sale of these Contracts is 6.9% of Purchase Payments.

                                   19 of 100

The CDSC is calculated by multiplying the applicable CDSC percentages noted below by the Purchase Payments that are surrendered. For purposes of calculating the CDSC, surrenders are considered to come first from the oldest Purchase Payment made to the Contract, then from the next oldest Purchase Payment, and so forth. For tax purposes, a surrender is usually treated as a withdrawal of earnings first. The CDSC applies as follows:


    NUMBER OF COMPLETED                CONTINGENT DEFERRED
    YEARS FROM DATE OF                     SALES CHARGE
     PURCHASE PAYMENT                       PERCENTAGE
             0                                  7%
             1                                  6%
             2                                  5%
             3                                  4%
             4                                  3%
             5                                  2%
             6                                  1%
             7                                  0%


WAIVER OF CDSC

Each Contract Year, the Contract Owner may withdraw without a CDSC, the greater of:


         (a) an amount equal to 10% of that Purchase Payment made to the Contract; or

         (b) any amount withdrawn in order for the Contract to meet minimum distribution requirements under the Code.

Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity, or other Qualified Plan. This CDSC-free withdrawal privilege is non-cumulative; free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.


In addition, no CDSC will be deducted:


         (1) upon the annuitization of Contracts which have been in force for at least two years;

         (2)   upon payment of a Death Benefit; or

         (3) from any value which has been held under a Contract for at least 84 months.


No CDSC applies upon the transfer of value among the Sub-Accounts or between the Fixed Account and the Variable Account. When a Contract described in this prospectus is exchanged for another contract issued by the Company or any of its affiliated insurance companies, of the type and class which the Company determines is eligible for such exchange, the Company may waive or reduce the CDSC on the first Contract. A CDSC may apply to the contract received in the exchange.

When a Contract is held by a Charitable Remainder Trust, the amount which may be withdrawn without application of a CDSC will be the larger of (a) or (b), where:

         (a) is the amount which would otherwise be available for withdrawal without application of a CDSC; and


         (b) is the difference between the total Purchase Payments made to the Contract as of the date of the withdrawal (reduced by previous withdrawals of such Purchase Payments), and the Contract Value at the close of the day prior to the date of the withdrawal.


For Tax Sheltered Annuities and Qualified Contracts, the Company will waive the CDSC when:


         (1) the Plan Participant experiences a case of hardship (as provided in Code Section 403(b) and as defined for purposes of Code
               Section 401(k));

         (2)   the Plan Participant becomes disabled (within the meaning of Code
               Section 72(m)(7));

         (3) the Plan Participant attains age 59 1/2 and has participated in the Contract for at least 5 years, aS determined from the Contract Anniversary date immediately preceding the Distribution;

         (4) the Plan Participant has participated in the Contract for at least 15 years as determined from the Contract Anniversary date immediately preceding the Distribution;

         (5)   the Plan Participant dies; or

         (6) the Contract is annuitized after 2 years from the inception of the Contract.

                                   20 of 100

The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2 (see "FEDERAL TAX CONSIDERATIONS - Non-Qualified Contracts - Natural Persons as Owners").


In addition, the Company may waive or reduce the CDSC for Non-Qualified Contracts when sales are made without commission or other standard distribution expenses, resulting in savings to the Company for the cost of the distribution effort.

After the third Contract Anniversary, the CDSC will not apply if the Contract Owner is confined to a long term care facility or hospital and has been so confined for a continuous 90 day period as of the date of the surrender request.

In no event will elimination of CDSC be permitted where such elimination would be unfairly discriminatory to any person, or where it is prohibited by state law.


PREMIUM TAXES


The Company will charge against the Contract Value any premium taxes levied by a state or any other governmental entity upon Purchase Payments received by the Company. Premium tax rates currently range from 0% to 3.5%, but are subject to change. The method used to recoup premium tax expense will be determined by the Company at its sole discretion in compliance with state law. The Company currently deducts such taxes from Contract Value at: (1) the time the Contract is surrendered; (2) Annuitization; or (3) such earlier date as the Company may become subject to such taxes.


                            OPERATION OF THE CONTRACT

INVESTMENTS OF THE VARIABLE ACCOUNT


The Contract Owner may have Purchase Payments allocated among one or more of the Sub-Accounts. Shares of the respective Underlying Mutual Funds specified by the Contract Owner are purchased at Net Asset Value for the respective Sub-Account(s) and converted into Accumulation Units. The Contract Owner may change the allocation of Purchase Payments or may exchange amounts among the Sub-Accounts. Such transactions may be subject to the terms and conditions imposed by the Underlying Mutual Funds, as well as those set forth in the Contract.


ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE


Purchase Payments are allocated to the Fixed Account or to one or more Sub-Accounts in accordance with the designation of the Underlying Mutual Funds by the Contract Owner and converted into Accumulation Units.

The initial Purchase Payment must be at least $5,000 for Non-Qualified Contracts or $2,000 for IRAs. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by Purchase Payments made on an annualized basis. Purchase Payments, if any, after the first Contract Year must be at least $100 each for Non-Qualified Contracts and $150 for IRAs. The Company reserves the right to lower the Purchase Payment minimum for certain employer sponsored programs. The Company may reject any Purchase Payment that does not meet the minimum payment requirement. The Contract Owner is not obligated to continue Purchase Payments in the amount or at the frequency elected. There are no penalties for failure to continue Purchase Payments. The cumulative total of all purchase payments under contracts issued by the Company on the life of any one Annuitant may not exceed $1,000,000 without prior consent of the Company.


THE PURCHASER IS CAUTIONED THAT INVESTMENT RETURN ON SMALL INITIAL AND SUBSEQUENT PURCHASE PAYMENTS MAY BE LESS THAN CHARGES ASSESSED BY THE COMPANY.


The initial Purchase Payment allocated to designated Sub-Accounts will be priced no later than 2 business days after receipt of an order to purchase, if all information necessary for processing the purchase order is complete. The Company may, however, retain the Purchase Payment for up to 5 business days while attempting to complete the order to purchase. If it is not complete within 5 days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the order to purchase is complete. Thereafter, subsequent Purchase Payments will be priced on the basis of the Accumulation Unit value next computed for the appropriate Sub-Account after the additional Purchase Payment is received.

                                   21 of 100

Purchase Payments will not be priced on the following nationally recognized holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.


VALUE OF AN ACCUMULATION UNIT


The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the net investment factor for the Sub-Account during the subsequent Valuation Period. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.


NET INVESTMENT FACTOR

The net investment factor for any Valuation Period is determined by dividing (a) by (b), and then subtracting (c), where:


         (a)   is the net of:

              (1) the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period; and

              (2) the per share amount of any dividend or income distributions made by the Underlying Mutual Fund held in the Sub-Account if the ex-dividend date occurs during the current Valuation Period.

         (b) is the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period.

         (c) is a factor representing the Mortality Risk Charge, Expense Risk Charge and Administration Charge deducted from the Variable Account. Such factor is equal to an annual rate of 1.40% of the daily net assets of the Variable Account.


The net investment factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of Underlying Mutual Fund shares because of the deduction for Mortality Risk Charge, Expense Risk Charge, and Administration Charge.

DETERMINING THE CONTRACT VALUE


The Contract Value is the sum of the value of all Accumulation Units plus any amounts credited to the Fixed Account. The number of Accumulation Units credited to each Sub-Account is determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account for the Valuation Period during which the Purchase Payment was received by the Company. If part or all of the Contract Value is surrendered, or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units from the Sub-Accounts and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Contract Owner's interest each of the Sub-Accounts and the Fixed Account bears to the total Contract Value.


RIGHT TO REVOKE


The Contract Owner has a ten day free look to examine the Contract. Within ten days of the date the Contract is received, it may be returned for any reason to the Home Office at the address shown on page 1 of this prospectus. If the Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full, unless otherwise required by law. State and/or federal law may provide additional free look privileges.
All IRA, Roth IRA and SEP IRA refunds will be return of Purchase Payments.


The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

                                   22 of 100

TRANSFERS


The Contract Owner may request a transfer of up to 100% of the Variable Account value to the Fixed Account, without penalty or adjustment. However, the Company reserves the right to restrict transfers from the Variable Account to the Fixed Account to 25% of the Contract Value for any 12 month period. All amounts transferred to the Fixed Account must remain on deposit in the Fixed Account until the expiration of the current Interest Rate Guarantee Period. In addition, transfers from the Fixed Account may not be made prior to the end of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period for any amount allocated to the Fixed Account expires on the final day of a calendar quarter during which the one year anniversary of the allocation to the Fixed Account occurs. Transfers to or from the Sub-Accounts are subject to the terms and conditions of the Underlying Mutual Funds. The Contract Owner's value in each Sub-Account will be determined as of the date the transfer request is received in the Home Office in good order. Once the Contract has been annuitized, transfers may only be made on each anniversary of the Annuitization Date.

The Contract Owner may, at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account. The amount that may be transferred from the Fixed Account to the Variable Account will be determined by the Company, at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing. The amount that may be transferred from the Fixed Account will be declared upon the expiration date of the then current Interest Rate Guarantee Period. Transfers must be made within 45 days after the expiration date of the then current Interest Rate Guarantee Period. Owners who have entered into a Dollar Cost Averaging agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.


Transfers may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without the Contract Owner's election. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include the following: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record; or such other procedures as the Company may deem reasonable. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Contract Owner. The Company may withdraw the telephone exchange privilege upon 30 days written notice to Contract Owners.


Contracts described in this prospectus may be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, such firms or individuals obtain authorization from multiple Contract Owners to make transfers and exchanges among the Sub-Accounts on the basis of perceived market trends. Because of the unusually large transfers of funds associated with some of these transactions, the ability of the Company or Underlying Mutual Funds to process such transactions may be compromised, and the execution of such transactions may possibly disadvantage or work to the detriment of other Contract Owners not utilizing market timing services.

Accordingly, the right to exchange Contract Values among the Sub-Accounts may be subject to modification if such rights are exercised by a market timing firm or any other third party authorized to initiate transfer or exchange transactions on behalf of multiple Contract Owners. THE RIGHTS OF INDIVIDUAL CONTRACT OWNERS TO EXCHANGE CONTRACT VALUES, WHEN INSTRUCTIONS ARE SUBMITTED DIRECTLY BY THE CONTRACT OWNER, OR BY THE CONTRACT OWNER'S REPRESENTATIVE OF RECORD AS AUTHORIZED BY THE EXECUTION OF A VALID NATIONWIDE LIMITED POWER OF ATTORNEY FORM, WILL NOT BE MODIFIED IN ANY WAY. In modifying such rights, the Company may, among other things, not accept:

     (1)the transfer or exchange instructions of any agent acting under a power of attorney on behalf or more than one Contract Owner; or

     (2)the transfer or exchange instructions of individual Contract Owners who have executed preauthorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time.

The Company will not impose any such restrictions or otherwise modify exchange rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the contract rights of other Contract Owners.

                                   23 of 100

CONTRACT OWNERSHIP


Unless the Contract otherwise provides, the Contract Owner has all rights under the Contract. PURCHASERS NAMING SOMEONE OTHER THAN THEMSELVES AS OWNER WILL HAVE NO RIGHTS UNDER THE CONTRACT. Prior to the Annuitization Date, the Contract Owner may name a new Contract Owner in Non-Qualified Contracts. Such change may be subject to state and federal gift taxes and may also result in federal income taxation. Any change of Contract Owner designation will automatically revoke any prior Contract Owner designation. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed. A change of Contract Owner will not apply and will not be effective with respect to any payment made or action taken by the Company prior to the time that the change was recorded by the Home Office.

Prior to the Annuitization Date, the Contract Owner may request a change in the Annuitant, Beneficiary, or Contingent Beneficiary. Such a request must be made in writing on a form acceptable to the Company and must be signed by the Contract Owner. Such request must be received at the Home Office prior to the Annuitization Date and is subject to review and approval by the Company. If the Contract Owner is not a natural person and there is a change of the Annuitant, Distributions will be made as if the Contract Owner died at the time of such change.

On the Annuitization Date, the Annuitant will become the Contract Owner.

JOINT OWNERSHIP

Joint Owners must be spouses at the time joint ownership is requested, unless otherwise required by state law. If a Joint Owner is named, the Joint Owner will possess an undivided interest in the Contract. Unless otherwise provided the exercise of any ownership right in the Contract will require a written request signed by both Joint Owners. The Company will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either Joint Owner.

BENEFICIARY

The Beneficiary is the person(s) who may receive certain benefits under the Contract in the event the Annuitant dies prior to the Annuitization Date. If more than one Beneficiary survives the Annuitant, each will share equally unless otherwise specified in the Beneficiary designation. If no Beneficiary survives the Annuitant, all rights and interest of the Beneficiary will vest in the Contingent Beneficiary, and if more than one Contingent Beneficiary survives, each will share equally unless otherwise specified in the Contingent Beneficiary designation. If no Contingent Beneficiaries survive the Annuitant, all rights and interest of the Contingent Beneficiary will vest with the Contract Owner or the estate of the last surviving Contract Owner.

Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary or Contingent Beneficiary during the lifetime of the Annuitant by written notice to the Company. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed, whether or not the Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

SURRENDER (REDEMPTION)

Prior to the earlier of the Annuitization Date or the death of the Annuitant, the Company will allow the Contract Owner to surrender a portion or all of the Contract Value. The request for surrender must be made in writing and include the Contract when surrendering the Contract in full. In some cases, the Company may require additional documentation. The Company may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.

When requested, the Company will surrender a number of Accumulation Units from the Sub-Accounts and an amount from the Fixed Account necessary to equal the gross dollar amount requested, less any applicable CDSC (see "Contingent Deferred Sales Charge"). The number of Accumulation Units surrendered from each Sub-Account and the amount surrendered from the Fixed Account will be in the same proportion that the Contract Owner's interest in the Sub-Accounts and Fixed Account bears to the total Contract Value.

                                   24 of 100

The Company will pay amounts surrendered from the Sub-Accounts within 7 days. However, the Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period when:

         (1)   the New York Stock Exchange ("Exchange") is closed;

         (2)   trading on the Exchange is restricted;

         (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or

         (4) the SEC, by order, so permits for the protection of security holders.

Applicable rules and regulations of the SEC will govern as to whether the conditions prescribed in (2) and (3) exist.


The Contract Value on surrender may be more or less than the total of Purchase Payments made by a Contract Owner, depending on the market value of the Underlying Mutual Fund shares.


With respect to Contracts issued under the Texas Optional Retirement Program, the Texas Attorney General has ruled that withdrawal benefits are available only in the event of a participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A participant will not, therefore, be entitled to the right of withdrawal in order to receive the cash values credited to such participant under the Contract unless one of the foregoing conditions has been satisfied. The value of such Contracts may, however, be transferred to other contracts or other carriers during the period of participation in the Optional Retirement Program subject to any applicable CDSC. The Company issues this Contract to participants in the Optional Retirement Program in reliance upon, and in compliance with, Rule 6c-7 of the 1940 Act.


SURRENDERS UNDER A QUALIFIED PLAN OR TAX SHELTERED ANNUITY

Except as provided below, the Contract Owner may surrender part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Annuitant:


A. The surrender of Contract Value attributable to contributions made pursuant to a qualified cash or deferred arrangement (within the meaning of Code
     Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Code Section 402(g)(3)), or transfers from a custodial account described in Code Section 403(b)(7), may be executed only:


     1. when the Contract Owner attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaniNG of Code Section 72(m)(7)); or

     2. in the case of hardship (as defined for purposes of Code Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

B.   The surrender limitations described in A above also apply to:

     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2. earnings credited to Tax Sheltered Annuities after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3. all amounts transferred from 403(b)(7) custodial accounts (except that earnings and employer contributions as of December 31, 1988 in such custodial accounts may be withdrawn in the case of hardship).

C. Any Distribution other than the above, including exercise of a contractual ten day free look provision (when available), may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

                                   25 of 100

A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification of a Tax Sheltered Annuity in the event of a ten day free look, the Company will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Contract Owner. The foregoing is the Company's understanding of the withdrawal restrictions which are currently applicable under Section 401(k)(2)(B), Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation. Distributions pursuant to Qualified Domestic Relations Orders will not be considered in violation of the restrictions stated above.

The Contract surrender provisions may also be modified pursuant to the plan terms and tax provisions of the Code when the Contract is issued to fund a Qualified Plan.


LOAN PRIVILEGE

Prior to the Annuitization Date, the Owner of a Qualified Contract or Tax Sheltered Annuity may receive a loan from the Contract Value subject to the terms of the Contract, the Plan, and the Code, which may impose restrictions on loans.


Loans from Qualified Contracts or Tax Sheltered Annuities are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000, unless a lower minimum amount is mandated by state law. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated in this provision. For salary reduction Tax Sheltered Annuities, loans may only be secured by the Contract Value.

All loans are made from a collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. The Company will first transfer to the collateral fixed account the Sub-Account's Accumulation Units in proportion to the assets in each option until the required balance is reached or all such Accumulation Units are exhausted. The remaining required collateral will be transferred from the Fixed Account. No withdrawal charges are deducted at the time of the loan, or on the transfer from the Variable Account to the collateral fixed account.

Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance will be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than 3.0%. Specific loan terms are disclosed at the time of loan application or loan issuance.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be allocated between the Fixed Account and the Sub-Accounts in the same manner as a Purchase Payment. Both loan repayments and Purchase Payments will be allocated to the Contract in accordance with the most current allocation, unless the Contract Owner and the Company agree otherwise on a case by case basis.

Any amounts distributed will be reduced by the amount of the loan outstanding, plus accrued interest if:

     (1) the Contract is surrendered;

     (2) the Contract Owner/Annuitant dies; or

     (3) the Contract Owner who is not the Annuitant dies prior to Annuitization.

In addition, the Contract Value will be reduced by the amount of any outstanding loans plus accrued interest if annuity payments begin while the loan is outstanding. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Code.

                                   26 of 100

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available under the terms of the loan agreement. If a loan payment is not made when due, or by the end of the applicable grace period, the entire loan will be treated as a deemed Distribution, will be taxable to the borrower, and may be subject to the early withdrawal tax penalty. Interest will continue to accrue on the loan after default. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the participant becomes eligible for a Distribution of at least that amount. Additional loans may not be available while a previous loan remains in default.

Loans may also be subject to additional limitations or restrictions under the terms of a Qualified Plan or Tax Sheltered Annuity Plan. Loans permitted under this Contract may still be taxable in whole or part if the Plan Participant has additional loans from other plans or contracts. The Company will calculate the maximum nontaxable loan based on the information provided by the Plan Participant or the employer.

Loan repayments must be identified as such or else they will be treated as Purchase Payments, and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the loan's term or procedures if there is a change in applicable law. The Company also reserves the right to assess a loan processing fee.

IRAs, Roth IRAs, SEP IRAs, and Non-Qualified Contracts are not eligible for loans.


ASSIGNMENT


The Contract Owner of a Non-Qualified Contract may assign some or all of the rights under the Contract at any time during the lifetime of the Annuitant and prior to Annuitization Date. Once proper notice of assignment is recorded at the Home Office, the assignment will be effective as of the date the written notice was signed. The Company is not responsible for the validity or tax consequences of any assignment. The Company will not be liable as to any payment or other settlement made by the Company before recording the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until the Company has received sufficient direction from the Contract Owner and assignee as to the proper allocation of Contract rights under the assignment.

Any portion of Contract Value attributable to Purchase Payments made after August 13, 1982, which is pledged or assigned will be treated as a Distribution and will be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which it was pledged or assigned. In addition, any Contract Values assigned may be subject to a tax penalty equal to 10% of the amount which is included in gross income. All rights in the Contract are personal to the Contract Owner and may not be assigned without written consent of the Company. Assignment of the entire Contract Value may cause amounts to be included in gross income each year the assignment is in effect.

IRAs, Roth IRAs, SEP IRAs, Tax Sheltered Annuities and Qualified Contracts may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed by law.

                             CONTRACT OWNER SERVICES

ASSET REBALANCING - The Contract Owner may direct the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing will occur every three months or based on another frequency authorized by the Company. If the last day of the period falls on a Saturday, Sunday, recognized holiday or any other day when the New York Stock Exchange is closed, the Asset Rebalancing exchange will occur on the first business day after that day. An Asset Rebalancing request must be in writing on a form provided by the Company. The Contract Owner may want to contact a financial adviser to discuss the use of Asset Rebalancing.

Asset Rebalancing may be subject to employer imposed limitations or restrictions for Contracts issued to a Qualified Plan or Tax Sheltered Annuity Plan.

The Company reserves the right to discontinue establishing new Asset Rebalancing programs. The Company also reserves the right to assess a processing fee for this service.

                                   27 of 100

DOLLAR COST AVERAGING - If the Contract Value is $15,000 or more, the Contract Owner may direct the Company to automatically transfer a specified amount from the NSAT Money Market Fund, the NSAT Government Bond Fund, or the Fixed Account to any other Sub-Account on a monthly basis or as frequently as otherwise permitted by the Company. Dollar Cost Averaging is a long-term investment program which provides for regular, level investments over time. There is no guarantee that Dollar Cost Averaging will result in a profit or protect against loss. The minimum monthly transfer is $100. Monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account when this program is requested. Transfers will be processed until either the value in the originating Sub-Account is exhausted or the Contract Owner instructs the Home Office in writing to cancel the transfers.

The Company reserves the right to establishing new Dollar Cost Averaging programs. The Company also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS - A Contract Owner may elect in writing to begin receiving withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. The withdrawals will be taken from the Sub-Accounts and the Fixed Account on a prorated basis. A CDSC may apply (see "Contingent Deferred Sales Charge"). Unless otherwise directed by the Contract Owner, the Company will withhold any applicable federal income taxes. In addition, the IRS may assess a 10% penalty tax if the Contract Owner is under age 59 1/2 unless the Contract Owner has made an irrevocable election of Distributions of substantially equal payments. Withdrawals may be discontinued at any time by notifying the Home Office in writing.

The Company reserves the right to discontinue establishing new Systematic Withdrawal programs. The Company also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available prior to the expiration of the ten day free look provision of the Contract (see "Right to Revoke").


         ANNUITY PAYMENT PERIOD, DEATH BENEFIT, AND OTHER DISTRIBUTIONS

ANNUITY COMMENCEMENT DATE


An Annuity Commencement Date will be selected. Such date will be the first day of a calendar month unless otherwise agreed upon. The date must be at least two years after the Date of Issue. In the event the Contract is issued subject to terms of a Qualified Plan or Tax Sheltered Annuity, Annuitization may occur during the first two Contract Years, subject to approval by the Company.

The Annuity Commencement Date may be changed by the Contract Owner in writing subject to approval by the Company.

ANNUITIZATION

Annuitization is irrevocable once payments have begun. When making an Annuitization election, the Annuitant must choose:

     (1) an Annuity Payout Option; and

     (2) either a Fixed Payment Annuity, Variable Payment Annuity, or an available combination.

If a Variable Payment Annuity is elected, all amounts in the Fixed Account must be transferred to the Sub-Accounts prior to the Annuitization Date.

Payments under a Fixed Payment Annuity are guaranteed by the Company as to the dollar amount during the annuity payment period. The dollar amount of each payment under a Variable Payment Annuity will vary depending on the performance of the selected Underlying Mutual Fund options. The dollar amount of each variable payment could be higher or lower than a previous payment.

FIXED PAYMENT ANNUITY - FIRST AND SUBSEQUENT PAYMENTS

The first payment under a Fixed Payment Annuity will be determined by applying the portion of the total Contract Value specified by the Contract Owner to the Fixed Payment Annuity table then in effect for the Annuity Payment Option elected, after deducting any applicable premium taxes from the total Contract Value. This will be done at the Annuitization Date on an age last birthday basis. Subsequent payments will remain level unless the Annuity Payment Option elected provides otherwise. The Company does not credit discretionary interest paid by the Company to payments during the annuity payment period.

                                   28 of 100

VARIABLE PAYMENT ANNUITY - FIRST AND SUBSEQUENT PAYMENTS

The first payment under a Variable Payment Annuity will be determined by applying the portion of the total Contract Value specified by the Contract Owner to the Variable Payment Annuity table then effect for the Annuity Payment Option elected, after deducting any applicable premium taxes from the total Contract Value. This will be done at the Annuitization Date on an age last birthday basis. The dollar amount of the first payment is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.

VARIABLE PAYMENT ANNUITY - ASSUMED INVESTMENT RATE

A 3.5% assumed investment rate is built into the variable payment annuity purchase rate basis in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate is at the annual rate of 3.5%, the annuity payments will be level.

VARIABLE PAYMENT ANNUITY - VALUE OF AN ANNUITY UNIT

The value of an Annuity Unit for a Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit value from the immediately preceding Valuation Period by the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the Variable Payment Annuity purchase rate basis in the Contracts (see "Net Investment Factor").

VARIABLE PAYMENT ANNUITY - EXCHANGES AMONG UNDERLYING MUTUAL FUND OPTIONS

During the annuity payment period, exchanges among the Underlying Mutual Fund options must be made in writing and the exchange will take place on the anniversary of the Annuitization Date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments will be made based on the Annuity Payment Option selected paid. However, if the net amount available under any Annuity Payment Option is less than $2000, the Company will have the right to pay such amount in one lump sum in lieu of periodic annuity payments. In addition, if the payments to be provided would be or become less than $20, the Company will have the right to change the frequency of payments to such intervals as will result in payments of at least $20. In no event will the Company make payments under an annuity option less frequently than annually.

ANNUITY PAYMENT OPTIONS

The Contract Owner may, upon written notice to the Company, at any time prior to the Annuitization Date, elect one of the following Annuity Payment Options:

         (1) Life Annuity - An annuity payable periodically, but at least annually, during the lifetime of the Annuitant, ending with the last payment due prior to the death of the Annuitant. FOR EXAMPLE, IF THE ANNUITANT DIES BEFORE THE SECOND ANNUITY PAYMENT DATE, THE ANNUITANT WILL RECEIVE ONLY ONE ANNUITY PAYMENT. THE ANNUITANT WILL ONLY RECEIVE TWO ANNUITY PAYMENTS IF HE OR SHE DIES BEFORE THE THIRD ANNUITY PAYMENT DATE, AND SO ON.

         (2) Joint and Last Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and designated second individual and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

                                   29 of 100

         (3) Life Annuity With 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant. If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to be made for the remainder of the selected guaranteed period to a designee chosen by the Contract Owner at the time the Annuity Payment Option was elected.

              Alternatively, the designee may elect to receive the present value of any remaining guaranteed payments in a lump sum. The present value will be computed as of the date on which the Company receives notice of the Annuitant's death.

Some of the stated Annuity Payment Options may not be available in all states. The Contract Owner may request an alternative option prior to the Annuitization Date subject to approval by the Company.

For Non-Qualified Contracts, no Distribution will be made until an Annuity Payment Option has been elected. Qualified Contracts, IRAs, Sep IRAs, and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, Contract, or Code.


DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS


For Non-Qualified Contracts, if the Contract Owner and the Annuitant are not the same and the Contract Owner dies prior to the Annuitization Date, then the Joint Owner, if any, becomes the new Contract Owner. If there is no surviving Joint Owner, the Annuitant becomes the Contract Owner. The entire interest in the Contract Value, less any applicable deductions (which may include CDSC), must be distributed in accordance with "Required Distributions - Non-Qualified Contracts."


DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS


If the Contract Owner and Annuitant are not the same, and the Annuitant dies prior to the Annuitization Date, a Death Benefit will be payable to the Beneficiary, the Contingent Beneficiary, the Contract Owner, or the estate of the last surviving Contract Owner, as specified in the "Beneficiary" designation.

The Beneficiary may elect to receive the Death Benefit:

         (1) in a lump sum Distribution;

         (2) as an annuity payout; or

         (3) any Distribution that is permitted by law and is approved by the Company.

An election must be received by the Company within 60 days of the Annuitant's death.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected Annuity Payment Option.


DEATH OF CONTRACT OWNER/ANNUITANT


If any Contract Owner and Annuitant are the same, and the person dies before the Annuitization Date, a Death Benefit will be payable to the Beneficiary, the Contingent Beneficiary, the Contract Owner, or the estate of the last surviving Contract Owner, as specified in the "Beneficiary" designation and in accordance with the appropriate "Required Distributions" provision.


If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected Annuity Payment Option.

DEATH BENEFIT PAYMENT


For Contracts Issued on or after the later of May 1, 1998 or a date on which state insurance authorities approve applicable Contract modifications, if the Annuitant dies prior to his or her 85th birthday and prior to the Annuitization Date, the dollar amount of the Death Benefit will be the greatest of:

         (1)  the Contract Value; or

         (2) the sum of all Purchase Payments, less an adjustment for amounts surrendered; or

         (3) the Contract Value as of the most recent 5-year Contract Anniversary, less an adjustment for amounts surrendered since the most recent 5-year Contract Anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

                                   30 of 100

For Contracts issued prior to May 1, 1998 or a date prior to approval of applicable Contract modifications by state insurance authorities, if the Annuitant dies prior to his or her 85th birthday and prior to the Annuitization Date, the dollar amount of the Death Benefit will be the greatest of:

         (1)  the Contract Value; or

         (2)  the sum of all Purchase Payments, less any amounts surrendered; or

         (3) the Contract Value as of the most recent 5-year Contract Anniversary, less any amounts surrendered since the most recent 5-year Contract Anniversary.


If the Annuitant dies on or after his or her 85th birthday and prior to the Annuitization Date, the Death Benefit will equal the Contract Value.


The value of the Death Benefit will be determined as of the Valuation Date on or next following the date the Company receives in writing at Home Office the following three items:


         (1)  proper proof of the Annuitant's death;

         (2)  an election specifying the Distribution method; and

         (3)  any applicable state required form(s).


If the Annuitant dies after the Annuitization Date, any amount payable will be determined according to the selected Annuity Payment Option.


REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Upon the death of any Contract Owner (including an Annuitant who becomes the Contract Owner on the Annuitization Date), certain distributions are required by
Section 72(s) of the Code. Notwithstanding any provision of the Contract to the contrary, the following Distributions shall be made in accordance with such requirements:


         (1) If any Contract Owner dies on or after the Annuitization Date and before the entire interest under the Contract has been distributed, the remaining interest will be distributed at least as rapidly as under the method of distribution in effect as of the date of the Contract Owner's death.

         (2) If any Contract Owner dies prior to the Annuitization Date, then the entire interest in the Contract (consisting of either the Death Benefit or the Contract Value reduced by certain changes as set forth elsewhere in the Contract) will be distributed within five years of the death of the Contract Owner, provided however:

              (a) any interest payable to or for the benefit of a natural person
                  (referenced to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary, or over a period not extending beyond the life expectancy of the designated beneficiary. Payments must begin within one year of the date of the Contract Owner's death unless otherwise permitted by federal income tax regulations; and

              (b) if the designated beneficiary is the surviving spouse of the
                  Contract Owner, the spouse may elect to become the Contract Owner, in lieu of receiving a Death Benefit, and any Distributions required under these distribution rules will be made upon the death of the spouse.

In the event that this Contract is owned by a person that is not a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

         (i) the death of the Annuitant will be treated as the death of any Contract Owner;

         (ii) any change of the Annuitant will be treated as the death of any Contract Owner; and

         (iii) in either case, the appropriate Distribution required under these distribution rules will be made upon the death or change, as the case may be.

The Annuitant is the primary annuitant as defined in Section 72(s)(6)(B) of the Code.

These distribution provisions will not be applicable to any Contract that is not required to be subject to the provisions of Section 72(s) of the Code by reason of Section 72(s)(5), or any other law or rule.

Upon the death of a Contract Owner, the designated beneficiary must elect a method of distribution which complies with the above distribution provisions and which is acceptable to the Company. Such election must be received by the Company within 60 days of the Contract Owner's death.

                                   31 of 100

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS AND TAX SHELTERED ANNUITIES


Amounts in a Tax Sheltered Annuity or Qualified Contract will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of Section 401(a)(9) of the Code and applicable regulations. Amounts will be paid, notwithstanding anything else contained herein, to the Annuitant under the Annuity Payment Option selected, over a period not exceeding:

         (a) the life of the Annuitant or the joint lives of the Annuitant and the Annuitant's designated beneficiary under the selected Annuity Payment Option; or

         (b) a period not extending beyond the life expectancy of the Annuitant or the joint life expectancies of the Annuitant and the Annuitant's designated beneficiary under the selected Annuity Payment Option.

For Tax Sheltered Annuities, no Distributions will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Tax Sheltered Annuity of the Annuitant.

If the Annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity is to be distributed in equal or substantially equal payments over a period described in (a) or (b) above, such payments will commence on the required beginning date, which is the later of:

         (i) the first day of April following the calendar year in which the Annuitant attains age 70 1/2; or

         (ii) when the Annuitant retires.

However, provision (ii) does not apply to any employee who is a 5% Owner (as defined in Section 416 of the Code) with respect to the plan year ending in the calendar year in which the employee attains the age of 70 1/2.

If the Annuitant dies prior to the commencement of his or her Distribution, the interest in the Tax Sheltered Annuity or Qualified Contract must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs unless:

         (a) the Annuitant names his or her surviving spouse as the Beneficiary and the spouse elects to receive Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Annuitant would have attained age 70 1/2; or

         (b) the Annuitant names a Beneficiary other than his or her surviving spouse and the Beneficiary elects to receive a Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Annuitant dies.

If the Annuitant dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death.

Payments commencing on the required beginning date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Annuitant by the life expectancy of the Annuitant, or the joint life expectancies of the Annuitant and the Annuitant's designated beneficiary (if the Annuitant dies prior to the required beginning date) or the beneficiary under the selected Annuity Payment Option (if the Annuitant dies after the required beginning date), whichever is applicable under the applicable minimum distribution or MDIB provisions. Life expectancy and joint life expectancies are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.

If amounts distributed to the Annuitant are less than those mentioned above, a penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR IRAS AND SEP IRAS

Distribution from an IRA or SEP IRA must begin not later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. Distribution may be payable in a lump sum or in substantially equal payments over:



         (a) the Contract Owner's life or the lives of the Contract Owner and his or her spouse or designated beneficiary; or

         (b) a period not extending beyond the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner's designated beneficiary.

                                   32 of 100

If the Contract Owner dies prior to the commencement of his or her Distribution, the interest in the IRA or SEP IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

         (a) The Contract Owner names his or her surviving spouse as the Beneficiary and the spouse elects to:

              (i) treat the annuity as an IRA or SEP IRA established for his or her benefit; or

              (ii) receive Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Contract Owner would have attained age 70 1/2; or

         (b) The Contract Owner names a Beneficiary other than his or her surviving spouse and the Beneficiary elects to receive a Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later that December 31 of the year following the year in which the Contract Owner dies.

No Distribution will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another IRA or SEP IRA of the Contract Owner.


If the Contract Owner dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except to the extent that a surviving spouse who is a beneficiary under the Annuity Payment Option may treat the Contract as his or her own in the same manner as described in section (a)(i) of this provision.

If the amounts distributed to the Contract Owner are less than those mentioned above, a penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.

A pro-rata portion of all Distributions will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible Purchase Payments exceed prior non-taxable Distributions and total account balances at the time of the Distribution. The Contract Owner must annually report the amount of non-deductible Purchase Payments, the amount of any Distribution, the amount by which non-deductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance of all IRAs.


IRA and SEP IRA Distributions will not receive the benefit of the tax treatment of a lump sum Distributions from a Qualified Plan. If the Contract Owner dies prior to the time Distribution of the Contract Owner's interest in the annuity is completed, the balance will also be included in the Contract Owner's gross estate.


Simplified Employee Pensions (SEPs) and Salary Reduction Simplified Employee Pensions (SAR SEPs), described in Section 408(k) of the Code, are taxed in a manner similar to IRAs, and are subject to similar distribution requirements as IRAs. SAR SEPs cannot be established after 1996.


REQUIRED DISTRIBUTIONS FOR ROTH IRAS

Distributions from a Roth IRA, unlike other IRAs, are not required to commence during the lifetime of the Contract Owner.

Upon the death of the Contract Owner, the Contract Owner's interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:
         (a) The Contract Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

              (i) treat the annuity as a Roth IRA established for his or her benefit; or

              (ii) receive Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year following the year in which the Contract Owner would have attained age 70 1/2; or

         (b) The Contract Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the following year in which the Contract Owner dies.

Distribution from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions" (see "Federal Income Taxes").

                                   33 of 100

                           FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The Company does not make any guarantee regarding the tax status for any Contract or any transaction involving the Contracts. Contract Owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the Contracts.


Section 72 of the Code governs federal income taxation of annuities in general. That section sets forth different rules for: Qualified Contracts; Individual Retirement Annuities, including SEP IRAs; Roth IRAs; Tax Sheltered Annuities; and Non-Qualified Contracts. Each type of annuity is discussed below.

Distributions to participants from Qualified Contracts or Tax Sheltered Annuities are generally taxed when received. A portion of each Distribution is excludable from income based on a formula required by the Code. The formula required by the Code excludes from income an amount equal to the investment in the Contract by the number of anticipated payments, as determined pursuant to
Section 72(d) of the Code.

Distributions from IRAs, SEP IRAs and Contracts owned by Individual Retirement Accounts are also generally taxed when received. The portion of each such payment which is excludable is based on the ratio between the amount by which nondeductible Purchase Payments to all such Contracts exceeds prior non-taxable Distributions from such Contracts, and the total account balances in such Contracts at the time of the Distribution. The Owner of such IRAs, SEP IRAs or the Annuitant under Contracts held by Individual Retirement Accounts must annually report to the IRS the amount of nondeductible Purchase Payments, the amount of any Distribution, the amount by which nondeductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance in all IRAs, SEP IRAs or Individual Retirement Annuities and Accounts.

Distributions of earnings from Roth IRAs are taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five year rule and meets one of the following four requirements: (i) it is made on or after the date on which the Contract Owner attains the age of 59 1/2; (ii) it is made to a Beneficiary (or the Contract Owner's estate); (iii) it is attributable to the Contract Owner's disability; or (iv) it is a qualified first-time homebuyer distribution (as defined in Section 72(t)(2)(F) of the Code). If the Roth IRA does not have any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the Distribution is not made within the five year period beginning with the first contribution to the Roth IRA. If the Roth IRA has any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the Distribution is not made within the five taxable year period commencing with the taxable year in which the qualified rollover contribution was made.

A nonqualified distribution is any Distribution that is not a qualified distribution.

A qualified distribution is not included in gross income for federal income tax purposes. A nonqualified distribution is not includible in gross income to the extent that such Distribution, when added to all previous Distributions, does not exceed that aggregate amount of contributions made to the Roth IRA. Any nonqualified distribution in excess of the aggregate amount of contributions will be included in the Contract Owner's gross income in the year that is distributed to the Contract Owner.

Taxable Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a qualified plan. If the Contract Owner dies prior to the complete Distribution of the Contract, the balance will also be included in the Contract Owner's gross estate for federal estate tax purposes.

A change of the Annuitant may be treated by the Internal Revenue Service as a taxable transaction.

PUERTO RICO

Under the Puerto Rico tax code, distributions from a Non-Qualified Contract prior to annuitization are treated as nontaxable return of principal until the principal is fully recovered; thereafter, all distributions are fully taxable. Distributions after annuitization are treated as part taxable income and part nontaxable return of principal. The amount excluded from gross income after annuitization is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded; thereafter, the entire distribution is included in gross income. Puerto Rico does not impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income. A personal tax advisor should be consulted.

                                   34 of 100

NON-QUALIFIED CONTRACTS - NATURAL PERSONS AS CONTRACT OWNERS


The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract until the investment has been recovered; thereafter the entire amount is includable in income. The maximum amount excludable from income is the investment in the Contract. If the Annuitant dies prior to excluding from income the entire investment in the Contract, the Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.

Distributions made from the Contract prior to the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the Distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the Contract which is assigned or pledged; or for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon Annuitization if the Contract Owner and the Annuitant are not the same individual. In determining the taxable amount of a Distribution, all annuity contracts issued after October 21, 1988, by the same company to the same contract owner during any 12 month period, will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations. Distributions prior to the Annuitization Date with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A Distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for immediate annuities and certain contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium contract on which payments begin within one year of purchase. If this Contract is issued as the result of an exchange described in Section 1035 of the Code, for purposes of determining whether the Contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

Code Section 72 also provides for a penalty tax, equal to 10% of the portion of any Distribution that is includable in gross income, if such Distribution is made prior to attaining age 59 1/2. The penalty tax does not apply if the Distribution is attributable to the Contract Owner's death, disability or is one of a series of substantially equal periodic payments made over the life or life expectancy of the Contract Owner (or the joint lives or joint life expectancies of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the Annuity Payment Option selected by the Contract Owner) or for the purchase of an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking Distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract Owner of the procedures pursuant to Company policy and subject to limitations of the Contract including but not limited to first year withdrawals. Such election shall be irrevocable and may not be amended or changed.

In order to qualify as an annuity contract under Section 72 of the Code, the Contract must provide for Distribution of the entire Contract to be made upon the death of a Contract Owner. If a Contract Owner dies prior to the Annuitization Date, then the Joint Owner, or other named recipient must receive the Distribution within 5 years of the Contract Owner's death. However, the recipient may elect for payments to be made over his/her life or life expectancy, provided that such payments begin within one year from the death of the Contract Owner. If the Joint Owner, or other named recipient, is the surviving spouse, such spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse. In the event the Contract Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of Distribution being used as of the date of the Contract Owner's death (see "Required Distributions for Qualified Plans and Tax Sheltered Annuities"). If the Contract Owner is not an individual, the death of the Annuitant (or a change in the Annuitant) will result in a Distribution pursuant to these rules.

                                   35 of 100

The Code requires that any election to receive an annuity in lieu of a lump sum payment must be made within 60 days after the lump sum becomes payable (generally, the election must be made within 60 days after the death of an Owner or the Annuitant). If the election is made more than 60 days after the lump sum first becomes payable, the election would be ignored for tax purposes, and the entire amount of the lump sum will be subject to immediate tax. If the election is made within the 60 day period, each Distribution will be taxable when it is paid.

NON-QUALIFIED CONTRACTS - NON-NATURAL PERSONS AS CONTRACT OWNERS


The foregoing discussion of the taxation of Non-Qualified Contracts applies to Contracts owned (or, pursuant to Section 72(u) of the Code, deemed to be owned) by individuals.


As a general rule, contracts owned by corporations, partnerships, trusts, and similar entities ("non-natural persons"), rather than by one or more individuals, are not treated as annuity contracts for most purposes under the Code; in particular, they are not treated as annuity contracts for purposes of
Section 72. Therefore, the taxation rules for distributions, as described above, do not apply to Non-Qualified Contracts owned by non-natural persons. Rather, the income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned, and is not deferred, even if the income is not distributed out of the Contract to the Contract Owner.


The foregoing non-natural person rule does not apply to all entity-owned contracts. A Contract that is owned by a non-natural person as an agent for an individual is treated as owned by the individual. This exception does not apply, however, to a non-natural person who is an employer that holds the Contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to a contract that is:


         (a) acquired by the estate of a decedent by reason of the death of the decedent;

         (b) issued in connection with certain qualified retirement plans and individual retirement plans;

         (c)  used in connection with certain structured settlements;

         (d) purchased by an employer upon the termination of certain qualified retirement plans; or

         (e)  an immediate annuity.


QUALIFIED PLANS, IRAS, SEP IRAS AND TAX SHELTERED ANNUITIES


Contract Owners seeking information regarding eligibility, limitations on permissible amounts of Purchase Payments, and the tax consequences of Distributions from Qualified Plans, Tax Sheltered Annuities, IRAs, SEP IRAs and other plans that receive favorable tax treatment, the purchasers of such Contracts should seek competent advice. The terms of such plans may limit the rights available under the Contracts.

Pursuant to Section 403(b)(1)(E) of the Code, a Contract that is issued as a Tax Sheltered Annuity is required to limit the amount of the Purchase Payments for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Code ($7,000), as it is from time to time increased to reflect increases in the cost of living. This limit may be reduced by any deposits, contributions or payments made to any other Tax Sheltered Annuity or other plan, contract or arrangement by or on behalf of the Contract Owner.

The Code permits the rollover of most Distributions from Qualified Plans to other Qualified Plans, IRAs or SEP IRAs. Most Distributions from Tax Sheltered Annuities may be rolled into another Tax Sheltered Annuity, IRA, or SEP IRA. Distributions that may not be rolled over are those which are:


         (1) one of a series of substantially equal annual (or more frequent) payments made:

              (a) over the life (or life expectancy) of the Contract Owner;

              (b) over the joint lives (or joint life expectancies) of the
                  Contract Owner and the Contract Owner's designated Beneficiary; or

              (c) for a specified period of ten years or more; or

         (2)  a required minimum Distribution.

Any Distribution eligible for rollover will be subject to federal tax withholding at a rate of twenty percent (20%) unless the Distribution is transferred directly to an appropriate plan as described above.

                                   36 of 100

The Contract is available for Qualified Plans electing to comply with section 404(c) of ERISA. It is the responsibility of the plan and its fiduciaries to determine and satisfy the requirements of section 404(c).


IRAs and SEP IRAs may not provide life insurance benefits. If the Death Benefit exceeds the greater of the cash value of the Contract or the sum of all Purchase Payments (less any surrenders), it is possible the IRS could determine that the IRA or SEP IRA did not qualify for the desired tax treatment.

ROTH IRAS

The Contract may be purchased as a Roth IRA. The Contract Owner should seek competent advice as to the tax consequences associated with the use of a Contract as a Roth IRA, for information regarding eligibility to invest in a Roth IRA, for limitations on permissible amounts of Purchase Payments that may be made to a Roth IRA, and as to the tax consequences of Distributions from Roth IRAs.

The Code permits the rollover of most Distributions from Individual Retirement Accounts or IRAs to Roth IRAs. The rollovers are subject to federal income tax as Distributions from the Individual Retirement Account or IRA. For rollovers that take place in 1998, the income from rollover is included in income ratably over the four year period commencing in 1998. For rollovers in subsequent years, the entire amount of income from the rollover will be required to be included in income in the year of the rollover Distribution from the Individual Retirement Account or IRA.

A Distribution from a Roth IRA that received the proceeds of a rollover from an Individual Retirement Account or IRA within the previous five years could be subject to a 10% penalty even if the Distribution is not taxable. In addition, if the rollover from the Individual Retirement Account or IRA was made in 1998 and the income from that rollover was included in income ratably over a four year period, a Distribution from the Roth IRA within four years of the rollover may be subject to an additional 10% penalty.


WITHHOLDING


The Company is required to withhold tax from certain Distributions to the extent that such Distribution would constitute income to the Contract Owner or other payee. The Contract Owner or other payee is entitled to elect not to have federal income tax withheld from certain types of Distributions, but may be subject to penalties in the event that insufficient federal income tax is withheld during a calendar year. However, if the IRS notifies the Company that the Contract Owner or other payee has furnished an incorrect taxpayer identification number, or if the Contract Owner or other payee fails to provide a taxpayer identification number, the Distributions may be subject to back-up withholding at the statutory rate, which is presently 31%, and which cannot be waived by the Contract Owner or other payee.


NON-RESIDENT ALIENS


Distributions to nonresident aliens (NRAs) are generally subject to federal income tax and tax withholding at a statutory rate of thirty percent (30%) of the amount of income that is distributed. The Company may be required to withhold such amount from the Distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances, zero tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to the Company sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. For Distributions, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to the Company prior to the Distribution. If the Company does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any Distribution, the Company will be required to withhold 30% of the income, regardless of any treaty provision.


A payment may not be subject to withholding where the recipient sufficiently establishes to the Company that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes. Any such Distributions will be subject to the rules set forth in the section entitled "Withholding."

                                   37 of 100

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES


A transfer of the Contract from one Contract Owner to another, or the payment of a Distribution under the Contract to someone other than a Contract Owner, may constitute a gift for federal gift tax purposes. Upon the death of the Contract Owner, the value of the Contract may be included in his or her gross estate for federal estate tax purposes, even if all or a portion of the value is also subject to federal income taxes.


The Company may be required to determine whether the Death Benefit or any other payment or Distribution constitutes a "direct skip" as defined in Section 2612 of the Code, and the amount of the generation skipping transfer tax, if any, resulting from such direct skip. A direct skip may occur when property is transferred to, or a Death Benefit or other Distribution is made to:

         (a) an individual who is two or more generations younger than the Owner; or

         (b) certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the Owner).


If the Contract Owner is not an individual, then for this purpose only, "Contract Owner" refers to any person who would be required to include the Contract, Death Benefit, Distribution, or other payment in his or her federal gross estate at death, or who is required to report the transfer of the Contract, Death Benefit, Distribution, or other payment for federal gift tax purposes.

If the Company determines that a generation skipping transfer tax is required to be paid by reason of a direct skip, the Company is required by Section 2603 of the Code to reduce the amount of the Death Benefit, Distribution, or other payment by the tax liability, and pay the tax directly to the IRS.

Federal estate, gift and generation skipping transfer tax consequences, and state and local estate, inheritance, succession, generation skipping transfer, and other tax consequences, of owning or transferring a Contract, and of receiving a Distribution, Death Benefit, or other payment, depend on the circumstances of the person owning or transferring the Contract, or the person receiving a Distribution, Death Benefit, or other payment.


CHARGE FOR TAX


The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in Sub-Accounts for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future if the tax laws change.


DIVERSIFICATION


The IRS has promulgated regulations under Section 817(h) of the Code relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the contract owner or the company pays an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner. If the failure to diversify is not corrected in this manner, the contract owner of an annuity contract will be deemed the owner of the underlying securities and will be taxed on the earnings of his or her account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract meet these diversification standards.

Representatives of the IRS have suggested, from time to time, that the number of Underlying Mutual Funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of Underlying Mutual Funds, transfers between Underlying Mutual Funds, exchanges of Underlying Mutual Funds or changes in investment objectives of Underlying Mutual Funds such that the Contract would no longer qualify as an annuity under Section 72 of the Code, the Company will take whatever steps are available to remain in compliance.

                                   38 of 100

TAX CHANGES


The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the Contracts. It is reasonable to believe that such proposals, and other future proposals, may be enacted into law. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be in variance with its current positions on these matters. Current state law (which is not discussed herein), and future amendments thereto, may affect the tax consequences of the Contract.


The foregoing discussion, which is based on the Company's understanding of federal tax laws as they are currently interpreted by the Internal Revenue Service, is general and is not intended as tax advice. Statutes, regulations, and rulings are subject to interpretation by the courts. The courts may determine that a different interpretation than the currently favored interpretation is appropriate, thereby changing the operation of the rules that are applicable to annuity contracts.


Any of the foregoing may change at any time without notice, and the tax consequences arising out of a Contract may be changed retroactively. There is no way of predicting whether, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.


THE FOREGOING IS A GENERAL EXPLANATION AS TO CERTAIN TAX MATTERS PERTAINING TO ANNUITY CONTRACTS. IT IS NOT INTENDED TO BE LEGAL OR TAX ADVICE, AND SHOULD NOT TAKE THE PLACE OF YOUR INDEPENDENT LEGAL, TAX AND/OR FINANCIAL ADVISOR.

                               GENERAL INFORMATION

CONTRACT OWNER INQUIRIES

Contract Owner inquiries may be directed to Nationwide Life and Annuity Insurance Company by writing P.O. Box 182008, Columbus, Ohio 43218-2008, or calling (800) 533-5622, TDD (800) 238-3035.

STATEMENTS AND REPORTS


The Company will mail to Contract Owners, at their last known address, any statements and reports required by law. Contract Owners should promptly notify the Company of any address change. Statements are mailed detailing the Contract's quarterly activity. The Company will also send a confirmation statement to Contract Owners each time a transaction is made affecting the Contract Value. However, instead of receiving an immediate confirmation of transactions made pursuant to some types of recurring payment plans (such as a Dollar Cost Averaging program or salary reduction arrangement), the Contract Owner may receive confirmation of such transactions in the quarterly statements. The Contract Owner should review these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume all transactions are accurately reported on quarterly statements or confirmation statements, unless the Contract Owner notifies the Home Office within 30 days after receipt of the statement. The Company will also send to Contract Owners a semi-annual report as of June 30 and an annual report as of December 31 containing financial statements for the Variable Account.


ADVERTISING


A "yield" and "effective yield" may be advertised for the Nationwide Separate Account Trust ("NSAT") Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.


The Company may also advertise the performance of a Sub-Account relative to the performance of other variable annuity sub-accounts or mutual funds with similar or different objectives, or the investment industry as a whole. Other investments to which the Sub-Accounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

                                   39 of 100

The Sub-Accounts may also be compared to certain market indices, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and Dow Jones Industrial Average.


Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., Morningstar, Donoghue's, CDA/Wiesenberger; magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report, National Underwriter; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity Mutual Funds based upon total return performance. These rating services and publications rank the performance of the Underlying Mutual Funds against all Underlying Mutual Funds over specified periods and against funds in specified categories. The rankings may or may not include the effects of sales charges or other fees.


The Company is ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the company or the contract. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


The Company may, from time to time, advertise several types of historical performance of the Sub-Accounts. The Company may advertise Sub-Account standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund option has been available in the Variable Account if the Underlying Mutual Fund option has not been available in the Variable Account for any of the prescribed periods. THIS CALCULATION REFLECTS THE DEDUCTION OF ALL APPLICABLE CHARGES MADE TO THE CONTRACTS EXCEPT FOR PREMIUM TAXES, WHICH MAY BE IMPOSED BY CERTAIN STATES.

Nonstandardized "total return," calculated similar to standardized "average annual total return," illustrates the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund option has been in existence. For those Underlying Mutual Fund options which have not been held as Sub-Accounts for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance such Underlying Mutual Fund options would have achieved (reduced by the same charges) had such Underlying Mutual Fund options been available in the Variable Account for the periods quoted. AN INITIAL INVESTMENT OF $10,000 IS ASSUMED BECAUSE THAT AMOUNT MORE CLOSELY APPROXIMATES THE SIZE OF A TYPICAL CONTRACT THAN DOES THE $1,000 ASSUMPTION USED IN CALCULATING THE STANDARDIZED AVERAGE ANNUAL RETURN QUOTATIONS. The amount of the hypothetical initial investment assumed affects performance because there is a one-time Contract Maintenance Charge which is deducted. The Contract Maintenance Charge varies from $50 to $0 based upon the amount of the initial Purchase Payment and plan type.

The standardized average annual total return and nonstandardized total return quotations reflected are calculated as described in this section using Underlying Mutual Fund performance for the periods ended December 31, 1997. However, the Company generally provides performance quotations on a more frequent basis, the results of which could reflect better or worse results than shown. The quotations and other comparative material advertised by the Company are based upon historical earnings and are not intended to represent or guarantee future results. A Contract Owner's Contract Value at redemption may be more or less than the original cost.

                                   40 of 100

Below are the quotations of standardized average annual total return and nonstandardized average annual total return, calculated as described previously, for each of the Sub-Accounts available within the Variable Account.

                   UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY
                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


============================================= =================== ================ ===================== ==================
                                                                                    10 Years or Date
                                                                                    Fund Available in        Date Fund
                                                                                      the Variable            Added to
                                              1 Year to 12/31/97    5 Years to         Account to             Variable
            Sub-Account Options                                      12/31/97          12/31/97                Account
--------------------------------------------- ------------------- ---------------- --------------------- ------------------
Federated High Income Bond Fund II                  1.23%               NA                7.10%               1/02/96
--------------------------------------------- ------------------- ---------------- --------------------- ------------------
Federated American Leader Fund II                   18.56%              NA                19.18%              1/02/96
--------------------------------------------- ------------------- ---------------- --------------------- ------------------
MFS Emerging Growth Series                          8.79%               NA                12.49%              1/02/96
--------------------------------------------- ------------------- ---------------- --------------------- ------------------
MFS Total Return Series                             8.22%               NA                10.67%              1/02/96
--------------------------------------------- ------------------- ---------------- --------------------- ------------------
Fidelity VIP Equity Income Portfolio                14.60%              NA                20.66%             12/01/94
--------------------------------------------- ------------------- ---------------- --------------------- ------------------
Fidelity VIP Overseas Portfolio                     -0.91%              NA                5.10%               1/02/96
--------------------------------------------- ------------------- ---------------- --------------------- ------------------
NSAT Government Bond Fund                           -2.67%             4.51%              2.36%              11/01/88
--------------------------------------------- ------------------- ---------------- --------------------- ------------------
NSAT Money Market Fund                              -8.72%             1.68%              0.72%              11/01/88
--------------------------------------------- ------------------- ---------------- --------------------- ------------------
NSAT Small Company Fund                             4.52%               NA                13.31%              1/02/96
--------------------------------------------- ------------------- ---------------- --------------------- ------------------


                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


--------------------------------------------- ------------------- ---------------- --------------------- ------------------
                                                                                         10 Years to
                                                      1 Year to         5 Years to     12/31/97 or Life       Date Fund
              Sub-Account Options                     12/31/97           12/31/97           of Fund           Effective
--------------------------------------------- ------------------- ---------------- --------------------- ------------------
Federated High Income Bond Fund II                     11.68%               NA               9.64%             3/01/94
--------------------------------------------- ------------------- ---------------- --------------------- ------------------
Federated American Leader Fund II                      29.83%               NA              19.71%             2/10/94
--------------------------------------------- ------------------- ---------------- --------------------- ------------------
MFS Emerging Growth Series                             19.60%               NA              21.60%             7/25/95
--------------------------------------------- ------------------- ---------------- --------------------- ------------------
MFS Total Return Series                                19.00%               NA              19.06%             1/03/95
--------------------------------------------- ------------------- ---------------- --------------------- ------------------
Fidelity VIP Equity Income Portfolio                   25.68%             18.35%            15.07%*           10/09/86
--------------------------------------------- ------------------- ---------------- --------------------- ------------------
Fidelity VIP Overseas Portfolio                         9.44%             12.40%            8.04%*             1/28/87
--------------------------------------------- ------------------- ---------------- --------------------- ------------------
NSAT Government Bond Fund                               7.59%             5.78%             7.68%*            11/08/82
--------------------------------------------- ------------------- ---------------- --------------------- ------------------
NSAT Money Market Fund                                  3.27%             2.96%             4.09%*            11/10/81
--------------------------------------------- ------------------- ---------------- --------------------- ------------------
NSAT Small Company Fund                                15.13%               NA              23.61%            10/23/95
--------------------------------------------- ------------------- ---------------- --------------------- ------------------

* Represents 10 years to 12/31/97.

                           YEAR 2000 COMPLIANCE ISSUES

The Company has developed a plan to address issues related to the Year 2000. The problem relates to many existing computer programs using only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the Year 2000. The Company has been evaluating its exposure to the Year 2000 issue through a review of all of its operating systems as well as dependencies on the systems of others since 1996. The Company expects all system changes and replacements needed to achieve Year 2000 compliance to be completed by the end of 1998. Compliance testing will be completed in the first quarter of 1999. The Company's parent, Nationwide Life Insurance Company ("NLIC"), charges all costs associated with these system changes as the costs are incurred.

                                   41 of 100

Operating expenses for NLIC in 1997 include approximately $45 million on technology projects, which includes costs related to Year 2000 and the development of a new policy administration system for traditional life insurance products and other system enhancements. NLIC anticipates spending a comparable amount in 1998 on technology projects, including Year 2000 initiatives. These expenses do not have an effect on the assets of the Variable Account and are not charged through to the Contract Owner.


                                LEGAL PROCEEDINGS

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

The General Distributor, Nationwide Advisory Services, Inc. is not engaged in any litigation of any material nature.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE
General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................1
Underwriters.................................................................2
Calculations of Performance..................................................2
Annuity Payments.............................................................3
Financial Statements.........................................................4

                                   42 of 100

                                    APPENDIX


Purchase Payments under the Fixed Account and transfers to the Fixed Account become part of the general account of the Company, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, the Fixed Account has not been registered under the 1933 Act, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the 1933 or 1940 Acts, and the Company has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the Fixed Account. Disclosures regarding the Fixed Account and the general account, may be subject to certain provisions of federal securities law relating to the accuracy and completeness of statements made in prospectuses.


                            FIXED ACCOUNT ALLOCATIONS

THE FIXED ACCOUNT


The Fixed Account is made up of all the general assets of the Company, other than those in the Variable Account and any other segregated asset account. Purchase Payments will be allocated to the Fixed Account by election of the Contract Owner.

The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such assets will be allocated by the Company between itself and the contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account contracts. The amount of such investment income allocated to the contracts will vary at the sole discretion of the Company at such rate(s) as the Company prospectively declares. The guaranteed rate for any Purchase Payment will remain in effect for a period not less than twelve months, however, the Company guarantees that it will credit interest at not less than 3.0% per year. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.0% PER YEAR WILL BE DETERMINED AT THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.0% FOR ANY GIVEN YEAR. New Purchase Payments deposited to the Contract which are allocated to the Fixed Account may receive a different rate of interest than money transferred from the Sub-Accounts to the Fixed Account and amounts maturing in the Fixed Account at the expiration of an Interest Rate Guarantee Period.

The Company guarantees that the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described above, less any applicable charges, including CDSC.

TRANSFERS

For transfers from the Fixed Account to the Variable Account, please refer to the "Transfers" provision in the prospectus.

                                   43 of 100

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1998
                       DEFERRED VARIABLE ANNUITY CONTRACTS
             ISSUED BY NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                  THROUGH ITS NATIONWIDE VA SEPARATE ACCOUNT-A

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1998. The prospectus may be obtained from Nationwide Life and Annuity Insurance Company by writing P.O. Box 182008, Columbus, Ohio 43218-2008, or calling 1-800-533-5622.


                                TABLE OF CONTENTS
                                                                          PAGE
General Information and History.............................................1
Services....................................................................1
Purchase of Securities Being Offered........................................1
Underwriters................................................................2
Calculations of Performance.................................................2
Annuity Payments............................................................3
Financial Statements........................................................4

GENERAL INFORMATION AND HISTORY


The Nationwide VA Separate Account-A is a separate investment account of Nationwide Life and Annuity Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise. All of the Company's common stock is owned by Nationwide Life Insurance Company, which is owned by Nationwide Financial Services, Inc., a holding company. Nationwide Financial Services, Inc. is owned by Nationwide Corporation, a holding company. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%). The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $83.2 billion as of December 31, 1997.


SERVICES

The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number (and other pertinent information for each Contract Owner), and the number and type of Contract issued, and records of the Contract Value of each Contract.

The custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the Underlying Mutual Funds. The Company, or affiliates of the Company, may have entered into agreements with either the investment adviser or distributor for several of the Underlying Mutual Funds. The agreements relate to administrative services furnished by the Company, or an affiliate of the Company, and provide for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company affiliates of the Company) invested in particular Underlying Mutual Funds. These fees in no way affect the Net Asset Value of the Underlying Mutual Funds or fees paid by the Contract Owner.


The audited financial statements have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.


PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").


The Contract Owner may transfer up to 100% of the Contract Value from the Variable Account to the Fixed Account. However, the Company, at its sole discretion, reserves the right to limit such transfers to 25% of the Contract Value for any 12 month period. Contract Owners may at the maturity of an Interest Rate Guarantee Period transfer a portion of the Contract Value of the Fixed Account to the Variable Account. Such portion will be determined by the Company at its sole discretion (but will not be less than 10% of the total value of the portion of

                                   44 of 100
the Fixed Account that is maturing), and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter. Transfers under this provision must be made within 45 days after the termination date of the guarantee period. Owners who have entered into a Dollar Cost Averaging agreement with the Company may transfer from the Fixed Account under the terms of that agreement.

Transfers from the Fixed and Variable Accounts may not be made prior to the first Contract Anniversary. Transfers from the Fixed Account may not be made within 12 months of any prior Transfer.


UNDERWRITERS


The Contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215, an affiliate of the Company. During the year ended December 31, 1997, no underwriting commissions were paid by the Company to NAS.


CALCULATIONS OF PERFORMANCE


Any current yield quotations of the NSAT-Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 1997, the NSAT- Money Market Fund's seven-day current unit value yield was 3.94%. The NSAT-Money Market Fund seven-day effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund. At December 31, 1997 the NSAT-Money Market Fund's seven-day effective yield was 4.02%.

The NSAT-Money Market Fund yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the NSAT-Money Market Fund determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT-Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the Net Asset Values will remain constant. It should be noted that a Contract Owner's investment in the NSAT-Money Market Fund is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with standard method prescribed by rules of the SEC. Standardized average annual total return is found by first taking a hypothetical $1,000 investment in each of the Sub-Accounts' units on the first day of the period at the offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a $50 maximum Contract Maintenance Charge and a 1.40% Mortality, Expense Risk and Administration Charge. The redeemable value also reflects the effect of any applicable CDSC that may be imposed at the end of the period (see "Contingent Deferred Sales Charge" located in the prospectus). No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized average annual total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized average annual total return is based on a hypothetical initial investment of $10,000 and does not reflect the deduction of any applicable CDSC. Reflecting the CDSC would decrease the level of the performance advertised. The CDSC is not reflected because the Contract is designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment used affects performance because of the one-time

                                   45 of 100

Contract Maintenance Charge which is deducted when the Contract is established. The Contract Maintenance Charge varies from $50 to $0 based upon the amount of the initial Purchase Payment and plan type.


The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual total will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Underlying Mutual Fund has been in the Variable Account if the Underlying Mutual Fund has not been available for one of the prescribed periods. Nonstandardized average annual total return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the Underlying Mutual Fund has been in existence.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a Sub-Account's performance include general market conditions, operating expenses and investment management. A Contract Owner's account when redeemed may be more or less than original cost.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                                   46 of 100

                          Independent Auditors' Report



The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VA Separate Account-A:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-A as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide VA Separate Account-A as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

                        NATIONWIDE VA SEPARATE ACCOUNT-A

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997



ASSETS:
   Investments at market value:
      American Century VP - American Century VP Advantage (ACVPAdv)
         2,029,128 shares (cost $11,327,976) ......................       $ 13,392,245
      Federated IS - Federated American Leaders Fund II (FedAmLead)
         1,377 shares (cost $22,709) ..............................             27,037
      Federated IS - Federated High Income Bond Fund II (FedHiInc)
         9,529 shares (cost $95,804) ..............................            104,341
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         6,583 shares (cost $134,346) .............................            159,837
      Fidelity VIP - Growth Portfolio (FidVIPGr)
         2,255,189 shares (cost $54,129,084) ......................         83,667,515
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         1,286 shares (cost $25,818) ..............................             24,697
      MFS(R) VIT - Emerging Growth Series (MFSEmGrSe)
         5,816 shares (cost $76,520) ..............................             93,866
      MFS(R) VIT - Total Return Series (MFSTotReSe)
         1,490 shares (cost $21,759) ..............................             24,771
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         621,989 shares (cost $8,863,380) .........................         13,192,393
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         2,838,560 shares (cost $31,779,790) ......................         32,302,811
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         3,477,508 shares (cost $3,477,508) .......................          3,477,508
      Nationwide SAT - Total Return Fund (NSATTotRe)
         5,045,950 shares (cost $56,344,647) ......................         82,652,666
      Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
         1,550,836 shares (cost $23,722,418) ......................         27,604,886
                                                                          ------------
            Total investments .....................................        256,724,573
   Accounts receivable ............................................            178,076
                                                                          ------------
            Total assets ..........................................        256,902,649
ACCOUNTS PAYABLE ..................................................                102
                                                                          ------------
CONTRACT OWNERS' EQUITY ...........................................       $256,902,547
                                                                          ============

                                                                                                                          Annual
Contract owners' equity represented by:                   Units             Unit Value                                    Return
                                                        ---------           ----------                                   ----------
   Contracts in accumulation phase:
   VA contracts:
      American Century VP - American Century
      VP Advantage:
         Tax qualified ........................            489,435       $      15.665795       $  7,667,388                 11%
         Non-tax qualified ....................            338,288              15.665795          5,299,550                 11%
         Initial Funding by Depositor (note 1a)             25,000              17.013707            425,343                 13%
   Fidelity VIP - Growth Portfolio:
         Tax qualified ........................          2,108,887              23.814680         50,222,469                 22%
         Non-tax qualified ....................          1,403,338              23.814680         33,420,045                 22%
   Nationwide SAT - Capital Appreciation Fund:
      Tax qualified ...........................            304,490              23.867569          7,267,436                 33%
      Non-tax qualified .......................            248,251              23.867569          5,925,148                 33%
   Nationwide SAT - Government Bond Fund:
      Tax qualified ...........................            829,592              19.674364         16,321,695                  8%
      Non-tax qualified .......................            811,841              19.674364         15,972,455                  8%
   Nationwide SAT - Money Market Fund:
      Tax qualified ...........................            140,599              14.217123          1,998,913                  4%
      Non-tax qualified .......................            116,206              14.217123          1,652,115                  4%
   Nationwide SAT - Total Return Fund:
      Tax qualified ...........................          1,599,168              29.258290         46,788,921                 28%
      Non-tax qualified .......................          1,225,202              29.258290         35,847,315                 28%
   Neuberger & Berman AMT - Balanced Portfolio:
      Tax qualified ...........................            881,853              17.698323         15,607,319                 18%
      Non-tax qualified .......................            677,902              17.698323         11,997,729                 18%
VA-II Eagle Choice contracts:
   Federated IS - Federated American
   Leaders Fund II:
      Non-tax qualified .......................              1,743              15.509873             27,034                 30%
   Federated IS -  Federated High Income
   Bond Fund II:
      Non-tax qualified .......................              8,255              12.638879            104,334                 12%
   Fidelity VIP - Equity-Income Portfolio:
      Tax qualified ...........................                870              19.161385             16,670                 26%
      Non-tax qualified .......................              7,470              19.161385            143,136                 26%
   Fidelity VIP - Overseas Portfolio:
      Non-tax qualified .......................              2,025              12.194007             24,693                 10%
   MFS(R) VIT - Emerging Growth Series:
      Non-tax qualified .......................              6,760              13.882402             93,845                 20%
   MFS(R) VIT - Total Return Series:
      Non-tax qualified .......................              1,840              13.455752             24,759                 20%
                                                      ============           ============
Reserves for annuity contracts in payout phase:
      Tax qualified ...........................                                                       45,493
      Non-tax qualified .......................                                                        8,742
                                                                                                ------------
                                                                                                $256,902,547
                                                                                                ============


See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1997 and 1996

                                                                   Total                                    ACVPAdv
                                                      ----------------------------------        ----------------------------------
                                                          1997                 1996                 1997                 1996
                                                      -------------        -------------        -------------        -------------

INVESTMENT ACTIVITY:
 Reinvested dividends ..........................      $   4,588,429            4,699,172              205,268              309,090
 Mortality, expense and administration
   charges (note 2) ............................         (3,155,507)          (2,743,464)            (169,983)            (165,969)
                                                      -------------        -------------        -------------        -------------

   Net investment activity .....................          1,432,922            1,955,708               35,285              143,121
                                                      -------------        -------------        -------------        -------------

 Proceeds from mutual fund shares sold .........         30,083,967           21,740,726            1,849,764            1,445,773
 Cost of mutual fund shares sold ...............        (24,191,559)         (19,156,737)          (1,535,624)          (1,241,093)
                                                      -------------        -------------        -------------        -------------
   Realized gain (loss) on investments .........          5,892,408            2,583,989              314,140              204,680
 Change in unrealized gain (loss) on investments         30,561,366            8,279,881              381,839               33,767
                                                      -------------        -------------        -------------        -------------
   Net gain (loss) on investments ..............         36,453,774           10,863,870              695,979              238,447
                                                      -------------        -------------        -------------        -------------
 Reinvested capital gains ......................          6,932,717           10,576,249              712,416              604,412
                                                      -------------        -------------        -------------        -------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........         44,819,413           23,395,827            1,443,680              985,980
                                                      -------------        -------------        -------------        -------------
EQUITY TRANSACTIONS:
 Purchase payments received from
   contract owners .............................         12,333,986           14,984,201              441,982              635,890
 Transfers between funds .......................                 --                   --             (573,695)            (483,280)
 Redemptions ...................................        (19,747,846)         (14,810,150)          (1,138,381)            (731,839)
 Annuity benefits ..............................             (9,441)              (8,432)                  --                   --
 Annual contract maintenance charge (note 2) ...           (264,125)            (267,941)             (16,785)             (18,387)
 Contingent deferred sales charges (note 2) ....           (306,609)            (325,984)             (18,458)             (15,799)
 Adjustments to maintain reserves ..............              5,099                6,740                  197                  260
                                                      -------------        -------------        -------------        -------------
     Net equity transactions ...................         (7,988,936)            (421,566)          (1,305,140)            (613,155)
                                                      -------------        -------------        -------------        -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........         36,830,477           22,974,261              138,540              372,825
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....        220,072,070          197,097,809           13,253,741           12,880,916
                                                      -------------        -------------        -------------        -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........      $ 256,902,547          220,072,070           13,392,281           13,253,741
                                                      =============        =============        =============        =============


                                                                     FedAmLead                           FedHiInc
                                                            -------------------------       ----------------------------------
                                                                1997             1996            1997                 1996
                                                            -------------        ----       -------------        -------------

 INVESTMENT ACTIVITY:
  Reinvested dividends ..........................                      39          --               4,248                1,157
  Mortality, expense and administration
    charges (note 2) ............................                    (218)         --              (1,182)                (198)
                                                            -------------        ----       -------------        -------------

    Net investment activity .....................                    (179)         --               3,066                  959
                                                            -------------        ----       -------------        -------------

  Proceeds from mutual fund shares sold .........                     187          --               1,144                  190
  Cost of mutual fund shares sold ...............                    (156)         --              (1,086)                (188)
                                                            -------------        ----       -------------        -------------
    Realized gain (loss) on investments .........                      31          --                  58                    2
  Change in unrealized gain (loss) on investments                   4,328          --               7,211                1,326
                                                            -------------        ----       -------------        -------------
    Net gain (loss) on investments ..............                   4,359          --               7,269                1,328
                                                            -------------        ----       -------------        -------------
  Reinvested capital gains ......................                      --          --                 215                   --
                                                            -------------        ----       -------------        -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........                   4,180          --              10,550                2,287
                                                            -------------        ----       -------------        -------------
 EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................                  22,852          --              39,000               52,500
  Transfers between funds .......................                      --          --                  --                   --
  Redemptions ...................................                      --          --                  --                   --
  Annuity benefits ..............................                      --          --                  --                   --
  Annual contract maintenance charge (note 2) ...                      --          --                  --                   --
  Contingent deferred sales charges (note 2) ....                      --          --                  --                   --
  Adjustments to maintain reserves ..............                       2          --                  --                   (3)
                                                            -------------        ----       -------------        -------------
      Net equity transactions ...................                  22,854          --              39,000               52,497
                                                            -------------        ----       -------------        -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........                    27,034          --              49,550               54,784
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...                        --          --              54,784                   --
                                                            -------------        ----       -------------        -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........                    27,034          --             104,334               54,784
                                                            =============        ====       =============        =============

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1997 and 1996

                                                               FidVIPEI                                FidVIPGr
                                                      ------------------------------        ------------------------------
                                                         1997               1996               1997               1996
                                                      -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................      $       959                 --            475,032            163,383
 Mortality, expense and administration
   charges (note 2) ............................           (1,542)              (203)        (1,025,283)          (873,633)
                                                      -----------        -----------        -----------        -----------
   Net investment activity .....................             (583)              (203)          (550,251)          (710,250)
                                                      -----------        -----------        -----------        -----------

 Proceeds from mutual fund shares sold .........           11,629                188          5,907,035          3,611,143
 Cost of mutual fund shares sold ...............          (11,126)              (179)        (3,439,457)        (2,402,868)
                                                      -----------        -----------        -----------        -----------
   Realized gain (loss) on investments .........              503                  9          2,467,578          1,208,275
 Change in unrealized gain (loss) on investments           21,674              3,817         11,226,583          3,455,531
                                                      -----------        -----------        -----------        -----------
   Net gain (loss) on investments ..............           22,177              3,826         13,694,161          4,663,806
                                                      -----------        -----------        -----------        -----------
 Reinvested capital gains ......................            4,824                 --          2,126,335          4,125,406
                                                      -----------        -----------        -----------        -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........           26,418              3,623         15,270,245          8,078,962
                                                      -----------        -----------        -----------        -----------
EQUITY TRANSACTIONS:
 Purchase payments received from
   contract owners .............................           77,284             52,500          3,552,724          5,398,757
 Transfers between funds .......................               --                 --           (227,550)         1,346,708
 Redemptions ...................................               --                 --         (5,192,521)        (4,125,711)
 Annuity benefits ..............................               --                 --             (3,902)            (3,187)
 Annual contract maintenance charge (note 2) ...               --                 --            (92,656)           (91,813)
 Contingent deferred sales charges (note 2) ....               --                 --            (94,463)           (94,484)
 Adjustments to maintain reserves ..............              (23)                 4              2,905              3,285
                                                      -----------        -----------        -----------        -----------
     Net equity transactions ...................           77,261             52,504         (2,055,463)         2,433,555
                                                      -----------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........          103,679             56,127         13,214,782         10,512,517
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....           56,127                 --         70,455,464         59,942,947
                                                      -----------        -----------        -----------        -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........      $   159,806             56,127         83,670,246         70,455,464
                                                      ===========        ===========        ===========        ===========

                                                               FidVIPOv                       MFSEmGrSe
                                                      -----------------------       -----------------------------------
                                                         1997            1996          1997                    1996
                                                      -----------        ----       -----------             -----------
 INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              --          --                --                      --
  Mortality, expense and administration
    charges (note 2) ............................            (176)         --            (1,108)                   (182)
                                                      -----------        ----       -----------             -----------
    Net investment activity .....................            (176)         --            (1,108)                   (182)
                                                      -----------        ----       -----------             -----------

  Proceeds from mutual fund shares sold .........             153          --             1,058                     487
  Cost of mutual fund shares sold ...............            (136)         --              (955)                   (485)
                                                      -----------        ----       -----------             -----------
    Realized gain (loss) on investments .........              17          --               103                       2
  Change in unrealized gain (loss) on investments          (1,122)         --            19,110                  (1,764)
                                                      -----------        ----       -----------             -----------
    Net gain (loss) on investments ..............          (1,105)         --            19,213                  (1,762)
                                                      -----------        ----       -----------             -----------
  Reinvested capital gains ......................              --          --                --                     436
                                                      -----------        ----       -----------             -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          (1,281)         --            18,105                  (1,508)
                                                      -----------        ----       -----------             -----------
 EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................          25,973          --            24,000                  53,250
  Transfers between funds .......................              --          --                --                      --
  Redemptions ...................................              --          --                --                      --
  Annuity benefits ..............................              --          --                --                      --
  Annual contract maintenance charge (note 2) ...              --          --                --                      --
  Contingent deferred sales charges (note 2) ....              --          --                --                      --
  Adjustments to maintain reserves ..............               1          --                (2)                     --
                                                      -----------        ----       -----------             -----------
      Net equity transactions ...................          25,974          --            23,998                  53,250
                                                      -----------        ----       -----------             -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........            24,693          --            42,103                  51,742
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...                --          --            51,742                      --
                                                      -----------        ----       -----------             -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........            24,693          --            93,845                  51,742
                                                      ===========        ====       ===========             ===========






                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1997 and 1996

                                                             MFSTotReSe                       NSATCapAp
                                                      ---------------------------   ------------------------------
                                                         1997            1996          1997               1996
                                                      -----------     -----------   -----------        -----------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................      $        --              --       118,424             99,606

 Mortality, expense and administration
   charges (note 2) ............................             (209)             --      (145,398)           (88,741)
                                                      -----------     -----------   -----------        -----------
   Net investment activity .....................             (209)             --       (26,974)            10,865
                                                      -----------     -----------   -----------        -----------

 Proceeds from mutual fund shares sold .........              186              --     1,086,868            652,065
 Cost of mutual fund shares sold ...............             (163)             --      (569,027)          (466,547)
                                                      -----------     -----------   -----------        -----------
   Realized gain (loss) on investments .........               23              --       517,841            185,518
 Change in unrealized gain (loss) on investments            3,013              --     2,288,294          1,060,119
                                                      -----------     -----------   -----------        -----------
   Net gain (loss) on investments ..............            3,036              --     2,806,135          1,245,637
                                                      -----------     -----------   -----------        -----------
 Reinvested capital gains ......................               --              --       278,879            242,780
                                                      -----------     -----------   -----------        -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........            2,827              --     3,058,040          1,499,282
                                                      -----------     -----------   -----------        -----------
EQUITY TRANSACTIONS:
 Purchase payments received from
   contract owners .............................           21,939              --     1,215,488          1,085,270
 Transfers between funds .......................               --              --     1,306,249          1,038,034
 Redemptions ...................................               --              --      (811,974)          (592,203)
 Annuity benefits ..............................               --              --            --                 --
 Annual contract maintenance charge (note 2) ...               --              --       (10,550)            (7,882)
 Contingent deferred sales charges (note 2) ....               --              --       (14,584)           (14,984)
 Adjustments to maintain reserves ..............               (7)             --           248                489
                                                      -----------     -----------   -----------        -----------
     Net equity transactions ...................           21,932              --     1,684,877          1,508,724
                                                      -----------     -----------   -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........            24,759              --     4,742,917          3,008,006
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...                --              --     8,449,667          5,441,661
                                                      -----------     -----------   -----------        -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........       $    24,759              --    13,192,584          8,449,667
                                                      ===========     ===========   ===========        ===========

                                                                NSATGvtBd                             NSATMyMkt
                                                      ------------------------------        ------------------------------
                                                         1997               1996               1997               1996
                                                      -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................        2,003,916          2,244,378            188,948            185,600

 Mortality, expense and administration
   charges (note 2) ............................         (430,628)          (481,292)           (48,170)           (48,987)
                                                      -----------        -----------        -----------        -----------
   Net investment activity .....................        1,573,288          1,763,086            140,778            136,613
                                                      -----------        -----------        -----------        -----------

 Proceeds from mutual fund shares sold .........        6,063,749          6,656,174          6,132,122          3,648,435
 Cost of mutual fund shares sold ...............       (6,121,368)        (6,801,289)        (6,132,122)        (3,648,435)
                                                      -----------        -----------        -----------        -----------
   Realized gain (loss) on investments .........          (57,619)          (145,115)                --                 --
 Change in unrealized gain (loss) on investments        1,069,495           (958,810)                --                 --
                                                      -----------        -----------        -----------        -----------
   Net gain (loss) on investments ..............        1,011,876         (1,103,925)                --                 --
                                                      -----------        -----------        -----------        -----------
 Reinvested capital gains ......................               --                 --                 --                 --
                                                      -----------        -----------        -----------        -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........        2,585,164            659,161            140,778            136,613
                                                      -----------        -----------        -----------        -----------
EQUITY TRANSACTIONS:
 Purchase payments received from
   contract owners .............................          960,685          1,333,048            521,896            386,140
 Transfers between funds .......................       (2,417,365)        (3,144,832)           649,313           (186,583)
 Redemptions ...................................       (3,397,263)        (3,186,377)        (1,416,420)          (693,997)
 Annuity benefits ..............................           (4,041)            (3,949)                --                 --
 Annual contract maintenance charge (note 2) ...          (35,429)           (44,262)            (4,045)            (4,784)
 Contingent deferred sales charges (note 2) ....          (46,119)           (65,660)           (15,466)           (16,702)
 Adjustments to maintain reserves ..............               38                586               (242)                20
                                                      -----------        -----------        -----------        -----------
     Net equity transactions ...................       (4,939,494)        (5,111,446)          (264,964)          (515,906)
                                                      -----------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........        (2,354,330)        (4,452,285)          (124,186)          (379,293)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...        34,657,222         39,109,507          3,775,214          4,154,507
                                                      -----------        -----------        -----------        -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........        32,302,892         34,657,222          3,651,028          3,775,214
                                                      ===========        ===========        ===========        ===========

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1997 and 1996

                                                                 NSATTotRe                                NBAMTBal
                                                      --------------------------------        --------------------------------
                                                          1997                1996                1997                1996
                                                      ------------        ------------        ------------        ------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..........................      $  1,133,579           1,125,003             458,016             570,955
 Mortality, expense and administration
   charges (note 2) ............................          (984,801)           (755,095)           (346,809)           (329,164)
                                                      ------------        ------------        ------------        ------------
   Net investment activity .....................           148,778             369,908             111,207             241,791
                                                      ------------        ------------        ------------        ------------

 Proceeds from mutual fund shares sold .........         5,765,462           3,182,148           3,264,610           2,544,123
 Cost of mutual fund shares sold ...............        (3,486,615)         (2,216,863)         (2,893,724)         (2,378,790)
                                                      ------------        ------------        ------------        ------------
   Realized gain (loss) on investments .........         2,278,847             965,285             370,886             165,333
 Change in unrealized gain (loss) on investments        12,881,367           6,965,148           2,659,574          (2,279,253)
                                                      ------------        ------------        ------------        ------------
   Net gain (loss) on investments ..............        15,160,214           7,930,433           3,030,460          (2,113,920)
                                                      ------------        ------------        ------------        ------------
 Reinvested capital gains ......................         2,634,473           2,428,148           1,175,575           3,175,067
                                                      ------------        ------------        ------------        ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........        17,943,465          10,728,489           4,317,242           1,302,938
                                                      ------------        ------------        ------------        ------------
EQUITY TRANSACTIONS:
 Purchase payments received from
   contract owners .............................         4,254,140           4,607,271           1,176,023           1,379,575
 Transfers between funds .......................         1,564,750           1,963,546            (301,702)           (533,593)
 Redemptions ...................................        (5,283,668)         (3,838,961)         (2,507,619)         (1,641,062)
 Annuity benefits ..............................            (1,498)             (1,296)                 --                  --
 Annual contract maintenance charge (note 2) ...           (74,653)            (69,013)            (30,007)            (31,800)
 Contingent deferred sales charges (note 2) ....           (74,498)            (78,628)            (43,021)            (39,727)
 Adjustments to maintain reserves ..............             1,705               1,723                 277                 376
                                                      ------------        ------------        ------------        ------------
     Net equity transactions ...................           386,278           2,584,642          (1,706,049)           (866,231)
                                                      ------------        ------------        ------------        ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........        18,329,743          13,313,131           2,611,193             436,707
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....        64,324,254          51,011,123          24,993,855          24,557,148
                                                      ------------        ------------        ------------        ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........      $ 82,653,997          64,324,254          27,605,048          24,993,855
                                                      ============        ============        ============        ============

See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-A

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996




(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company transferred to the Account, 50,000 shares of the American Century VP - American Century VP Advantage fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

              Portfolio of the American Century Variable Portfolios, Inc. (American Century VP)
                  (formerly TCI Portfolios, Inc.) (available for VA contracts);
                American Century VP - American Century VP Advantage (ACVPAdv)
                  (formerly TCI Portfolios - TCI Advantage)

              Funds of the Federated Insurance Series (Federated IS) (available for VA-II Eagle Choice contracts);
                Federated IS - Federated American Leaders Fund II (FedAmLead) Federated IS - Federated High Income Bond Fund II (FedHiInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI) (available for
                               VA-II Eagle Choice contracts)
                Fidelity VIP - Growth Portfolio (FidVIPGr) (available for VA contracts)
                Fidelity VIP - Overseas Portfolio (FidVIPOv) (available for
                               VA-II Eagle Choice contracts)

              Funds of the MFS(R) Variable Insurance Trust (MFS(R) VIT) (available for VA-II Eagle Choice contracts);
                MFS(R) VIT - Emerging Growth Series (MFSEmGrSe)
                MFS(R) VIT - Total Return Series (MFSTotReSe)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
                                 (available for VA contracts)
                Nationwide SAT - Government Bond Fund (NSATGvtBd) (available for all contracts)
                Nationwide SAT - Money Market Fund (NSATMyMkt) (available for all contracts)
                Nationwide SAT - Small Company Fund (NSATSmCo) (available for
                                 VA-II Eagle Choice contracts)
                Nationwide SAT - Total Return Fund (NSATTotRe) (available for VA contracts)

              Portfolio of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT) (available for VA contracts);
                Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)

         At December 31, 1997, contract owners have invested in all of the above funds except the Nationwide SAT - Small Company Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current period presentation.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for the VA contracts an annual contract maintenance charge of $30 which is satisfied by surrendering units; for the VA II Convertible contracts a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the VA contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the VA II Convertible contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges were deducted from the initial funding, or from earnings thereon.

The following table provides mortality, expense and administration charges by contract type for the period ended December 31, 1997:

                                                TOTAL           ACVPAdv        FedAmLead          FedHilnc         FidVIPEI
                                         ------------      ------------     ------------      ------------     ------------
     VA..............................     $ 3,151,072           169,983                -                 -                -
     VA II Convertible...............           4,435                 -              218             1,182            1,542
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................     $ 3,155,507           169,983              218             1,182            1,542
                                         ============      ============     ============      ============     ============

                                             FidVIPGr          FidVIPOv        MFSEmGrSe        MFSTotReSe        NSATCapAp
                                         ------------      ------------     ------------      ------------     ------------
     VA..............................     $ 1,025,283                 -                -                 -          145,398
     VA II Convertible...............               -               176            1,108               209                -
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................     $ 1,025,283               176            1,108               209          145,398
                                         ============      ============     ============      ============     ============

                                            NSATGvtBd         NSATMyMkt        NSATTotRe          NBAMTBal
                                         ------------      ------------     ------------      ------------
     VA..............................     $   430,628            48,170          984,801           346,809
     VA II Convertible...............               -                 -                -                 -
                                         ------------      ------------     ------------      ------------
         Total.......................     $   430,628            48,170          984,801           346,809
                                         ============      ============     ============      ============

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life and Annuity Insurance Company:


We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 1997 and 1996, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.


                                                     KPMG Peat Marwick LLP


Columbus, Ohio
January 30, 1998

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets

                           December 31, 1997 and 1996
                                ($000's omitted)

                                         Assets                                            1997               1996
                                         ------                                         ----------        ------------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                           $  796,919         $  648,076
    Equity securities                                                                       14,767             12,254
  Mortgage loans on real estate, net                                                       218,852            150,997
  Real estate, net                                                                           2,824              1,090
  Policy loans                                                                                 215                126
  Short-term investments                                                                    18,968                492
                                                                                        ----------         ----------
                                                                                         1,052,545            813,035
                                                                                        ----------         ----------

Cash                                                                                         5,163              4,296
Accrued investment income                                                                   10,778              9,189
Deferred policy acquisition costs                                                           30,087             16,168
Other assets                                                                                15,624             37,482
Assets held in Separate Accounts                                                           891,101            486,251
                                                                                        ----------         ----------
                                                                                        $2,005,298         $1,366,421
                                                                                        ==========         ==========

                          Liabilities and Shareholder's Equity
                          ------------------------------------
Future policy benefits and claims                                                       $  986,191         $   80,720
Funds withheld under coinsurance agreement with affiliate                                       --            679,571
Other liabilities                                                                           29,426             35,842
Liabilities related to Separate Accounts                                                   891,101            486,251
                                                                                        ----------         ----------
                                                                                         1,906,718          1,282,384
                                                                                        ----------         ----------

Commitments (notes 6 and 7)

Shareholder's equity:
  Common stock, $40 par value.  Authorized, issued and outstanding 66,000 shares             2,640              2,640
  Additional paid-in capital                                                                52,960             52,960
  Retained earnings                                                                         35,812             25,209
  Unrealized gains on securities available-for-sale, net                                     7,168              3,228
                                                                                        ----------         ----------
                                                                                            98,580             84,037
                                                                                        ----------         ----------
                                                                                        $2,005,298         $1,366,421
                                                                                        ==========         ==========



See accompanying notes to finanacial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                              Statements of Income

                  Years ended December 31, 1997, 1996 and 1995
                                ($000's omitted)

                                                                                  1997            1996           1995
                                                                                  ----            ----           ----
Revenues:
  Investment product and universal life insurance product policy charges       $ 11,244         $  6,656         $  4,322
  Traditional life insurance premiums                                               363              246              674
  Net investment income                                                          11,577           51,045           49,108
  Realized losses on investments                                                   (246)              (3)            (702)
  Other income                                                                    1,057               --               --
                                                                               --------         --------         --------
                                                                                 23,995           57,944           53,402
                                                                               --------         --------         --------
Benefits and expenses:
  Interest credited to policyholder account balances                              3,948           34,711           33,276
  Other benefits and claims                                                         433              813              904
  Amortization of deferred policy acquisition costs                               1,402            7,380            5,508
  Other operating expenses                                                        1,860            7,247            6,567
                                                                               --------         --------         --------
                                                                                  7,643           50,151           46,255
                                                                               --------         --------         --------

    Income before federal income tax expense                                     16,352            7,793            7,147

Federal income tax expense                                                        5,749            2,707            2,373
                                                                               --------         --------         --------

    Net income                                                                 $ 10,603         $  5,086         $  4,774
                                                                               ========         ========         ========

See accompanying notes to finanacial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 1997, 1996 and 1995
                                ($000's omitted)

                                                                                      Unrealized
                                                                                     gains (losses)
                                                           Additional                 on securities      Total
                                                 Common     paid-in     Retained      available-for-  shareholder's
                                                  stock     capital     earnings       sale, net         equity
                                                  -----     -------     --------       ---------         ------
December 31, 1994                                $2,640     $52,960     $15,349         $(3,703)        $ 67,246

  Net income                                         --          --       4,774              --            4,774
  Unrealized gains on securities available-
    for-sale, net                                    --          --          --           8,157            8,157
                                                 ------     -------     -------         -------         --------
December 31, 1995                                 2,640      52,960      20,123           4,454           80,177

  Net income                                         --          --       5,086              --            5,086
  Unrealized losses on securities available-
    for-sale, net                                    --          --          --          (1,226)          (1,226)
                                                 ------     -------     -------         -------         --------
December 31, 1996                                 2,640      52,960      25,209           3,228           84,037

  Net income                                         --          --      10,603              --           10,603
  Unrealized gains on securities available-
    for-sale, net                                    --          --          --           3,940            3,940
                                                 ------     -------     -------         -------         --------
December 31, 1997                                $2,640     $52,960     $35,812         $ 7,168         $ 98,580
                                                 ======     =======     =======         =======         ========


See accompanying notes to finanacial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Statements of Cash Flows

                  Years ended December 31, 1997, 1996 and 1995
                                ($000's omitted)

                                                                              1997           1996           1995
                                                                              ----           ----           ----
Cash flows from operating activities:
  Net income                                                               $  10,603      $   5,086      $  4,774
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                       3,948         34,711        33,276
      Capitalization of deferred policy acquisition costs                    (20,099)       (19,987)       (6,754)
      Amortization of deferred policy acquisition costs                        1,402          7,380         5,508
      Commission and expense allowances under coinsurance
        agreement with affiliate                                                  --         26,473            --
      Amortization and depreciation                                              250          1,721           878
      Realized losses on invested assets, net                                    246              3           702
      Increase in accrued investment income                                   (1,589)          (725)         (423)
      Decrease (increase) in other assets                                     21,858        (32,539)           62
      Increase (decrease) in policy liabilities and funds withheld
        on coinsurance agreement with affiliate                              228,898         (7,101)          627
      (Decrease) increase in other liabilities                                (7,488)        23,198         1,427
                                                                           ---------      ---------      --------
          Net cash provided by operating activities                          238,029         38,220        40,077
                                                                           ---------      ---------      --------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                     95,366         73,966        41,729
  Proceeds from sale of securities available-for-sale                         30,431          2,480         3,070
  Proceeds from maturity of fixed maturity securities held-to-maturity            --             --        11,251
  Proceeds from repayments of mortgage loans on real estate                   15,199         10,975         8,673
  Proceeds from sale of real estate                                               --             --           655
  Proceeds from repayments of policy loans                                        67             23            50
  Cost of securities available-for-sale acquired                            (267,899)      (179,671)      (79,140)
  Cost of fixed maturity securities held-to maturity acquired                     --             --        (8,000)
  Cost of mortgage loans on real estate acquired                             (84,736)       (57,395)      (18,000)
  Cost of real estate acquired                                                   (13)            --           (10)
  Policy loans issued                                                           (155)           (55)          (66)
  Short-term investments, net                                                (18,476)         4,352        (4,479)
                                                                           ---------      ---------      --------
          Net cash used in investing activities                             (230,216)      (145,325)      (44,267)
                                                                           ---------      ---------      --------

Cash flows from financing activities:
  Increase in investment product and universal life insurance
    product account balances                                                   6,952        200,575        46,247
  Decrease in investment product and universal life insurance
    product account balances                                                 (13,898)       (89,174)      (42,057)
                                                                           ---------      ---------      --------
          Net cash (used in) provided by financing activities                 (6,946)       111,401         4,190
                                                                           ---------      ---------      --------

Net increase in cash                                                             867          4,296            --

Cash, beginning of year                                                        4,296             --            --
                                                                           ---------      ---------      --------
Cash, end of year                                                          $   5,163      $   4,296      $
                                                                           =========      =========      ========

See accompanying notes to finanacial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 1997, 1996 and 1995
                                ($000's omitted)

(1)      Organization and Description of Business

         Nationwide Life and Annuity Insurance Company (the Company) is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC).

         The Company sells primarily fixed and variable rate annuities through banks and other financial institutions. In addition, the Company sells universal life insurance and other interest-sensitive life insurance products and is subject to competition from other financial services providers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.


(2)      Summary of Significant Accounting Policies

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. An Annual Statement, filed with the Department of Insurance of the State of Ohio (the Department), is prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period.
         Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Valuation of Investments and Related Gains and Losses

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1997 or 1996.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (b)  Revenues and Benefits

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual variable and fixed annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (c)  Deferred Policy Acquisition Costs

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

         (d)  Separate Accounts

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the statements of income and cash flows except for the fees the Company receives.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         (e)  Future Policy Benefits

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

         (f)  Federal Income Tax

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC). The members of the consolidated tax return group have a tax sharing agreement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (g)  Reinsurance Ceded

              Reinsurance revenues ceded and reinsurance recoveries on benefits and expenses incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (h)  Statements of Cash Flows

              The Company routinely invests its available cash balances in highly liquid, short-term investments with affiliated companies. See note 11. As such, the Company had no cash balance as of December 31, 1995.

         (i)  Recently Issued Accounting Pronouncements

              Statement of Financial Accounting Standards No. 130 - Reporting Comprehensive Income was issued in June 1997 and is effective for fiscal years beginning after December 15, 1997. The statement establishes standards for reporting and display of comprehensive income and its components in a full set of financial statements. Comprehensive income includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders and includes net income. Comprehensive income would be reported in addition to earnings amounts currently presented. The Company will adopt the statement and begin reporting comprehensive income in the first quarter of 1998.

         (j)  Reclassification

              Certain items in the 1996 and 1995 financial statements have been reclassified to conform to the 1997 presentation.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(3)      Investments

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1997 and 1996 were:

                                                                       Gross           Gross
                                                        Amortized    unrealized     unrealized   Estimated
                                                          cost         gains          losses     fair value
                                                          ----         -----          ------     ----------
  December 31, 1997:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
      government corporations and agencies               $  5,923     $    109      $     (27)     $  6,005
    Obligations of states and political subdivisions          267            5             --           272
    Debt securities issued by foreign governments           6,077           57             (1)        6,133
    Corporate securities                                  482,478       10,964           (509)      492,933
    Mortgage-backed securities                            285,224        6,458           (106)      291,576
                                                         --------     --------      ---------      --------
        Total fixed maturity securities                   779,969       17,593           (643)      796,919
  Equity securities                                        11,704        3,063             --        14,767
                                                         --------     --------      ---------      --------
                                                         $791,673     $ 20,656      $    (643)     $811,686
                                                         ========     ========      =========      ========

December 31, 1996:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
      government corporations and agencies               $  3,695     $      7      $     (78)     $  3,624
    Obligations of states and political subdivisions          269           --             (2)          267
    Debt securities issued by foreign governments           6,129          133             (8)        6,254
    Corporate securities                                  393,371        5,916         (1,824)      397,463
    Mortgage-backed securities                            236,839        4,621           (992)      240,468
                                                         --------     --------      ---------      --------
        Total fixed maturity securities                   640,303       10,677         (2,904)      648,076
  Equity securities                                        10,854        1,540           (140)       12,254
                                                         --------     --------      ---------      --------
                                                         $651,157     $ 12,217      $  (3,044)     $660,330
                                                         ========     ========      =========      ========

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                  Amortized    Estimated
                                                    cost      fair value
                                                    ----      ----------
Fixed maturity securities available-for-sale:
  Due in one year or less                         $ 31,421     $ 31,623
  Due after one year through five years            231,670      235,764
  Due after five years through ten years           175,633      180,174
  Due after ten years                               56,021       57,782
                                                  --------     --------

                                                   494,745      505,343
Mortgage-backed securities                         285,224      291,576
                                                  --------     --------
                                                  $779,969     $796,919
                                                  ========     ========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:


                                                     1997         1996
                                                     ----         ----
Gross unrealized gains                              $20,013      $ 9,173
Adjustment to deferred policy acquisition costs      (8,985)      (4,207)
Deferred federal income tax                          (3,860)      (1,738)
                                                    -------      -------
                                                    $ 7,168      $ 3,228
                                                    =======      =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                                 1997          1996          1995
                                                 ----          ----          ----
Securities available-for-sale:
  Fixed maturity securities                    $ 9,177       $(8,764)      $30,647
  Equity securities                              1,663           249         1,283
Fixed maturity securities held-to-maturity          --            --         3,941
                                               -------       -------       -------
                                               $10,840       $(8,515)      $35,871
                                               =======       =======       =======

         Proceeds from the sale of securities available-for-sale during 1997, 1996 and 1995 were $30,431, $2,480 and $3,070, respectively. During
         1997, gross gains of $825 ($181 and $64 in 1996 and 1995, respectively) and gross losses of $1,124 (none and $6 in 1996 and 1995, respectively) were realized on those sales. See note 11.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $2,000 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $600.

         As permitted by the Financial Accounting Standards Board's Special Report, A Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities, issued in November 1995, the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $77,405, resulting in a gross unrealized gain of $1,709.

         The Company had no investments in mortgage loans on real estate considered to be impaired as of December 31, 1997. The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1996 was $955, for which the related valuation allowance was $184. During 1997, the average recorded investment in impaired mortgage loans on real estate was approximately $386 ($964 in 1996) and no interest income was recognized on those loans ($16 in
         1996), which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

                                                        1997      1996
                                                        ----      ----
Allowance, beginning of year                           $ 934      $750
  (Reductions) additions charged to operations           (53)      184
  Direct write-downs charged against the allowance      (131)       --
                                                       -----      ----
Allowance, end of year                                 $ 750      $934
                                                       =====      ====

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Real estate is presented at cost less accumulated depreciation of $153 as of December 31, 1997 ($108 as of December 31, 1996) and valuation allowances of $229 as of December 31, 1997 ($229 as of December 31,
         1996).

         The Company has no investments which were non-income producing for the twelve month periods preceding December 31, 1997 and 1996.

         An analysis of investment income by investment type follows for the years ended December 31:


                                                   1997        1996        1995
                                                   ----        ----        ----
Gross investment income:
  Securities available-for-sale:
    Fixed maturity securities                    $53,491     $40,552     $35,093
    Equity securities                                375         598         713
  Fixed maturity securities held-to-maturity          --          --       4,530
  Mortgage loans on real estate                   14,862       9,991       9,106
  Real estate                                        318         214         273
  Short-term investments                             899         507         348
  Other                                               90          57          41
                                                 -------     -------     -------
      Total investment income                     70,035      51,919      50,104
Less:
  Investment expenses                              1,386         874         996
  Net investment income ceded (note 11)           57,072          --          --
                                                 -------     -------     -------
      Net investment income                      $11,577     $51,045     $49,108
                                                 =======     =======     =======

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:


                                                  1997       1996       1995
                                                  ----       ----       ----
Fixed maturity securities available-for-sale     $(299)     $ 181      $(822)
Mortgage loans on real estate                       53       (184)       110
Real estate and other                               --         --         10
                                                 -----      -----      -----
                                                 $(246)     $  (3)     $(702)
                                                 =====      =====      =====

         Fixed maturity securities with an amortized cost of $3,383 and $3,403 as of December 31, 1997 and 1996, respectively, were on deposit with various regulatory agencies as required by law.


(4)      Future Policy Benefits

         The liability for future policy benefits for investment contracts has been established based on policy terms, interest rates and various contract provisions. The average interest rate credited on investment product policies was approximately 5.1%, 5.6% and 5.6% for the years ended December 31, 1997, 1996 and 1995, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(5)      Federal Income Tax

         The Company's current federal income tax liability was $806 and $7,914 as of December 31, 1997 and 1996, respectively.

         The tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31, 1997 and 1996 are as follows:

                                                       1997          1996
                                                       ----          ----
Deferred tax assets:
  Future policy benefits                            $ 13,168      $ 1,070
  Liabilities in Separate Accounts                     8,080        5,311
  Mortgage loans on real estate and real estate          336          407
  Other assets and other liabilities                      48        3,836
                                                    --------      -------
    Total gross deferred tax assets                   21,632       10,624
                                                    --------      -------

Deferred tax liabilities:
  Fixed maturity securities                            7,186        3,268
  Deferred policy acquisition costs                    6,159        2,131
  Equity securities                                    1,072          490
  Other                                                7,892           --
                                                    --------      -------
    Total gross deferred tax liabilities              22,309        5,889
                                                    --------      -------
                                                    $   (677)     $ 4,735
                                                    ========      =======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. All future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. The Company has determined that valuation allowances are not necessary as of December 31, 1997, 1996 and 1995 based on its analysis of future deductible amounts.

         Federal income tax expense for the years ended Decmber 31 was as follows:


                                    1997        1996        1995
                                    ----        ----        ----

Currently payable                  $2,458     $ 9,612      $2,012
Deferred tax expense (benefit)      3,291      (6,905)        361
                                   ------     -------      ------
                                   $5,749     $ 2,707      $2,373
                                   ======     =======      ======

         Total federal income tax expense for the years ended December 31, 1997, 1996 and 1995 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                    1997                 1996                  1995
                                             ------------------     ----------------     ----------------
                                              Amount        %       Amount       %        Amount       %
                                             ------------------     ----------------     ----------------
Computed (expected) tax expense               $5,723       35.0     $2,728     35.0      $2,501    35.0
Tax exempt interest and dividends
   received deduction                             --       (0.0)      (175)    (2.3)       (150)   (2.1)
Other, net                                        26       (0.2)       154      2.0          22     0.3
                                              ------       ----     ------     ----      ------    ----
      Total (effective rate of each year)     $5,749       35.2     $2,707     34.7      $2,373    33.2
                                              ======       ====     ======     ====      ======    ====

         Total federal income tax paid was $9,566, $2,335 and $1,314 during the years ended December 31, 1997, 1996 and 1995, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

(6)      Fair Value of Financial Instruments

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              Mortgage loans on real estate: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

              Separate Account assets and liabilities: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


              Policy reserves on life insurance contracts: The estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal value because of the short-term nature of such commitments. See note 7.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:



                                                          1997                     1996
                                                  ------------------------ -----------------------
                                                  Carrying    Estimated     Carrying    Estimated
                                                   amount     fair value     amount     fair value
                                                  ------------------------ -----------------------
Assets:
  Investments:
    Securities available-for-sale:
      Fixed maturity securities                   $796,919     $796,919     $648,076     $648,076
      Equity securities                             14,767       14,767       12,254       12,254
    Mortgage loans on real estate, net             218,852      229,881      150,997      152,496
    Policy loans                                       215          215          126          126
    Short-term investments                          18,968       18,968          492          492
  Cash                                               5,163        5,163        4,296        4,296
  Assets held in Separate Accounts                 891,101      891,101      486,251      486,251

Liabilities
  Investment contracts                             980,263      950,105       75,417       72,262
  Policy reserves on life insurance contracts        5,928        6,076        5,303        5,390
  Liabilities related to Separate Accounts         891,101      868,056      486,251      471,125

(7)      Risk Disclosures

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining credit and collection policies and by providing for any amounts deemed uncollectible.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $61,200 extending into 1998 were outstanding as of December 31, 1997. The Company also had $4,000 of commitments to purchase fixed maturity securities as of December 31, 1997.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 29% (31% in 1996) in any geographic area and no more than 3% (5% in 1996) with any one borrower as of December 31, 1997. As of December 31, 1997 37% (42% in 1996) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed apartment building properties.


(8)      Pension Plan

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan (the Retirement Plan). Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1997, 1996 and 1995 were $257, $189 and $214, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         The net periodic pension cost for the Retirement Plan as a whole for the years ended December 31, 1997 and 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the year ended December 31, 1995 follows:

                                                                                   1997             1996              1995
                                                                                   ----             ----              ----
              Service cost (benefits earned during the period)                   $  77,303       $  75,466       $  64,524
              Interest cost on projected benefit obligation                        118,556         105,511          95,283
              Actual return on plan assets                                        (327,965)       (210,583)       (249,294)
              Net amortization and deferral                                        196,366         101,795         143,353
                                                                                 ---------       ---------       ---------
                                                                                 $  64,260       $  72,189       $  53,866
                                                                                 =========       =========       =========

         Basis for measurements, net periodic pension cost:

                                                                                      1997              1996              1995
                                                                                      ----              ----              ----
              Weighted average discount rate                                         6.50%             6.00%             7.50%
              Rate of increase in future compensation levels                         4.75%             4.25%             6.25%
              Expected long-term rate of return on plan assets                       7.25%             6.75%             8.75%

         Information regarding the funded status of the Retirement Plan as a whole as of December 31, 1997 and 1996 follows:

                                                                                    1997             1996
                                                                                    ----             ----
              Accumulated benefit obligation:
                Vested                                                           $1,547,462       $1,338,554
                Nonvested                                                            13,531           11,149
                                                                                 ----------       ----------
                                                                                 $1,560,993       $1,349,703
                                                                                 ==========       ==========

              Net accrued pension expense:
                Projected benefit obligation for services rendered to date       $2,033,761       $1,847,828
                Plan assets at fair value                                         2,212,848        1,947,933
                                                                                 ----------       ----------
                  Plan assets in excess of projected benefit obligation             179,087          100,105
                Unrecognized prior service cost                                      34,658           37,870
                Unrecognized net gains                                             (330,656)        (201,952)
                Unrecognized net asset at transition                                 33,337           37,158
                                                                                 ----------       ----------
                                                                                 $  (83,574)      $  (26,819)
                                                                                 ==========       ==========

         Basis for measurements, funded status of plan:

                                                                    1997       1996
                                                                    ----       ----
              Weighted average discount rate                        6.00%     6.50%
              Rate of increase in future compensation levels        4.25%     4.75%

         Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau, an affiliate.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(9)      Postretirement Benefits Other Than Pensions

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1997 and 1996 was $891 and $840, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1997, 1996 and 1995 was $94, $78 and $66, respectively.

         Information regarding the funded status of the plan as a whole as of December 31, 1997 and 1996 follows:

                                                            1997           1996
                                                            ----           ----
Accrued postretirement benefit expense:
  Retirees                                               $  93,327      $  92,954
  Fully eligible, active plan participants                  31,580         23,749
  Other active plan participants                           112,951         83,986
                                                         ---------      ---------
    Accumulated postretirement benefit obligation          237,858        200,689
  Plan assets at fair value                                 69,165         63,044
                                                         ---------      ---------
    Plan assets less than accumulated postretirement
      benefit obligation                                  (168,693)      (137,645)
   Unrecognized transition obligation of affiliates          1,481          1,654
   Unrecognized net gains                                    1,576        (23,225)
                                                         ---------      ---------
                                                         $(165,636)     $(159,216)
                                                         =========      =========

         The amount of NPPBC for the plan as a whole for the years ended December 31, 1997, 1996 and 1995 was as follows:

                                                   1997          1996         1995
                                                   ----          ----         ----
Service cost (benefits attributed to employee
  service during the year)                        $ 7,077      $ 6,541      $ 6,235
Interest cost on accumulated postretirement
  benefit obligation                               14,029       13,679       14,151
Actual return on plan assets                       (3,619)      (4,348)      (2,657)
Amortization of unrecognized transition
  obligation of affiliates                            173          173        2,966
Net amortization and deferral                        (528)       1,830       (1,619)
                                                  -------      -------      -------
                                                  $17,132      $17,875      $19,076
                                                  =======      =======      =======

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Actuarial assumptions used for the measurement of the APBO as of December 31, 1997, 1996 and 1995 and the NPPBC for 1997, 1996 and 1995
         were as follows:

                                                                  1997      1996       1995
                                                                  ----      ----       ----
APBO:
  Discount rate                                                   6.70%      7.25%      6.75%
  Assumed health care cost trend rate:
      Initial rate                                               12.13%     11.00%     11.00%
      Ultimate rate                                               6.12%      6.00%      6.00%
      Uniform declining period                                12 Years   12 Years   12 Years

NPPBC:
  Discount rate                                                   7.25%      6.65%      8.00%
  Long term rate of return on plan assets, net of tax             5.89%      4.80%      8.00%
  Assumed health care cost trend rate:
      Initial rate                                               11.00%     11.00%     10.00%
      Ultimate rate                                               6.00%      6.00%      6.00%
      Uniform declining period                                12 Years   12 Years   12 Years

         For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1997 by $410 and the NPPBC for the year ended December 31, 1997 by $46.


(10)     Regulatory Risk-Based Capital and Dividend Restriction

         Ohio, the Company's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements.

         The statutory capital shares and surplus of the Company as reported to regulatory authorities as of December 31, 1997, 1996 and 1995 was $74,820, $71,390 and $54,978, respectively. The statutory net income of the Company as reported to regulatory authorities for the years ended December 31, 1997, 1996 and 1995 was $7,446, $670 and $8,023,
         respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1997, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $7,482.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(11)     Transactions With Affiliates

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1997, 1996 and 1995, the Company made lease payments to NMIC and its subsidiaries of $703, $410 and $287, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $2,564, $2,682 and $2,596 in 1997, 1996 and 1995, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $4,981 and $2,275 as of December 31, 1997 and 1996, respectively.

         Effective December 31, 1996, the Company entered into an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a 100% coinsurance with funds withheld basis. On December 31, 1997, the agreement was amended to a modified coinsurance basis. Under modified coinsurance agreements, invested assets and liabilities for future policy benefits are retained by the ceding company and net investment earnings on the invested assets are paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. The Company believes that the terms of the modified coinsurance agreement are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NLIC in 1997 are included in NLIC's results of operations for 1997 and include premiums of $300,617, net investment income of $57,072 and benefits, claims and other expenses of $343,426.

         Under the 100% coinsurance with funds withheld agreement, the Company recorded a liability equal to the amount due to NLIC as of December 31, 1996 for $679,571, which represents the future policy benefits of the fixed individual deferred annuity contracts ceded. In consideration for the initial inforce business reinsured, NLIC paid the Company $26,473 in commission and expense allowances which were applied to the Company's deferred policy acquisition costs as of December 31, 1996. No significant gain or loss was recognized as a result of the agreement.

         During 1997, the Company sold fixed maturity securities available-for-sale at fair value of $27,253 to NLIC. The Company recognized a $693 gain on the transactions.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $18,968 and $492 as of December 31, 1997 and 1996, respectively, and are included in short-term investments on the accompanying balance sheets.

         Certain annuity products are sold through an affiliated company. Total commissions paid to the affiliate for the three years ended December 31, 1997 were $8,053, $14,644 and $5,949, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(12)     Segment Information

         The Company has three product segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by an affiliated company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Fixed Annuities segment also includes the fixed option under the Company's variable annuity contracts. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses are reported in the Corporate and Other segment.

         The following table summarizes the revenues and income (loss) before federal income tax expense for the years ended December 31, 1997, 1996 and 1995 and assets as of December 31, 1997, 1996 and 1995, by segment.

                                                        1997             1996            1995
                                                        ----             ----            ----
Revenues:
   Variable Annuities                                $     9,950      $     4,591      $   2,927
   Fixed Annuities                                         7,752           51,643         50,056
   Life Insurance                                            182              165            185
   Corporate and Other                                     6,111            1,545            234
                                                     -----------      -----------      ---------
                                                     $    23,995      $    57,944      $  53,402
                                                     ===========      ===========      =========

Income (loss) before federal income tax expense:
   Variable Annuities                                $     7,267      $     1,094      $   1,196
   Fixed Annuities                                         3,202            5,156          5,633
   Life Insurance                                           (228)              (1)          (381)
   Corporate and Other                                     6,111            1,544            699
                                                     -----------      -----------      ---------
                                                     $    16,352      $     7,793      $   7,147
                                                     ===========      ===========      =========

Assets:
   Variable Annuities                                $   925,021      $   503,111      $ 267,097
   Fixed Annuities                                       989,116          787,682        643,313
   Life Insurance                                          2,228            2,597          2,665
   Corporate and Other                                    88,933           73,031         54,507
                                                     -----------      -----------      ---------
                                                     $ 2,005,298      $ 1,366,421      $ 967,582
                                                     ===========      ===========      =========

PART C.    OTHER INFORMATION
Item 24.      FINANCIAL STATEMENTS AND EXHIBITS

                      (a)  To be filed by Financial Statements:

                           (1)   Financial statements included                                          PAGE
                                 in Prospectus
                                 (Part A):
                                 Condensed Financial Information.                                        14

                           (2)   Financial statements included
                                 in Part B:

                                 Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Statement of Additional Information
                                 (Part A).

                           Nationwide VA Separate Account-A:

                                 Independent Auditors' Report.                                           47

                                 Statements of Assets, Liabilities and Contract
                                 Owners' Equity as of December 31, 1997.                                 48

                                 Statements of Operations and Changes in
                                 Contract Owners' Equity for the years ended
                                 December 31, 1997 and 1996.                                             50

                                 Notes to Financial Statements.                                          54

                           Nationwide Life and Annuity Insurance Company:

                                 Independent Auditors' Report.                                           57

                                 Balance Sheets as of December 31, 1997
                                 and 1996                                                                58

                                 Statements of Income for the years ended
                                 December 31, 1997, 1996, and 1995.                                      59

                                 Statements of Shareholder's Equity for the
                                 years ended December 31, 1997, 1996, and 1995.                          60

                                 Statements of Cash Flows for the years ended
                                 December 31, 1997, 1996, and 1995.                                      61

                                 Notes to Financial Statements.                                          62

                                 Schedule I - Summary of Investments - Other
                                 Than Investments in Related Parties                                     96

                                 Schedule III - Supplementary Insurance Information                      97

                                 Schedule IV - Reinsurance                                               98

                                 Schedule V - Valuation and Qualifying Accounts                          99



                                   77 of 100

Item 24.      (b)  Exhibits
                               (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with this Registration Statement and hereby incorporated by reference.

                               (2)    Not Applicable

                               (3) Underwriting or Distribution contracts between the Registrant and Principal Underwriter - Filed previously with this Registration Statement and hereby incorporated by reference.

                               (4)    The form of the variable annuity contract
                                      - Filed previously with this Registration
                                      Statement and hereby incorporated
                                      herein by reference.

                               (5)    Variable Annuity Application - Filed
                                      previously with this Registration
                                      Statement and hereby incorporated herein by reference.

                               (6) Articles of Incorporation of Depositor Filed previously with this Registration Statement and hereby incorporated herein by reference.

                               (7)    Not Applicable

                               (8)    Not Applicable

                               (9) Opinion of Counsel - Filed previously with this Registration Statement and hereby incorporated herein by reference.

                               (10)   Not Applicable

                               (11)   Not Applicable

                               (12)   Not Applicable

                               (13)   Performance Advertising Calculation
                                      Schedule - Filed previously with this
                                      Registration Statement and hereby
                                      incorporated herein by reference.


                                   78 of 100

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365

                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH 43701

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          300 East Marshall Street
                          Marshall, MN 56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH 44691

                          Charles L. Fuellgraf, Jr.                              Director
                          600 South Washington Street
                          Butler, PA  16001

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Dimon R. McFerson                        Chairman and Chief Executive Officer-
                          One Nationwide Plaza                        Nationwide Insurance Enterprise
                          Columbus, OH  43215                                  and Director

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH 43025

                          Yvonne L. Montgomery                                   Director
                          2859 Paces Ferry Road
                          Atlanta, GA 30339

                          C. Ray Noecker                                         Director
                          2770 Winchester Southern S.
                          Ashville, OH 43103

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026




                                   79 of 100

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Nancy C. Thomas                                        Director
                          10835 Georgetown Street NE
                          Louisville, OH  44641

                          Harold W. Weihl                                        Director
                          14282 King Road
                          Bowling Green, OH  43402

                          Dennis W. Click                              Vice President and Secretary
                          One Nationwide Plaza
                          Columbus, OH  43215

                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215

                          Robert J. Woodward Jr.                         Executive Vice President
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH 43215

                          W. Sidney Druen                            Senior Vice President and General
                          One Nationwide Plaza                        Counsel and Assistant Secretary
                          Columbus, OH  43215

                          Harvey S. Galloway, Jr.                  Senior Vice President-Chief Actuary-
                          One Nationwide Plaza                          Life, Health and Annuities
                          Columbus, OH  43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215

                          Susan A. Wolken                              Senior Vice President - Life
                          One Nationwide Plaza                              Company Operations
                          Columbus, OH 43215

                          Michael D. Bleiweiss                                Vice President-
                          One Nationwide Plaza                         Individual Annuity Operations
                          Columbus, OH  43215




                                   80 of 100

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Matthew S. Easley                                  Vice President -
                          One Nationwide Plaza                  Life Marketing and Administrative Services
                          Columbus, OH  43215

                          Timothy E. Murphy                                   Vice President-
                          One Nationwide Plaza                              Strategic Marketing
                          Columbus, Ohio  43215

                          R. Dennis Noice                                     Vice President-
                          One Nationwide Plaza                               Retail Operations
                          Columbus, OH  43215

                          Joseph P. Rath
                          One Nationwide Plaza                                Vice President
                          Columbus, OH  43215


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

                * Subsidiaries for which separate financial statements are filed
                ** Subsidiaries included in the respective consolidated financial statements
                *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
                ****  other subsidiaries


                                   81 of 100

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED

         Affiliate Agency, Inc.                       Delaware                         Life Insurance Agency
         Affiliate Agency of Ohio, Inc.                 Ohio                           Life Insurance Agency
         Allnations, Inc.                               Ohio                           Promotes cooperative insurance corporations
                                                                                       worldwide
         American Marine Underwriters, Inc.           Florida                          Underwriting Manager
         Auto Direkt Insurance Company                Germany                          Insurance Company
         The Beak and Wire Corporation                  Ohio                           Radio Tower Joint Venture
         California Cash Management Company          California                        Inactive
         Colonial County Mutual Insurance              Texas                           Insurance Company
         Company
         Colonial Insurance Company of               Wisconsin                         Insurance Company
         Wisconsin
         Columbus Insurance Brokerage and             Germany                          Insurance Broker
         Service GMBH
         Companies Agency, Inc.                      Wisconsin                         Insurance Broker
         Companies Agency Insurance Services         California                        Insurance  Broker
         of California
         Companies Agency of Alabama, Inc.            Alabama                          Insurance Broker
         Companies Agency of Georgia, Inc.            Georgia                          Insurance Broker
         Companies Agency of Idaho, Inc.               Idaho                           Insurance Broker
         Companies Agency of Kentucky, Inc.           Kentucky                         Insurance Broker
         Companies Agency of Massachusetts,        Massachusetts                       Insurance Broker
         Inc.
         Companies Agency of New York, Inc.           New York                         Insurance Broker
         Companies Agency of Pennsylvania, Inc.     Pennsylvania                       Insurance Broker
         Companies Agency of Phoenix, Inc.            Arizona                          Insurance Broker
         Companies Agency of Texas, Inc.               Texas                           Local Recording Agent (P&C)
         Companies Annuity Agency of Texas,            Texas                           Group and Variable Contract Agent
         Inc.
         Cooperative Service Company                  Nebraska                         Insurance Agency
         Countrywide Services Corporation             Delaware                         Products Liability, Investigative and Claims
                                                                                       Management Services
         EMPLOYERS INSURANCE OF WAUSAU A             Wisconsin                         Mutual Insurance Company
         Mutual Company


                                   82 of 100

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED

     **  Employers Life Insurance Company of         Wisconsin                         Life Insurance Company
         Wausau
         F & B, Inc.                                    Iowa                           Insurance Agency
         Farmland Mutual Insurance Company              Iowa                           Mutual Insurance Company
         Financial Horizons Distributors              Alabama                          Life Insurance Agency
         Agency of Alabama, Inc.
         Financial Horizons Distributors                Ohio                           Life Insurance Agency
         Agency of Ohio, Inc.
         Financial Horizons Distributors              Oklahoma                         Life Insurance Agency
         Agency of Oklahoma, Inc.
         Financial Horizons Distributors               Texas                           Life Insurance Agency
         Agency of Texas, Inc.
      *  Financial Horizons Investment Trust       Massachusetts                       Investment Company
         Financial Horizons Securities                Oklahoma                         Broker Dealer
         Corporation
         Gates, McDonald & Company                      Ohio                           Cost Control Business
         Gates, McDonald & Company of Nevada           Nevada                          Self-Insurance Administration Claims
                                                                                       Examinations and Data Processing Services
         Gates, McDonald & Company of New             New York                         Workers Compensation Claims Administration
         York, Inc.
         Gates McDonald Health Plus, Inc.               Ohio                           Managed Care Organization
         Greater La Crosse Health Plans, Inc.        Wisconsin                         Commercial Health and Medicare Supplement
                                                                                       Insurance
         Insurance Intermediaries, Inc.                 Ohio                           Insurance Broker and Insurance Agency
         Irvin L. Schwartz and Associates, Inc.         Ohio                           Insurance Agency
         Key Health Plan, Inc.                       California                        Pre-paid Health Plans
         Landmark Financial Services of New           New York                         Life Insurance Agency
         York, Inc.
         Leben Direkt Insurance Company               Germany                          Life Insurance Company
         Lone Star General Agency, Inc.                Texas                           Insurance Agency
     **  MRM Investments, Inc.                          Ohio                           Owns and Operates a Recreational Ski Facility
     **  National Casualty Company                   Wisconsin                         Insurance Company
         National Casualty Company of America,     Great Britain                       Insurance Company
         Ltd.
     **  National Premium and Benefit                 Delaware                         Insurance Administrative Services
         Administration Company
     **  Nationwide Advisory Services, Inc.             Ohio                           Registered Broker-Dealer, Investment Manager
                                                                                       and Administrator


                                   83 of 100

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED

         Nationwide Agency, Inc.                        Ohio                           Insurance Agency
         Nationwide Agribusiness Insurance              Iowa                           Insurance Company
         Company
         Nationwide Asset Allocation Trust         Massachusetts                       Investment Company
         Nationwide Cash Management Company             Ohio                           Investment Securities Agent
         Nationwide Community Urban                     Ohio                           Redevelopment of blighted areas within the
         Redevelopment Corporation                                                     City of Columbus, Ohio
         Nationwide Corporation                         Ohio                           Organized for the purpose of acquiring,
                                                                                       holding, encumbering,
                                                                                       transferring, or otherwise
                                                                                       disposing of shares, bonds, and
                                                                                       other evidences of
                                                                                       indebtedness, securities, and
                                                                                       contracts of other persons,
                                                                                       associations, corporations,
                                                                                       domestic or foreign and to form
                                                                                       or acquire the control of other
                                                                                       corporations

         Nationwide/Dispatch LLC                        Ohio                           Engaged in related Arena development Activity
         Nationwide Financial Institution             Delaware                         Insurance Agency
         Distributors Agency, Inc.
         Nationwide Financial Services Capital        Delaware                         Statutory Business Trust
         Trust
         Nationwide Financial Services, Inc.          Delaware                         Organized for the purpose of acquiring,
                                                                                       holding, encumbering,
                                                                                       transferring, or otherwise
                                                                                       disposing of shares, bonds, and
                                                                                       other evidences of
                                                                                       indebtedness, securities, and
                                                                                       contracts of other persons,
                                                                                       associations, corporations,
                                                                                       domestic or foreign and to form
                                                                                       or acquire the control of other
                                                                                       corporations


         Nationwide General Insurance Company           Ohio                           Insurance Company
         Nationwide Global Holdings, Inc.               Ohio                           Holding Company for Enterprise International
                                                                                       Operations
         Nationwide Health Plans, Inc.                  Ohio                           Health Maintenance Organization
      *  Nationwide Indemnity Company                   Ohio                           Reinsurance Company
         Nationwide Insurance Enterprise                Ohio                           Membership Non-Profit Corporation
         Foundation
         Nationwide Insurance Enterprise                Ohio                           Performs shares services functions for the
         Services, Ltd.                                                                Enterprise
         Nationwide Insurance Golf Charities,           Ohio                           Membership Non-Profit Corporation
         Inc.
         Nationwide Investing Foundation              Michigan                         Investment Company
      *  Nationwide Investing                      Massachusetts                       Investment Company
         Foundation II
         Nationwide Investing Foundation III            Ohio                           Investment Company


                                   84 of 100

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED

         Nationwide Investment Services               Oklahoma                         Registered Broker-Dealer in Deferred
         Corporation                                                                   Compensation Market
         Nationwide Investors Services, Inc.            Ohio                           Stock Transfer Agent
     **  Nationwide Life and Annuity Insurance          Ohio                           Life Insurance Company
         Company
     **  Nationwide Life Insurance Company              Ohio                           Life Insurance Company
         Nationwide Lloyds                             Texas                           Texas Lloyds Company
         Nationwide  Management Systems, Inc.           Ohio                           Offers Preferred Provider Organization and
                                                                                       Other Related Products and Services
         Nationwide Mutual Fire Insurance               Ohio                           Mutual Insurance Company
         Company
         Nationwide Mutual Insurance Company            Ohio                           Mutual Insurance Company
         Nationwide Properties, Ltd.                    Ohio                           Develops, owns and operates real estate and
                                                                                       real estate investments
         Nationwide Property and Casualty               Ohio                           Insurance Company
         Insurance Company
         Nationwide Realty Investors, Ltd.              Ohio                           Develops, owns and operates real estate and
                                                                                       real estate investments
      *  Nationwide Separate Account Trust         Massachusetts                       Investment Company
         NEA Valuebuilder Investor Services,          Delaware                         Life Insurance Agency
         Inc.
         NEA Valuebuilder Investor Services of        Alabama                          Life Insurance Agency
         Alabama, Inc.
         NEA Valuebuilder Investor Services of        Arizona                          Life Insurance Agency
         Arizona, Inc.
         NEA Valuebuilder Investor Services of        Montana                          Life Insurance Agency
         Montana, Inc.
         NEA Valuebuilder Investor Services of         Nevada                          Life Insurance Agency
         Nevada, Inc.
         NEA Valuebuilder Investor Services of          Ohio                           Life Insurance Agency
         Ohio, Inc.
         NEA Valuebuilder Investor Services of        Oklahoma                         Life Insurance Agency
         Oklahoma, Inc.
         NEA Valuebuilder Investor Services of         Texas                           Life Insurance Agency
         Texas, Inc.
         NEA Valuebuilder Investor Services of        Wyoming                          Life Insurance Agency
         Wyoming, Inc.
         NEA Valuebuilder Services Insurance       Massachusetts                       Life Insurance Agency
         Agency, Inc.
         Neckura General Insurance Company            Germany                          Insurance Company
         Neckura Holding Company                      Germany                          Administrative Service for Neckura Insurance
                                                                                       Group
         Neckura Insurance Company                    Germany                          Insurance Company
         Neckura Life Insurance Company               Germany                          Life Insurance Company


                                   85 of 100

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         NWE, Inc.                                      Ohio                           Special Investments
         PEBSCO of Massachusetts Insurance         Massachusetts                       Markets and Administers Deferred Compensation
         Agency, Inc.                                                                  Plans for Public Employees
         PEBSCO of Texas, Inc.                         Texas                           Markets and Administers Deferred Compensation
                                                                                       Plans for Public Employees
         Pension Associates of Wausau, Inc.          Wisconsin                         Pension plan administration, record keeping
                                                                                       and consulting and compensation consulting
         Physicians Plus Insurance Corporation       Wisconsin                         Health Maintenance Organization
         Prevea Health Insurance Plan, Inc.          Wisconsin                         Health Maintenance Organization
         Public Employees Benefit Services            Delaware                         Markets and Administers Deferred Compensation
         Corporation                                                                   Plans for Public Employees
         Public Employees Benefit Services            Alabama                          Markets and Administers Deferred Compensation
         Corporation of Alabama                                                        Plans for Public Employees
         Public Employees Benefit Services            Arkansas                         Markets and Administers Deferred Compensation
         Corporation of Arkansas                                                       Plans for Public Employees
         Public Employees Benefit Services            Montana                          Markets and Administers Deferred Compensation
         Corporation of Montana                                                        Plans for Public Employees
         Public Employees Benefit Services           New Mexico                        Markets and Administers Deferred Compensation
         Corporation of New Mexico                                                     Plans for Public Employees
         Scottsdale Indemnity Company                   Ohio                           Insurance Company
         Scottsdale Insurance Company                   Ohio                           Insurance Company
         Scottsdale Surplus Lines Insurance           Arizona                          Excess and Surplus Lines Insurance Company
         Company
         SVM Sales GmbH, Neckura Insurance            Germany                          Sales support for Neckura Insurance Group
         Group
         TIG Countrywide Insurance Group             California                        Independent Agency Personal Lines Underwriter
         Wausau (Bermuda) Ltd.                        Bermuda                          Rent-a-captive Reinsurer
         Wausau Business Insurance Company           Wisconsin                         Insurance Company
         Wausau General Insurance Company             Illinois                         Insurance Company
         Wausau Insurance Company (U.K.)           United Kingdom                      Insurance and Reinsurance Company
         Limited
         Wausau International Underwriters           California                        Special Risks, Excess and Surplus Lines
                                                                                       Insurance Underwriting Manager
     **  Wausau Preferred Health Insurance           Wisconsin                         Insurance and Reinsurance Company
         Company
         Wausau Service Corporation                  Wisconsin                         Holding Company
         Wausau Underwriters Insurance Company       Wisconsin                         Insurance Company


                                   86 of 100

                                                                         NO. VOTING SECURITIES
                                                                      (SEE ATTACHED CHART) UNLESS
                                                      STATE               OTHERWISE INDICATED
                                                 OF ORGANIZATION
                       COMPANY                                                                              PRINCIPAL BUSINESS
     *  MFS Variable Account                        Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account
     *  NACo Variable Account                       Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account
     *  Nationwide DC Variable Account              Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account
        Nationwide DCVA II                          Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account
     *  Separate Account No. 1                      Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account
     *  Nationwide Multi-Flex Variable Account      Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account
     *  Nationwide VA Separate Account-A            Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                 Separate Account
     *  Nationwide VA Separate Account-B            Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                 Separate Account
     *  Nationwide VA Separate Account-C            Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                 Separate Account
        Nationwide VA Separate Account-Q            Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                 Separate Account
     *  Nationwide Variable Account                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account
     *  Nationwide Variable Account-II              Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account
     *  Nationwide Variable Account-3               Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account
     *  Nationwide Variable Account-4               Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account
     *  Nationwide Variable Account-5               Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account
     *  Nationwide Fidelity Advisor Variable        Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
        Account                                                  Account
     *  Nationwide Variable Account-6               Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account
        Nationwide Variable Account-8               Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account
     *  Nationwide Variable Account-9               Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                 Account
     *  Nationwide VL Separate                      Ohio         Nationwide Life and Annuity     Issuer of Life Insurance Policies
        Account-A                                                Separate Account
        Nationwide VL Separate                      Ohio         Nationwide Life and Annuity     Issuer of Life Insurance Policies
        Account-B                                                Separate Account
        Nationwide VL Separate                      Ohio         Nationwide Life and Annuity     Issuer of Life Insurance Policies
        Account-C                                                Separate Account



                                   87 of 100

     *  Nationwide VLI Separate Account             Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                                 Account
     *  Nationwide VLI Separate Account-2           Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                                 Account
     *  Nationwide VLI Separate Account-3           Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                                 Account
        Nationwide VLI Separate Account-4           Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                                 Account





                                   88 of 100

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
                                                  ------------------------------------------
                                                  |      EMPLOYERS INSURANCE OF WAUSAU     |
                                                  |           A MUTUAL COMPANY             |
                                                  |             (EMPLOYERS)                |
                                                  |                                        |========================================
                                                  | Contribution Note         Cost         |
                                                  | -----------------         ----         |
                                                  | Casualty                  $400,000,000 |
                                                  ------------------------------------------
                                                                |
           -----------------------------------------------------------------------
           |                                  |                                  |
---------------------------       ---------------------------       ----------------------------         ---------------------------
|  KEY HEALTH PLAN, INC.  |       |   WAUSAU INSURANCE CO.  |       |      WAUSAU SERVICE      |         |                         |
|                         |       |      (U.K.) LIMITED     |       |     CORPORATION (WSC)    |         |    NATIONWIDE LLOYDS    |
|Common Stock: 1,000      |       |Common Stock: 8,506,800  |       |Common Stock: 1,000 Shares|         |                         |
|------------  Shares     |       |------------  Shares     |       |------------              |         |                         |
|                         |       |                         |       |                          |=========|                         |
|              Cost       |       |              Cost       |       |              Cost        |     ||  |      A TEXAS LLOYDS     |
|              ----       |       |              ----       |       |              ----        |     ||  |                         |
|Employers-               |       |Employers-               |       |Employers-                |     ||  |                         |
| 80%          $1,828,478 |       |100%          $18,683,300|       |100%          $176,763,000|     ||  |                         |
---------------------------       ---------------------------       ----------------------------     ||  ---------------------------
                                                                                 |                   ||
                              ---------------------------------------------------------------------  ||
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|     WAUSAU BUSINESS     |   |   |    COMPANIES AGENCY     |   |   |   COUNTRYWIDE SERVICES   |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   |    OF KENTUCKY, INC.    |   |   |        CORPORATION       |  |  ||  |                         |
|Common Stock: 10,900,000 |   |   |Common Stock: 1,000      |   |   |Common Stock: 100 Shares  |  |  ||  |        COMPANIES        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------              |  |  ||  |        AGENCY OF        |
|                         |---|---|                         |   |---|                          |  |  ||==|        TEXAS, INC.      |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |  ||  |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |  ||  |                         |
|WSC-100%      $33,800,000|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $145,852    |  |  ||  |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|   WAUSAU UNDERWRITERS   |   |   |    COMPANIES AGENCY     |   |   |      WAUSAU GENERAL      |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   | OF MASSACHUSETTS, INC.  |   |   |     INSURANCE COMPANY    |  |  ||  |                         |
|Common Stock: 8,750      |   |   |Common Stock: 1,000      |   |   |Common Stock: 200,000     |  |  ||  |     COMPANIES ANNUITY   |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |  ||  |         AGENCY OF       |
|                         |---|---|                         |   |---|                          |  |  ====|         TEXAS, INC.     |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |                         |
|WSC-100%      $69,560,006|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $39,000,000 |  |      |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|   GREATER LA CROSSE     |   |   |    COMPANIES AGENCY     |   |   |   WAUSAU INTERNATIONAL   |  |      |     AMERICAN MARINE     |
|   HEALTH PLANS, INC.    |   |   |    OF NEW YORK, INC.    |   |   |       UNDERWRITERS       |  |      |    UNDERWRITERS, INC.   |
|Common Stock: 3,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 20         |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |      |------------  Shares     |
|                         |---|---|                         |   |---|                          |  |------|                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-33.3%     $1,461,761 |   |   |WSC-100%      $1,000     |   |   |WSC-100%      $10,000     |  |      |WSC-100%      $248,222   |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |    COMPANIES AGENCY     |   |   |     COMPANIES AGENCY     |  |      |         COMPANIES       |
|    OF ALABAMA, INC.     |   |   |  OF PENNSYLVANIA, INC.  |   |   |    INSURANCE SERVICES    |  |      |        AGENCY, INC.     |
|                         |   |   |                         |   |   |       OF CALIFORNIA      |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 100        |
|------------  Shares     |   |   |------------  Shares     |   |---|------------  Shares      |  |------|------------  Shares     |
|                         |---|---|                         |   |   |                          |         |                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |         |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |         |              ----       |
|WSC-100%      $100       |   |   |WSC-100%      $100       |   |   |WSC-100%      $1,000      |         |WSC-100%      $10,000    |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
                              |                                 |                                                     |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
|    COMPANIES AGENCY     |   |   |   COMPANIES AGENCY      |   |   |      PHYSICIANS PLUS     |         |    PENSION ASSOCIATES   |
|     OF IDAHO, INC.      |   |   |     OF PHOENIX, INC.    |   |   |         INSURANCE        |         |      OF WAUSAU, INC.    |
|                         |   |   |                         |   |   |        CORPORATION       |         |Common Stock: 1,000      |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock:    7,150    |         |------------  Shares     |
|------------  Shares     |   |   |------------  Shares     |   |   |------------     Shares   |         |                         |
|                         |-------|                         |   |---|Preferred Stock: 11,540   |         |                         |
|                         |   |   |                         |   |   |---------------  Shares   |         |Companies        Cost    |
|                         |   |   |                         |   |   |                          |         |Agency, Inc.     ----    |
|              Cost       |   |   |              Cost       |   |   |                Cost      |         |(Wisconsin)-100% $10,000 |
|              ----       |   |   |              ----       |   |   |                ----      |         |                         |
|WSC-100%      $1,000     |   |   |WSC-100%      $1,000     |   |   |WSC-33-1/3%     $6,215,459|         |                         |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
                              |                                 |
                              |   ---------------------------   |   ----------------------------
                              |   |         WAUSAU          |   |   |      PREVEA HEALTH       |
                              |   |     (BERMUDA) LTD.      |   |   |  INSURANCE PLAN, INC.    |
                              |   | Common Stock:  120,000  |   |   |Common Stock: 3,000 Shares|
                              |   | -------------  Shares   |   |   |------------              |
                              ----|                         |   ----|                          |
                                  |                         |       |                          |
                                  |                Cost     |       |              Cost        |
                                  |                ----     |       |              ----        |
                                  | WSC-100%      $5,000,000|       |WSC-33-1/3%   $500,000    |
                                  ---------------------------       ----------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                           INSURANCE COMPANY                               |================================================
       |                              (CASUALTY)                                   |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
              |                        ||                              |
              |                        ||                              -------------------------------------------------------------
              |                        ||    ---------------------------------------------------------------------------------------
              |                        ||    |                                                                      |
--------------------------------       ||    |    --------------------------------                  --------------------------------
|      ALLNATIONS, INC.        |       ||    |    |      NATIONWIDE GENERAL      |                  |        NECKURA HOLDING       |
|Common Stock:   10,330 Shares |       ||    |    |      INSURANCE COMPANY       |                  |       COMPANY (NECKURA)      |
|------------                  |       ||    |    |                              |                  |                              |
|                 Cost         |       ||    |    |Common Stock:    20,000       |                  |Common Stock:    10,000       |
|                 ----         |       ||    |    |------------     Shares       |                  |------------     Shares       |
|Casualty-18.6%   $88,320      |       ||    |    |                 Cost         |                  |                 Cost         |
|Fire-18.6%       $88,463      |       ||    |    |                 ----         |                  |                 ----         |
|Preferred Stock: 1,466 Shares |       ||    |----|Casualty-100%    $5,944,422   |         ---------|Casualty-100%    $87,943,140  |
|---------------               |       ||    |    |                              |         |        |                              |
|                 Cost         |       ||    |    |                              |         |        |                              |
|                 ----         |       ||    |    |                              |         |        |                              |
|Casualty-6.8%    $100,000     |       ||    |    |                              |         |        |                              |
|Fire-6.8%        $100,000     |       ||    |    |                              |         |        |                              |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
                                       ||    |                                             |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
|       FARMLAND MUTUAL        |       ||    |    |      NATIONWIDE PROPERTY     |         |        |           NECKURA            |
|      INSURANCE COMPANY       |       ||    |    |         AND CASUALTY         |         |        |       INSURANCE COMPANY      |
|Guaranty Fund                 |       ||    |    |       INSURANCE COMPANY      |         |        |                              |
|------------                  |=========    |----|Common Stock:    60,000       |         |--------|Common Stock:    6,000        |
|Certificate                   |--------     |    |------------     Shares       |         |        |------------     Shares       |
|-----------      Cost         |       |     |    |                 Cost         |         |        |                 Cost         |
|                 ----         |       |     |    |                 ----         |         |        |Neckura-         ----         |
|Casualty         $500,000     |       |     |    |Casualty-100%    $6,000,000   |         |        |100%             DM 6,000,000 |
--------------------------------       |     |    --------------------------------         |        --------------------------------
              |                        |     |                                             |
--------------------------------       |     |    --------------------------------         |        --------------------------------
|        F & B, INC.           |       |     |    |      COLONIAL INSURANCE      |         |        |         NECKURA LIFE         |
|                              |       |     |    |     COMPANY OF WINCONSIN     |         |        |       INSURANCE COMPANY      |
|Common Stock:    1 Share      |       |     |    |          (COLONIAL)          |         |        |                              |
|------------                  | ------|     |----|Common Stock:    1,750        |         |--------|Common Stock:   4,000         |
|                 Cost         |       |     |    |------------     Shares       |         |        |------------    Shares        |
|                 ----         |       |     |    |                 Cost         |         |        |                Cost          |
|Farmland                      |       |     |    |                 ----         |         |        |                ----          |
|Mutual-100%      $10          |       |     |    |Casualty-100%    $41,750,000  |         |        |Neckura-100%    DM 15,825,681 |
--------------------------------       |     |    --------------------------------         |        --------------------------------
                                       |     |                                             |
--------------------------------       |     |    --------------------------------         |        --------------------------------
|    COOPERATIVE SERVICE       |       |     |    |         SCOTTSDALE           |         |        |        NECKURA GENERAL       |
|          COMPANY             |       |     |    |      INSURANCE COMPANY       |         |        |       INSURANCE COMPANY      |
|Common Stock:    600 Shares   |       |     |    |            (SIC)             |         |        |                              |
|------------                  |       |     |    |Common Stock:    30,136       |         |        |Common Stock:    1,500        |
|                 Cost         |--------     |----|------------     Shares       | ----    |--------|------------     Shares       |
|                 ----         |             |    |                 Cost         |    |    |        |                 Cost         |
|Farmland         $3,506,173   |             |    |                 ----         |    |    |        |                 ----         |
|Mutual-100%                   |             |    |Casualty-100%    $150,000,000 |    |    |        |Neckura-100%     DM 1,656,925 |
|                              |             |    |                              |    |    |        |                              |
|                              |             |    |                              |    |    |        |                              |
--------------------------------             |    --------------------------------    |    |        --------------------------------
                                             |                                        |    |
--------------------------------             |    --------------------------------    |    |        --------------------------------
| NATIONWIDE AGRIBUSINESS      |             |    |          SCOTTSDALE          |    |    |        |       COLUMBUS INSURANCE     |
|    INSURANCE COMPANY         |             |    |        SURPLUS LINES         |    |    |        |      BROKERAGE AND SERVICE   |
|Common Stock:    1,000,000    |             |    |       INSURANCE COMPANY      |    |    |        |              GmbH            |
|------------     Shares       |------------ |    | Common Stock:    100,000     |    |    |        |Common Stock:    1 Share      |
|                              |             |    | ------------     Shares      | ---|    |--------|------------                  |
|                    Cost      |             |    |                              |    |    |        |                 Cost         |
|Casualty-99.9%      ----      |             |    |                   Cost       |    |    |        |                 ----         |
|Other Capital:   $26,714,335  |             |    |                   ----       |    |    |        |Neckura-100%     DM 51,639    |
|-------------                 |             |    | SIC-100%          $6,000,000 |    |    |        |                              |
|Casualty-Ptd.    $   713,576  |             |    |                              |    |    |        |                              |
--------------------------------             |    --------------------------------    |    |        --------------------------------
                                             |                                        |    |
--------------------------------             |    --------------------------------    |    |        --------------------------------
|    NATIONAL CASUALTY         |             |    |      NATIONAL PREMIUM &      |    |    |        |          LEBEN DIREKT        |
|          COMPANY             |             |    |    BENEFIT ADMINISTRATION    |    |    |        |        INSURANCE COMPANY     |
|           (NC)               |             |    |           COMPANY            |    |    |        |                              |
|Common Stock:    100 Shares   |             |    |Common Stock:    10,000       |    |    |        |Common Stock:    4,000 Shares |
|------------                  |-------------     |------------     Shares       |-----    ---------|------------                  |
|                 Cost         |                  |                 Cost         |         |        |                 Cost         |
|                 ----         |                  |                 ----         |         |        |                 ----         |
|Casualty-100%    $67,442,439  |                  |Scottsdale-100%  $10,000      |         |        |Neckura-100%     DM 4,000,000 |
|                              |                  |                              |         |        |                              |
|                              |                  |                              |         |        |                              |
--------------------------------                  --------------------------------         |        --------------------------------
              |                                                                            |
--------------------------------                  --------------------------------         |        --------------------------------
|    NCC OF AMERICA, LTD.      |                  |         SVM SALES            |         |        |          AUTO DIREKT         |
|        (INACTIVE)            |                  |            GmbH              |         |        |       INSURANCE COMPANY      |
|                              |                  |                              |         |        |                              |
|                              |                  |Common Stock:    50 Shares    |         |        |Common Stock:    1,500 Shares |
|                              |                  |------------                  |----------------- |------------                  |
|                              |                  |                 Cost         |                  |                 Cost         |
|NC-100%                       |                  |                 ----         |                  |                 ----         |
|                              |                  |Neckura-100%     DM 50,000    |                  |Neckura-100%     DM 1,643,149 |
|                              |                  |                              |                  |                              |
|                              |                  |                              |                  |                              |
--------------------------------                  --------------------------------                  --------------------------------


                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                         FIRE INSURANCE COMPANY                            |
       |                                (FIRE)                                     |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------------------------------       |
  |                                          |                                                                  |       |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |                |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |                |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |                |                                |
  |     |                              |     |    |        CORPORATION           |                |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |                |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |                |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |                |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |                |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |                |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |                |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |                |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |
  |     |                              |     |    |                              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |
  |     |------------     Shares       |     |    |------------     Shares       |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |
  |     |                              |     |    |Common Stock:    100 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |
  |     |------------     Shares       |     |    |                 Cost         |
  |     |                 Cost         |     |    |                 ----         |
  |     |                 ----         |     |    |Casualty-90%     $9,000       |
  |     |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |
  |     --------------------------------     |    --------------------------------
  |                   ||                     |
  |     --------------------------------     |    --------------------------------
  |     |   COLONIAL COUNTY MUTUAL     |     |    |       CALIFORNIA CASH        |
  |     |      INSURANCE COMPANY       |     |    |          MANAGEMENT          |
  |     |                              |     |    |          (Inactive)          |
  |     |Surplus Debentures            |     |    |                              |
  |     |------------------            |     |----|                              |
  |     |                 Cost         |     |    |                              |
  |     |                 ----         |     |    |                              |
  |     |Colonial         $500,000     |     |    |Casualty-100%                 |
  |     |Lone Star         150,000     |     |    |                              |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |       TIG COUNTRYWIDE        |     |    |         THE BEAK AND         |
  |     |      INSURANCE COMPANY       |     |    |       WIRE CORPORATION       |
  |     |Common Stock     12,500       |     |    |                              |
   -----|------------     Shares       |     |    |Common Stock:    750 Shares   |
  |     |                              |     -----|------------                  |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $215,273,000 |     |    |Casualty-100%    $1,419,000   |
  |     |                              |     |    |                              |
  |     --------------------------------     |    |                              |
  |                                          |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |     NATIONWIDE INSURANCE     |     |    |  NATIONWIDE/DISPATCH LLC     |
  |     |   ENTERPRISE SERVICES, LTD.  |     |    |                              |
  |     |                              |     |    |                              |
  |     |Single Member Limited         |     |    |                              |
  - - - |Liability Company             |     - - -|                              |
        |                              |          |                              |
        |                              |          |                              |
        |Casualty-100%                 |          |Casualty-90%                  |
        |                              |          |                              |
        --------------------------------          |                              |
                                                  --------------------------------

Subsidiary Companies      -- Solid Line
Contractual Association   -- Double Lines
Limited Liability Company -- Dotted Line

December 31, 1997

                                                                                                                        (Left Side)

                                         ------------------------------------------------
                                        |              EMPLOYERS INSURANCE               |
                                        |                  OF WAUSAU                     |==========================================
                                        |               A MUTUAL COMPANY                 |
                                         ------------------------------------------------



























                              ------------------------------------------------------------------------------------------------------
                             |                                  |                                   |
                ---------------------------        ---------------------------        ---------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
                ---------------------------        ---------------------------        ---------------------------
                               |                                                                    ||
 ---------------------------   |   ---------------------------        ---------------------------   ||   --------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC.  |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|                           |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life -100% $58,070,003 |  |  | NW Life -100% $5,996,261  |  ||  | NFIDAI -100% $100         |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |  INVESTORS SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5 Shares    |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------              |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life -100% $35,971,375 |  |  | NW Adv. Serv. -100% $5,000|  ||  | NFIDAI -100% $10,100      |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life -100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $153,000     |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|      PROPERTIES, LTD.     |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Units:                    |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------                    - -|  |                           |==||  | ------------  Shares      |--||==|          AGENCY OF       |
|                           |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|                           |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life -90%              |  |  |                           |  ||  |               ----        |      |                          |
| NW Mutual-10%             |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $100         |      |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------        --------------------------
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||
|       PROPERTIES, LTD.    |  |  |          INVESTING        |  ||
|                           |  |  |        FOUNDATION II      |  ||
| Units:                    - -|  |                           |  ||
| ------                    |     |                           |==||
|                           |     |                           |  ||
|                           |     |                           |  ||
| NW Life -97.6%            |     |                           |  ||
| NW Mutual -2.4%           |     |      COMMON LAW TRUST     |  ||
 ---------------------------       ---------------------------   ||
                                                                 ||
                                   ---------------------------   ||
                                  |         NATIONWIDE        |  ||
                                  |      SEPARATE ACCOUNT     |  ||
                                  |            TRUST          |  ||
                                  |                           |  ||
                                  |                           |__||
                                  |                           |
                                  |                           |
                                  |                           |
                                  |      COMMON LAW TRUST     |
                                   ---------------------------

                                                                                                                           (Center)
                                               NATIONWIDE INSURANCE ENTERPRISE (R)
                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|               INSURANCE COMPANY                |==========================================
                                        |                  (CASUALTY)                    |
                                         ------------------------------------------------
                                                                 |
                                                                 |        ----------------------------------------------------------
                                                                 |        |
                                               ---------------------------------------
                                              |    NATIONWIDE CORPORATION (NW CORP)   |
                                              |   Common Stock:           Control     |
                                              |   ------------            -------     |
                                              |    13,642,432               100%      |
                                              |              Shares      Cost         |
                                              |             ------      ----          |
                                              | Casualty    12,992,922   $751,352,485 |
                                              | Fire           649,510     24,007,936 |
                                               ---------------------------------------
                                                                  |-----------------------------------------------------------------
                                                    ---------------------------                      |
                                                   |    NATIONWIDE FINANCIAL   |                     |
                                                   |    SERVICES, INC. (NFS)   |                     |
                                                   |                           |                     |
                                                   | Common Stock: Control     |                     |
                                                   | ------------  -------     |                     |
                                                   |                           |                     |
                                                   |                           |                     |
                                                   | Class A     Public--100%  |                     |
                                                   | Class B     NW Corp--100% |                     |
                                                    ---------------------------                      |
                                                                  |                                  |
              ----------------------------------------------------------------------                 |
              |                               |                                    |                 |
 ---------------------------    ---------------------------         ---------------------------      |   -------------------------
|    IRVIN L. SCHWARTZ      |  | PUBLIC EMPLOYEES BENEFIT  |       |      NEA VALUEBUILDER     |     |  |    NATIONWIDE GLOBAL    |
|       & ASSOCIATES        |  |   SERVICES CORPORATION    |       |   INVESTOR SERVICES, INC. |     |  |      HOLDINGS, INC.     |
|                           |  |         (PEBSCO)          |       |             (NEA)         |     |  |                         |
| Common Stock: Control     |  | Common Stock: 236,494     |==||   | Common Stock: 500         |= || |  | Common Stock: 1 Share   |
| ------------  -------     |  | ------------  Shares      |  ||   | ------------  Shares      |  || |--| ------------            |
|                           |  |                           |  ||   |                           |  || |  |                         |
|                           |  |                           |  ||   |                           |  || |  |             Cost        |
| Class A     Other -100%   |  |                           |  ||   |                           |  || |  |             ----        |
| Class B     NFS -100%     |  | NFS -100%                 |  ||   | NFS -100%                 |  || |  | NW Corp-100%  $7,000,00 |
----------------------------   ----------------------------   ||   ----------------------------   || |  --------------------------
                                ---------------------------   ||    ---------------------------   || |
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  || |  --------------------------
                               |          ALABAMA          |  ||   |     INVESTOR SERVICES     |  || |  |   MRM INVESTMENT, INC.  |
                               |                           |  ||   |     OF ALABAMA, INC.      |  || |  |                         |
                               | Common Stock: 100,000     |  ||   | Common Stock: 500         |  || |  |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--|| __ | Common Stock: 1 Share   |
                               |                           |  ||   |                           |  ||    | -----------             |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |             Cost        |
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%      $5,000     |  ||    |             ----        |
                                ---------------------------   ||    ---------------------------   ||    | NW Corp.-100% $7,000,000|
                                                              ||                                  ||    --------------------------
                                ---------------------------   ||    ---------------------------   ||
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||
                               |         ARKANSAS          |  ||   |     INVESTOR SERVICES     |  ||
                               |                           |  ||   |      OF ARIZONA, INC.     |  ||
                               | Common Stock: 50,000      |  ||   | Common Stock: 100         |  ||
                               | ------------  Shares      |--||   | ------------  Shares      |--||
                               |                           |  ||   |                           |  ||
                               |               Cost        |  ||   |               Cost        |  ||
                               |               ----        |  ||   |               ----        |  ||
                               | PEBSCO -100%  $500        |  ||   | NEA -100%     $1,000      |  ||
                                ---------------------------   ||    ---------------------------   ||
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||
                               |  PEBSCO OF MASSACHUSETTS  |  ||   |     NEA VALUEBUILDER      |  ||
                               |  INSURANCE AGENCY, INC.   |  ||   |     INVESTOR SERVICES     |  ||
                               |                           |  ||   |      OF MONTANA, INC.     |  ||
                               | Common Stock: 1,000       |  ||   | Common Stock: 500         |  ||
                               | ------------  Shares      |--||   | ------------  Shares      |--||
                               |                           |  ||   |                           |  ||
                               |               Cost        |  ||   |               Cost        |  ||
                               |               ----        |  ||   |               ----        |  ||
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%     $500        |  ||
                                ---------------------------   ||    ---------------------------   ||
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||     -------------------------
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |          MONTANA          |  ||   |     INVESTOR SERVICES     |  ||    |    INVESTOR SERVICES    |
                               |                           |  ||   |      OF NEVADA, INC.      |  ||    |      OF OHIO, INC.      |
                               | Common Stock: 500         |  ||   | Common Stock: 500         |  ||    |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--||====|                         |
                               |                           |  ||   |                           |  ||    |                         |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |                         |
                               | PEBSCO -100%  $500        |  ||   | NEA -100%     $500        |  ||    |                         |
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||     -------------------------
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |        NEW MEXICO         |  ||   |     INVESTOR SERVICES     |  ||    |    INVESTOR SERVICES    |
                               |                           |  ||   |      OF WYOMING, INC.     |  ||    |    OF OKLAHOMA, INC.    |
                               | Common Stock: 1,000       |  ||   | Common Stock: 500         |  ||    |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--||====|                         |
                               |                           |  ||   |                           |  ||    |                         |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |                         |
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%     $500        |  ||    |                         |
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                               |                           |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |                           |  ||   |    SERVICES INSURANCE     |  ||    |   INVESTOR SERVICES     |
                               |         PEBSCO OF         |  ||   |       AGENCY, INC.        |  ||    |     OF TEXAS, INC.      |
                               |        TEXAS, INC.        |  ||   | Common Stock: 100         |  ||    |                         |
                               |                           |==||   | ------------  Shares      |--||=== |                         |
                               |                           |       |                           |        |                         |
                               |                           |       |               Cost        |        |                         |
                               |                           |       |               ----        |        |                         |
                               |                           |       | NEA -100%     $1,000      |        |                         |
                                ---------------------------         ---------------------------         --------------------------

                                                                                                                            (Right)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|            FIRE INSURANCE COMPANY              |
                                        |                   (FIRE)                       |
                                         ------------------------------------------------
                                                                 |
-----------------------------------------------------------------|












----------------------------------------------------------------------------------------------
                              |                                |                              |
                ---------------------------         ------------------------------       ------------------------------
               |      GATES, MCDONALD        |     |   EMPLOYERS LIFE INSURANCE   |     |          NATIONWIDE          |
               |     & COMPANY (GATES)       |     |       OF WAUSAU (ELIOW)      |     |    HEALTH PLANS, INC. (NHP)  |
               |                             |     |                              |     |                              |
               | Common Stock:   254         |     | Common Stock:   250,000      |     | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  |                 Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | NW CORP. -100%  $25,683,532 |  |  | NW CORP. -100%  $126,509,480 |  |  | NW CORP. -100%  $14,603,732  |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    ---------------------------     |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |       WAUSAU PREFERRED       |  |  |    NATIONWIDE MANAGEMENT     |
           |   |      OF NEW YORK, INC.      |  |  |      HEALTH INSURANCE CO.    |  |  |         SYSTEMS, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   3           |  |  | Common Stock:   200          |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |     |                              |  |  |                              |
           |   |                 Cost        |     |                 Cost         |  |  | NHP             Cost         |
           |   |                 ----        |     |                 ----         |  |  |                 ----         |
           |   | GATES -100%     $106,947    |     | ELIOW -100%     $57,413,193  |  |  | Inc. -100%      $25,149      |
           |    -----------------------------       ------------------------------   |   ------------------------------
           |                                                                         |
           |    -----------------------------                                        |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |                                       |  |            NATIONWIDE        |
           |   |         OF NEVADA           |                                       |  |          AGENCY, INC.        |
           |   |                             |                                       |  |                              |
           |   | Common Stock:   40          |                                       |  | Common Stock:   100          |
           |-- | ------------    Shares      |                                       |--| ------------    Shares       |
           |   |                             |                                          |                              |
           |   |                 Cost        |                                          |                 Cost         |
           |   |                 ----        |                                          | NHP             ----         |
           |   | Gates -100%     $93,750     |                                          | Inc. -99%       $116,077     |
           |    -----------------------------                                            ------------------------------
           |
           |    -----------------------------
           |   |       GATESMCDONALD         |
           |   |     HEALTH PLUS, INC.       |
           |   |                             |
           |   | Common Stock:   200         |
           |-- | ------------    Shares      |
               |                             |
               |                 Cost        |
               |                 ----        |
               | Gates -100%     $2,000,000  |
                -----------------------------









                                                                                Subsidiary Companies    --   Solid Line

                                                                                Contractual Association  --  Double Line

                                                                                Limited Liability Company -- Dotted Line





                                                                                                         December 31, 1997

                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of contract Owners of Qualified and Non-Qualified Contracts as of January 31, 1998 was 1 and 5, respectively.


Item 28.      INDEMNIFICATION

              Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


              (a) Nationwide Advisory Services, Inc. ("NAS") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide DCVA II, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, NACo Variable Account and Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates.

                    NAS also acts as principal underwriter for Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, Nationwide Asset Allocation Trust and Nationwide Investing Foundation II, and Nationwide Investing Foundation III which are open-end management investment companies.





                                   91 of 100

(b)                    NATIONWIDE ADVISORY SERVICES, INC.
                             DIRECTORS AND OFFICERS

                                                                       POSITIONS AND OFFICES
         NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
Joseph J. Gasper                                                       President and Director
One Nationwide Plaza
Columbus, Ohio  43215

Dimon Richard McFerson                                         Chairman of the Board of Directors and
One Nationwide Plaza                                                        Chairman and
Columbus, OH  43215                                             Chief Executive Officer--Nationwide
                                                                 Insurance Enterprise and Director
Gordon E. McCutchan
One Nationwide Plaza                                              Executive Vice President-Law and
Columbus, OH  43215                                               Corporate Services and Director

Robert A. Oakley                                             Executive Vice President - Chief Financial
One Nationwide Plaza                                                    Officer and Director
Columbus, OH  43215

Robert J. Woodward, Jr.                                     Executive Vice President - Chief Investment
One Nationwide Plaza                                                    Officer and Director
Columbus, Ohio 43215

W. Sidney Druen                                                      Senior Vice President and
One Nationwide Plaza                                                    General Counsel and
Columbus, OH  43215                                                     Assistant Secretary

James F. Laird, Jr.                                                  Vice President and General
One Nationwide Plaza                                                 Manager & Acting Treasurer
Columbus, OH  43215

Edwin P. McCausland
One Nationwide Plaza
Columbus, OH 43215

Peter J. Neckermann                                                        Vice President
One Nationwide Plaza
Columbus, OH  43215

Harry S. Schermer                                                   Vice President - Investments
One Nationwide Plaza
Columbus, OH  43215

William G. Goslee                                                          Vice President
One Nationwide Plaza
Columbus, OH  43215

Joseph P. Rath                                                             Vice President
One Nationwide Plaza
Columbus, OH 43215

Rae M. Pollina                                                               Secretary
One Nationwide Plaza
Columbus, OH  43215


                                   92 of 100

(c)
           NAME OF PRINCIPAL      NET UNDERWRITING        COMPENSATION ON      BROKERAGE COMMISSIONS      COMPENSATION
              UNDERWRITER           DISCOUNTS AND          REDEMPTION OR
                                     COMMISSIONS           ANNUITIZATION
           Nationwide Advisory            N/A                     N/A                    N/A                    N/A
              Services, Inc.

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              Robert O. Cline
              Nationwide Life and Annuity Insurance Company
              One Nationwide Plaza
              Columbus, OH  43216

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
              (b)   include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an
                    applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the Contracts which are issued pursuant to Section 403(b) of the Code are issued by the Company in reliance upon, and in compliance with a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

              The Company represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by the Company.



                                   93 of 100

                     Offered by Nationwide Life and Annuity
                                Insurance Company






                           NATIONWIDE LIFE AND ANNUITY
                                INSURANCE COMPANY







                        Nationwide VA Separate Account-A


                       Deferred Variable Annuity Contracts






                                   PROSPECTUS







                                   May 1, 1998



                                   94 of 100

        INDEPENDENT AUDITORS' CONSENT AND REPORT ON FINANCIAL STATEMENT
                                   SCHEDULES



The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VA Separate Account - A:


The audits referred to in our report on Nationwide Life and Annuity Insurance Company (the Company) dated January 30, 1998 included the related financial statement schedules as of December 31, 1997, and for each of the years in the three-year period ended December 31, 1997, included in the registration statement. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth herein.


We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.


                                                           KPMG Peat Marwick LLP


Columbus, Ohio
April 29, 1998


                                   95 of 100

                                                                     SCHEDULE I

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            SUMMARY OF INVESTMENTS -
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                ($000's omitted)

                             As of December 31, 1997

--------------------------------------------------------------------------  ----------     ----------     ---------
                             Column A                                         Column B       Column C      Column D
--------------------------------------------------------------------------  ----------     ----------     ---------
                                                                                                           Amount at
                                                                                                          which shown
                                                                                                            in the
                        Type of Investment                                     Cost       Market value   balance sheet
--------------------------------------------------------------------------  ----------    ------------   -------------
Fixed maturity securities available-for-sale:
  Bonds:
    U.S. Government and government agencies and authorities                $  284,851       $291,184       $  291,184
    States, municipalities and political subdivisions                             267            272              272
    Foreign governments                                                         6,077          6,133            6,133
    Public utilities                                                           81,611         83,307           83,307
    All other corporate                                                       407,163        416,023          416,023
                                                                           ----------       --------       ----------
      Total fixed maturity securities available-for-sale                      779,969        796,919          796,919
                                                                           ----------       --------       ----------

Equity securities available-for-sale:
  Common stocks:
    Industrial, miscellaneous and all other                                    11,704         14,767           14,767
                                                                           ----------       --------       ----------
      Total equity securities available-for-sale                               11,704         14,767           14,767
                                                                           ----------       --------       ----------

Mortgage loans on real estate, net                                            219,602                         218,852 (1)
Real estate, net:
  Investment properties                                                         1,428                           1,062 (1)
  Acquired in satisfaction of debt                                              1,779                           1,762 (1)
Policy loans                                                                      215                             215
Short-term investments                                                         18,968                          18,968
                                                                           ----------                      ----------
      Total investments                                                    $1,033,665                      $1,052,545
                                                                           ==========                      ==========

-------------
(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 3 to the financial statements.



See accompanying independent auditor's report.

                                                                   SCHEDULE III

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                      SUPPLEMENTARY INSURANCE INFORMATION
                                ($000's omitted)

   As of December 31, 1997, 1996 and 1995 and for each of the years then ended

----------------------------------- ---------------- -------------------- ------------------- ------------------ ---------------
             Column A                  Column B           Column C             Column D           Column E          Column F
----------------------------------- ---------------- -------------------- ------------------- ------------------ ---------------
                                       Deferred         Future policy                           Other policy
                                        policy        benefits, losses,        Unearned          claims and
                                      acquisition        claims and            premiums       benefits payable      Premium
             Segment                     costs          loss expenses            (1)                 (1)            revenue
----------------------------------- ---------------- -------------------- ------------------- ------------------ ---------------
1997: Variable Annuities               $ 34,026          $     --                                                     $ --
      Fixed Annuities                     4,708           984,408                                                      363
      Life Insurance                        338             1,783                                                       --
      Corporate and Other                (8,985)               --                                                       --
                                       --------          --------                                                     ----
         Total                         $ 30,087          $986,191                                                     $363
                                       ========          ========                                                     ====

1996: Variable Annuities               $ 17,335          $     --                                                     $ --
      Fixed Annuities                     2,691            78,947                                                      246
      Life Insurance                        349             1,773                                                       --
      Corporate and Other                (4,207)               --                                                       --
                                       --------          --------                                                     ----
         Total                         $ 16,168          $ 80,720                                                     $246
                                       ========          ========                                                     ====

1995: Variable Annuities               $  9,966          $     --                                                     $ --
      Fixed Annuities                    23,913           619,400                                                      674
      Life Insurance                        360             1,880                                                       --
      Corporate and Other               (10,834)               --                                                       --
                                       --------          --------                                                     ----
         Total                         $ 23,405          $621,280                                                     $674
                                       ========          ========                                                     ====


----------------------------------- ---------------- -------------------- ------------------- ------------------ ---------------
             Column A                  Column G           Column H             Column I           Column J          Column K
----------------------------------- ---------------- -------------------- ------------------- ------------------ ---------------
                                                                                                    Other
                                    Net investment    Benefits, claims,      Amortization         operating
                                        income           losses and       of deferred policy      expenses          Premiums
             Segment                      (2)        settlement expenses  acquisition costs          (2)            written
----------------------------------- ---------------- -------------------- ------------------- ------------------ ---------------
1997: Variable Annuities               $   (873)             $   238             $ 1,035              $1,410
      Fixed Annuities                     5,927                4,023                 347                 180
      Life Insurance                        166                  120                  20                 270
      Corporate and Other                 6,357                   --                  --                  --
                                       --------              -------             -------              ------
         Total                         $ 11,577              $ 4,381             $ 1,402              $1,860
                                       ========              =======             =======              ======

1996: Variable Annuities               $   (849)             $   238               1,473              $1,786
      Fixed Annuities                    50,197               35,193               5,888               5,407
      Life Insurance                        149                   93                  19                  54
      Corporate and Other                 1,548                   --                  --                  --
                                       --------              -------             -------              ------
         Total                         $ 51,045              $35,524               7,380              $7,247
                                       ========              =======             =======              ======

1995: Variable Annuities               $   (450)             $   107                 739              $  886
      Fixed Annuities                    48,454               33,974               5,211               5,238
      Life Insurance                        169                   99                  24                 443
      Corporate and Other                   935                   --                (466)                 --
                                       --------              -------             -------              ------
         Total                         $ 49,108              $34,180               5,508              $6,567
                                       ========              =======             =======              ======


(1) Unearned premiums and other policy claims and benefits are included in Column C amounts.

(2) Allocations of net investment income and certain operating expenses are based on a number of assumptions and estimates, and reported operating results would change by segment if different methods were applied.



See accompanying independent auditor's report.

                                                                    SCHEDULE IV

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                   REINSURANCE
                                ($000's omitted)

   As of December 31, 1997, 1996 and 1995 and for each of the years then ended

--------------------------------  ---------------  --------------  -------------   -------------   -------------
          Column A                    Column B        Column C        Column D        Column E        Column F
--------------------------------  ---------------  --------------  -------------   -------------   -------------
                                                                                                     Percentage
                                                     Ceded to         Assumed                         of amount
                                      Gross           other         from other          Net            assumed
                                      amount         companies       companies         amount          to net
                                  --------------   --------------  -------------   -------------   -------------
1997:
  Life Insurance in force             $6,519            $456            $ --            $6,063            0.0%
                                      ======            ====            ====            ======            ===

  Premiums:
  Life insurance                      $  363            $ --            $ --            $  363            0.0%
                                      ------            ----            ----            ------            ---
      Total                           $  363            $ --            $ --            $  363            0.0%
                                      ======            ====            ====            ======            ===


1996:
  Life Insurance in force             $7,221            $463            $ --            $6,758            0.0%
                                      ======            ====            ====            ======            ===

  Premiums:
  Life insurance                      $  246            $ --            $ --            $  246            0.0%
                                      ------            ----            ----            ------            ---
      Total                           $  246            $ --            $ --            $  246            0.0%
                                      ======            ====            ====            ======            ===


1995:
  Life Insurance in force             $8,186            $468            $ --            $7,718            0.0%
                                      ======            ====            ====            ======            ===

  Premiums:
    Life insurance                    $  674            $ --            $ --            $  674            0.0%
                                      ------            ----            ----            ------            ---
      Total                           $  674            $ --            $ --            $  674            0.0%
                                      ======            ====            ====            ======            ===


--------------

Note: The life insurance caption represents premiums from life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.


See accompanying independent auditor's report.

                                                                     SCHEDULE V

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                        VALUATION AND QUALIFYING ACCOUNTS
                                ($000's omitted)
                  Years ended December 31, 1997, 1996 and 1995

------------------------------------------------------    ------------ ----------------------------- ------------- -------------
                        Column A                            Column B             Column C              Column D      Column E
------------------------------------------------------    ------------ ----------------------------- ------------- -------------
                                                           Balance at    Charged to     Charged to                  Balance at
                                                            beginning     costs and       other       Deductions      end of
                       Description                          of period     expenses       accounts        (1)          period
------------------------------------------------------    ------------ --------------  ------------- ------------- -------------
1997:
  Valuation allowances - fixed maturity securities           $   --       $ 1,011          $ --          $1,011       $   --
  Valuation allowances - mortgage loans on real estate          934           (53)           --             131          750
  Valuation allowances - real estate                            229            --            --              --          229
                                                             ------       -------          ----          ------       ------
      Total                                                  $1,163       $   958          $ --          $1,142       $  979
                                                             ======       =======          ====          ======       ======


1996:
  Valuation allowances - mortgage loans on real estate       $  750       $   184          $ --          $   --       $  934
  Valuation allowances - real estate                            229            --            --              --          229
                                                             ------       -------          ----          ------       ------
      Total                                                  $  979       $   184          $ --          $   --       $1,163
                                                             ======       =======          ====          ======       ======


1995:
  Valuation allowances - fixed maturity securities           $   --       $   996          $ --          $  996       $   --
  Valuation allowances - mortgage loans on real estate          860          (110)           --              --          750
  Valuation allowances - real estate                            472          (243)           --              --          229
                                                             ------       -------          ----          ------       ------
      Total                                                  $1,332       $   643          $ --          $  996       $  979
                                                             ======       =======          ====          ======       ======

--------
(1) Amounts represent direct write-downs charged against the valuation allowance.

See accompanying independent auditor's report.

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VA SEPARATE ACCOUNT-A certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment which has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 29th of April, 1998.

                                      NATIONWIDE VA SEPARATE ACCOUNT-A
                            ----------------------------------------------------
                                                 (Registrant)
                               NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                            ----------------------------------------------------
                                                  (Depositor)

                                            By/s/JOSEPH P. RATH
                            ----------------------------------------------------
                                                 Joseph P. Rath
                                Vice President - Product and Market Compliance

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 29th of April, 1998.

              SIGNATURE                                               TITLE
LEWIS J. ALPHIN                                                    Director
-------------------------------------------------
Lewis J. Alphin

A. I. BELL                                                         Director
-------------------------------------------------
A. I. Bell

KEITH W. ECKEL                                                       Director
-------------------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                                   Director
-------------------------------------------------
Willard J. Engel

FRED C. FINNEY                                                     Director
-------------------------------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                                          Director
-------------------------------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                                                 President and Chief
-------------------------------------------------          Operating Office and Director
Joseph J. Gasper

DIMON R. McFERSON                                        Chairman and Chief Executive Officer
-------------------------------------------------     Nationwide Insurance Enterprise and Director
Dimon R. McFerson

DAVID O. MILLER                                           Chairman of the Board and Director
-------------------------------------------------
David O. Miller

YVONNE L. MONTGOMERY                                               Director
-------------------------------------------------
Yvonne L. Montgomery

C. RAY NOECKER                                                     Director
-------------------------------------------------
C. Ray Noecker

ROBERT A. OAKLEY                                           Executive Vice President-
-------------------------------------------------           Chief Financial Officer
Robert A. Oakley

JAMES F. PATTERSON                                                 Director                      By/s/JOSEPH P. RATH
-------------------------------------------------                                       ----------------------------
James F. Patterson                                                                                 Joseph P. Rath
                                                                                                  Attorney-in-Fact
ARDEN L. SHISLER                                                  Director
-------------------------------------------------
Arden L. Shisler

ROBERT L. STEWART                                                  Director
-------------------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                                    Director
-------------------------------------------------
Nancy C. Thomas

HAROLD W. WEIHL                                                    Director
-------------------------------------------------
Harold W. Weihl


                                   100 of 100